UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC., EXTENDED MARKET INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2005

[LOGO OF USAA]
   USAA(R)

                              USAA EXTENDED MARKET
                                   INDEX Fund

                                         [GRAPHIC OF EXTENDED MARKET INDEX Fund]

                      1st Quarter Portfolio of Investments
--------------------------------------------------------------------------------
  MARCH 31, 2005

                                                                      (Form N-Q)

 I N T R O D U C T I O N
========================--------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2005 (UNAUDITED)

        USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

        The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P
        500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

        USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Fund Asset Management, L.P. with a substantially similar investment objective.

        FUND INVESTMENT
        ---------------

        At March 31, 2005, the Fund's investment in the Series was $128,624,000, at value, representing 59.43% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

        Following is the Portfolio of Investments of the Series as of March 31, 2005.

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                   of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE - 0.4%
      200    Aerosonic Corp.(a)                                                         $        880
    2,300    Armor Holdings, Inc.(a)                                                          85,307
    1,500    Cubic Corp.                                                                      28,410
    1,781    DRS Technologies, Inc.(a)                                                        75,692
    1,300    EDO Corp.                                                                        39,065
      900    ESCO Technologies, Inc.(a)                                                       72,315
    1,200    EnPro Industries, Inc.(a)                                                        33,000
    1,655    Engineered Support Systems, Inc.                                                 88,576
      500    Esterline Technologies Corp.(a)                                                  17,275
    3,100    GenCorp, Inc.                                                                    62,000
    1,792    Heico Corp. Class A                                                              28,439
    2,700    KVH Industries, Inc.(a)                                                          24,597
    1,500    Kaman Corp. Class A                                                              18,675
      400    MTC Technologies, Inc.(a)                                                        13,000
    1,300    Metrologic Instruments, Inc.(a)                                                  29,224
      700    SatCon Technology Corp.(a)                                                        1,183
      500    Spacehab, Inc.(a)                                                                   970
    1,900    Teledyne Technologies, Inc.(a)                                                   59,470
      300    Transtechnology Corp.(a)                                                          2,400
    3,000    Trimble Navigation Ltd.(a)                                                      101,430
    2,100    Veeco Instruments, Inc.(a)                                                       31,605
                                                                                        ------------
                                                                                             813,513
                                                                                        ------------
AIR TRANSPORT - 0.3%
    1,900    AAR Corp.(a)                                                                     25,840
    9,900    AMR Corp.(a)(g)                                                                 105,930
    1,500    ATA Holdings Corp.(a)                                                             1,710
    3,500    Airtran Holdings, Inc.(a)                                                        31,675
    1,500    Alaska Air Group, Inc.(a)                                                        44,160
    1,600    America West Holdings Corp. Class B(a)                                            8,688
    1,800    Aviall, Inc.(a)                                                                  50,400
    1,200    Aviation General, Inc.(a)                                                            60
    3,970    Continental Airlines, Inc. Class B(a)(g)                                         47,799
    2,895    EGL, Inc.(a)                                                                     66,006
    1,600    ExpressJet Holdings, Inc.(a)                                                     18,256
    2,700    FLYi, Inc.(a)(g)                                                                  3,429
    2,100    Frontier Airlines, Inc.(a)                                                       22,008
      700    Great Lakes Aviation Ltd.(a)                                                        546
    3,802    Hawaiian Holdings, Inc.(a)                                                       24,865
    5,250    JetBlue Airways Corp.(a)(g)                                                      99,960
      900    LMI Aerospace, Inc.(a)                                                            4,878
    1,300    MAIR Holdings, Inc.(a)                                                           11,596
    1,900    Mesa Air Group, Inc.(a)(g)                                                       13,300
      800    Midwest Air Group, Inc.(a)                                                        1,920
    5,100    Northwest Airlines Corp.(a)(g)                                                   34,119
      700    Petroleum Helicopters Non-Voting Shares(a)                                       20,538
    1,300    Pinnacle Airlines Corp.(a)                                                       13,806
    3,500    Skywest, Inc.                                                                    65,065
    4,705    UAL Corp.(a)(g)                                                                   4,564
      200    Vanguard Airlines, Inc.(a)                                                            -
                                                                                        ------------
                                                                                             721,118
                                                                                        ------------
APPAREL - 1.0%
    2,650    Aeropostale, Inc.(a)                                                             86,787
    3,500    Ashworth, Inc.(a)                                                                39,865
    5,100    Bebe Stores, Inc.                                                               173,145
    1,200    Brown Shoe Co., Inc.                                                             41,124
      700    The Buckle, Inc.                                                                 24,437
    1,400    Burke Mills, Inc.(a)                                                              1,162
    2,100    Cache, Inc.(a)                                                                   28,455
      400    Cherokee, Inc.                                                                   13,392
    2,500    Columbia Sportswear Co.(a)                                                      133,075
    3,400    DHB Industries, Inc.(a)                                                          29,920
    1,300    Deckers Outdoor Corp.(a)(g)                                                      46,462
      600    Escalade, Inc.                                                                    8,178
      200    Fab Industries, Inc.(a)                                                             200
      600    Finlay Enterprises, Inc.(a)                                                       7,926
    4,817    Fossil, Inc.(a)                                                                 124,881
    1,800    GSI Commerce, Inc.(a)                                                            24,354
    1,600    Guess?, Inc.(a)                                                                  21,920
      300    Haggar Corp.                                                                      6,057
      300    Hampshire Group Ltd.(a)                                                          11,985
    2,100    Hartmarx Corp.(a)                                                                20,034
      400    JPS Industries, Inc.(a)                                                           1,960
    1,900    The J. Jill Group, Inc.(a)                                                       26,144
    1,625    Jos. A. Bank Clothiers, Inc.(a)(g)                                               47,612
    2,600    K-Swiss, Inc. Class A                                                            85,878
    1,600    Kellwood Co.                                                                     46,064
    1,100    Kenneth Cole Productions, Inc. Class A                                           32,054
      500    Lacrosse Footwear, Inc.(a)                                                        5,900
    1,000    Magic Lantern Group, Inc.(a)                                                        270
      900    Marisa Christina, Inc.(a)                                                           891
      800    Mossimo, Inc.(a)                                                                  2,768
      300    Mothers Work, Inc.(a)                                                             4,149
      700    Oshkosh B'Gosh, Inc. Class A                                                     21,350
    1,500    Oxford Industries, Inc.                                                          54,885
    1,400    Perry Ellis International, Inc.(a)                                               31,416
    1,900    Phillips-Van Heusen                                                              50,616
    1,000    Phoenix Footwear Group, Inc.(a)                                                   6,850
    4,000    Polo Ralph Lauren Corp.                                                         155,200
        3    Polymer Group, Inc. Class B(a)                                                       68
    1,400    Quaker Fabric Corp.                                                               4,550
    3,300    Quiksilver, Inc.(a)                                                              95,799
    1,100    Rocky Shoes & Boots, Inc.(a)                                                     29,204
    2,900    Russell Corp.                                                                    52,432
    2,300    Skechers U.S.A., Inc. Class A(a)                                                 35,604
    1,700    Stage Stores, Inc.(a)                                                            65,263
      800    Steven Madden Ltd.(a)                                                            13,352
    2,400    Stride Rite Corp.                                                                31,920
    1,500    Superior Uniform Group, Inc.                                                     20,520
      200    Tandy Brands Accessories, Inc.                                                    2,994
    2,000    Timberland Co. Class A(a)                                                       141,860
    3,300    Tropical Sportswear International Corp.(a)                                           99
    3,200    Unifi, Inc.(a)                                                                   10,720
    2,700    The Warnaco Group, Inc.(a)                                                       64,908
      150    Weyco Group, Inc.                                                                 6,567
    3,600    Wolverine World Wide, Inc.                                                       77,148
                                                                                        ------------
                                                                                           2,070,374
                                                                                        ------------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
BUSINESS MACHINES - 2.0%
   21,790    3Com Corp.(a)                                                              $     77,572
      600    3D Systems Corp.(a)                                                              11,322
    3,700    ActivCard Corp.(a)                                                               23,495
    9,400    Adaptec, Inc.(a)                                                                 45,026
    5,200    Advanced Digital Information Corp.(a)                                            42,640
    3,400    American Software Class A                                                        22,066
    1,400    Analogic Corp.                                                                   60,550
      900    Applied Films Corp.(a)                                                           20,808
    2,500    Arbitron, Inc.                                                                  107,250
    3,100    Artesyn Technologies, Inc.(a)                                                    27,001
    4,190    Ascential Software Corp.(a)                                                      77,641
    1,915    Avici Systems, Inc.(a)                                                            8,233
    2,700    Avocent Corp.(a)                                                                 69,282
   25,340    BEA Systems, Inc.(a)                                                            201,960
    1,400    Black Box Corp.                                                                  52,374
    4,800    Borland Software Corp.(a)                                                        38,976
    2,100    Brooktrout, Inc.(a)                                                              23,625
      600    California First National Bancorp                                                 7,500
      700    Communication Intelligence(a)                                                       283
    1,900    Computer Horizons Corp.(a)                                                        6,935
    3,900    Concurrent Computer Corp.(a)                                                      8,034
    2,100    Convera Corp.(a)                                                                 10,878
      410    CoSine Communications, Inc.(a)                                                      852
    5,100    Cray, Inc.(a)                                                                    13,005
    1,100    Crossroads Systems, Inc.(a)                                                         913
    4,100    Diebold, Inc.                                                                   224,885
    3,600    Digital Lightwave, Inc.(a)(g)                                                     2,844
   12,995    Enterasys Networks, Inc.(a)                                                      18,193
      300    Exabyte Corp.(a)                                                                     78
      100    Extended Systems, Inc.(a)                                                           483
    4,051    Fair Isaac Corp.                                                                139,516
      900    Flow International Corp.(a)                                                       5,418
    8,300    Foundry Networks, Inc.(a)                                                        82,170
      500    General Binding Corp.(a)                                                         10,500
    2,900    Hanger Orthopedic Group, Inc.(a)                                                 17,255
    3,000    Hypercom Corp.(a)                                                                14,190
    9,200    IKON Office Solutions, Inc.                                                      90,988
      900    Imagistics International, Inc.(a)                                                31,437
      200    Immersion Corp.(a)                                                                1,200
    4,900    Input/Output, Inc.(a)                                                            31,605
    4,900    Integrated Device Technology, Inc.(a)                                            58,947
    3,016    Intergraph Corp.(a)                                                              86,891
    3,250    Interland, Inc.(a)                                                                6,955
    2,000    InterVoice, Inc.(a)                                                              22,460
    3,060    Iomega Corp.(a)                                                                  13,127
    6,800    Island Pacific, Inc.(a)(g)                                                        1,360
   32,747    Juniper Networks, Inc.(a)                                                       722,399
    2,800    LTX Corp.(a)                                                                     12,432
    2,100    Lantronix, Inc.(a)                                                                3,885
    2,000    MIPS Technologies, Inc.(a)                                                       23,000
    1,300    MSC.Software Corp.(a)                                                            14,469
      200    MTI Technology Corp.(a)                                                             304
   15,212    Maxtor Corp.(a)                                                                  80,928
    5,000    McData Corp.(a)                                                                  18,850
      200    Media 100, Inc.(a)                                                                    1
   11,049    Microchip Technology, Inc.                                                      287,384
    4,700    Micromuse, Inc.(a)                                                               21,291
    3,400    Micros Systems, Inc.(a)                                                         124,814
    5,000    Napster Inc.(a)(g)                                                               32,550
    7,500    Network Engines, Inc.(a)                                                         13,200
      500    Omnicell, Inc.(a)                                                                 3,605
    2,963    PalmOne, Inc.(a)(g)                                                              75,201
    3,385    Premiere Global Services, Inc.(a)                                                38,318
      100    Procom Technology, Inc.(a)                                                          180
    1,300    Pure World, Inc.(a)                                                               2,171
    9,090    Sandisk Corp.(a)                                                                252,702
      600    Scansource, Inc.(a)                                                              31,098
      300    Scientific Technologies, Inc.(a)                                                  1,170
    3,300    Sigma Designs, Inc.(a)(g)                                                        35,046
   15,600    Silicon Graphics, Inc.(a)(g)                                                     18,564
    6,000    Storage Technology Corp.(a)                                                     184,800
      445    SumTotal Systems, Inc.(a)                                                         2,425
    5,655    Sybase, Inc.(a)                                                                 104,391
    1,300    Tech Data Corp.(a)                                                               48,178
    6,000    Titan Corp.(a)                                                                  108,960
   11,100    Total System Services, Inc.                                                     277,389
      940    Transact Technologies, Inc.(a)                                                    9,409
      100    Trans-Industries, Inc.(a)                                                           182
    1,300    Visual Networks, Inc.(a)                                                          3,900
    2,075    Vitria Technology, Inc.(a)                                                        7,180
    3,100    White Electronic Designs Corp.(a)                                                15,159
                                                                                        ------------
                                                                                           4,394,258
                                                                                        ------------
BUSINESS SERVICES - 10.9%
    4,900    @Road Inc.(a)                                                                    20,090
    1,940    24/7 Real Media, Inc.(a)                                                          6,305
      600    4Kids Entertainment, Inc.(a)                                                     13,266
    2,900    ABM Industries, Inc.                                                             55,767
    2,700    AMICAS, Inc.(a)                                                                   9,936
    1,720    AMN Healthcare Services, Inc.(a)                                                 27,365
      300    Accrue Software, Inc.(a)                                                              -
    3,700    Actuate Corp.(a)                                                                  8,880
       40    Adept Technology, Inc.(a)                                                           214
    5,690    Adesa, Inc.                                                                     132,918
    1,800    Administaff, Inc.                                                                26,280
    2,500    Advent Software, Inc.(a)                                                         45,450
      900    The Advisory Board Co.(a)                                                        39,330
    1,800    Advo, Inc.                                                                       67,410
    2,600    Aether Systems, Inc.(a)                                                           8,684
    3,760    Affymetrix, Inc.(a)                                                             161,078
    3,100    Agile Software Corp.(a)                                                          22,568
    8,000    Akamai Technologies, Inc.(a)                                                    101,840
    1,800    Aksys Ltd.(a)(g)                                                                  5,706
    3,900    Alderwoods Group, Inc.(a)                                                        48,516
    3,400    Alfacell Corp.(a)                                                                 6,698
    4,000    Alliance Data Systems Corp.(a)                                                  161,600
    1,000    The Allied Defense Group, Inc.(a)                                                24,490
    2,500    Alteon, Inc.(a)                                                                   1,475
    1,600    Altiris, Inc.(a)                                                                 38,160
      600    Ambassadors International, Inc.                                                   8,419

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                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
   15,500    America Online Latin America, Inc. Class A(a)                              $      2,015
    1,460    American Ecology Corp.                                                           17,272
       48    American Independence Corp.(a)                                                      632
    1,100    American Superconductor Corp.(a)                                                 10,978
      200    Analysts International Corp.(a)                                                     724
      500    Angelica Corp.                                                                   14,000
      500    Ansoft Corp.(a)                                                                  13,490
    2,800    Ansys, Inc.(a)                                                                   95,788
    2,400    answerthink, Inc.(a)                                                              9,912
    1,400    Anteon International Corp.(a)                                                    54,502
    4,545    aQuantive, Inc.(a)                                                               50,313
    7,690    Aramark Corp.                                                                   202,093
    3,654    Ariba, Inc.(a)                                                                   28,355
    8,571    Art Technology Group, Inc.(a)                                                     8,999
       12    Artemis International Solutions Corp.(a)                                             33
    3,460    Ask Jeeves(a)                                                                    97,157
    4,000    Aspen Technology, Inc.(a)                                                        22,720
    8,600    Atari Inc.(a)                                                                    27,176
    1,900    Authentidate Holding Corp.(a)                                                     7,581
    5,600    The BISYS Group, Inc.(a)                                                         87,808
      900    Bankrate, Inc.(a)                                                                12,051
      102    Baran Group Ltd.(a)                                                                 592
      400    Barrett Business Services(a)                                                      8,776
    9,900    BearingPoint, Inc.(a)                                                            86,823
      300    Bestway, Inc.(a)                                                                  3,225
    7,300    BindView Development Corp.(a)                                                    23,944
    1,070    Blue Coat Systems, Inc.(a)                                                       25,145
    1,400    Blue Martini Software, Inc.(a)                                                    5,474
      100    Bottomline Technologies, Inc.(a)                                                  1,305
    2,100    Bowne & Co., Inc.                                                                31,584
    1,400    Bright Horizons Family Solutions, Inc.(a)                                        47,236
    3,300    The Brink's Co.                                                                 114,180
    1,988    BroadVision, Inc.(a)(g)                                                           3,380
   15,400    Brocade Communications Systems, Inc.(a)                                          91,168
    4,600    Bsquare Corp.(a)                                                                  2,300
    1,700    CACI International, Inc. Class A(a)                                              93,891
    1,200    CDI Corp.                                                                        26,556
    4,845    CDW Corp.                                                                       274,615
    3,865    CSG Systems International(a)                                                     62,961
    5,668    Career Education Corp.(a)                                                       194,186
    1,400    Carreker Corp.(a)                                                                 7,854
    1,100    Casella Waste Systems, Inc.(a)                                                   14,553
    2,200    Catalina Marketing Corp.                                                         56,980
      500    Catapult Communications Corp.(a)                                                 10,675
    3,550    Cell Genesys, Inc.(a)(g)                                                         16,081
    1,000    Centra Software, Inc.(a)                                                          2,400
    4,545    Century Business Services, Inc.(a)                                               18,634
      500    Cerbco, Inc. Class A                                                              4,725
    8,400    Ceridian Corp.(a)                                                               143,220
    1,500    Cerner Corp.(a)                                                                  78,765
    3,600    Certegy, Inc.                                                                   124,632
    1,400    Charles River Associates, Inc.(a)                                                69,090
    4,790    Checkfree Corp.(a)                                                              195,240
      600    Chemed Corp.                                                                     45,888
    5,333    ChoicePoint, Inc.(a)                                                            213,907
    4,100    Chordiant Software, Inc.(a)                                                       6,847
    3,800    Ciber, Inc.(a)                                                                   27,626
      200    Clarus Corp.(a)                                                                   1,590
    2,400    Clean Harbors, Inc.(a)(g)                                                        44,016
    2,200    Click Commerce, Inc.(a)                                                          31,394
      800    Closure Medical Corp.(a)                                                         21,360
    7,400    Cognizant Technology Solutions Corp.(a)                                         341,880
    4,960    Commerce One, Inc.(a)                                                               645
      500    Computer Programs & Systems, Inc.                                                14,040
    1,090    Concord Communications, Inc.(a)                                                  11,031
    1,900    Concur Technologies, Inc.(a)                                                     15,428
    2,100    Connetics Corp.(a)                                                               53,109
    5,250    Copart, Inc.(a)                                                                 123,690
    2,200    Corillian Corp.(a)                                                                7,656
    7,035    Corinthian Colleges, Inc.(a)                                                    110,590
      700    Cornell Cos., Inc.(a)                                                             8,820
    2,800    Corporate Executive Board Co.                                                   179,060
    1,100    CoStar Group, Inc.(a)                                                            40,535
      225    Courier Corp.                                                                    11,799
    1,400    Covansys Corp.(a)                                                                20,881
      225    Critical Path, Inc.(a)                                                              162
    3,100    Cross Country Healthcare, Inc.(a)                                                51,956
    2,300    CuraGen Corp.(a)                                                                  9,568
    3,700    Cybersource Corp.(a)                                                             19,055
    1,000    DSL.Net, Inc.(a)                                                                    130
    5,200    DST Systems, Inc.(a)                                                            240,136
    1,200    Datastream Systems, Inc.(a)                                                       8,424
      100    Deltathree, Inc. Class A(a)                                                         383
    2,100    Dendrite International, Inc.(a)                                                  29,484
    4,100    DeVry, Inc.(a)                                                                   77,572
    1,200    Digimarc Corp.(a)                                                                 7,380
    4,400    Digital Generation Systems(a)                                                     5,676
      200    Digital Impact, Inc.(a)                                                             690
    2,500    Digital Insight Corp.(a)                                                         41,000
    1,400    Digital River, Inc.(a)                                                           43,624
    3,279    Digitas, Inc.(a)                                                                 33,118
    1,200    Discovery Partners International, Inc.(a)                                         3,840
    2,300    Diversa Corp.(a)                                                                 11,454
    2,500    DocuCorp International, Inc.(a)                                                  19,400
    3,900    Dot Hill Systems Corp.(a)                                                        23,205
    7,300    DoubleClick, Inc.(a)                                                             56,210
    4,200    Dun & Bradstreet Corp.(a)                                                       258,090
    3,000    Dyax Corp.(a)                                                                     9,660
    5,000    E-Loan, Inc.(a)                                                                  13,250
    1,100    EPIQ Systems, Inc.(a)                                                            14,278
    1,775    EVCI Career Colleges Holding Corp.(a)                                            13,277
    9,600    Earthlink, Inc.(a)                                                               86,400
       50    EasyLink Services Corp. Class A(a)                                                   50
    2,500    Echelon Corp.(a)                                                                 17,100
    2,600    Eclipsys Corp.(a)                                                                40,248
    2,300    eCollege.com, Inc.(a)                                                            29,762
    4,200    Education Management Corp.(a)                                                   117,390
    3,100    eFunds Corp.(a)                                                                  69,192
       20    Egain Communications Corp.(a)                                                        16
       40    eLoyalty Corp.(a)                                                                   251
    1,100    Embarcadero Technologies, Inc.(a)                                                 7,249
    9,400    eMerge Interactive, Inc. Class B(a)(g)                                            7,802

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    3,300    Encysive Pharmaceuticals, Inc.(a)                                          $     33,726
    3,600    Ener1, Inc.(a)                                                                    2,088
      400    Ennis, Inc.                                                                       6,768
      600    Entrust, Inc.(a)                                                                  2,250
    2,900    Epicor Software Corp.(a)                                                         37,990
    4,650    E.piphany, Inc.(a)                                                               16,507
    2,975    eResearch Technology, Inc.(a)                                                    35,046
    2,545    Euronet Worldwide, Inc.(a)                                                       72,660
        2    Evolve Software, Inc.(a)                                                              -
    3,200    Evolving Systems, Inc.(a)                                                         8,544
       13    Exchange Applications, Inc.(a)                                                        -
    3,800    Exelixis, Inc.(a)                                                                25,764
      700    Exponent, Inc.(a)                                                                16,723
    2,100    F5 Networks, Inc.(a)                                                            106,029
    2,050    FTI Consulting, Inc.(a)                                                          42,312
    2,550    Factset Research Systems, Inc.                                                   84,175
      300    Falcon Products, Inc.(a)                                                             25
    2,800    FalconStor Software, Inc.(a)                                                     16,716
      800    Fargo Electronics, Inc.(a)                                                       11,736
      900    Federal Agricultural Mortgage Corp. Class A                                      12,690
    3,005    Filenet Corp.(a)                                                                 68,454
    1,700    FindWhat.com(a)                                                                  17,629
    1,500    First Consulting Group, Inc.(a)                                                   7,800
        8    Five Star Quality Care, Inc.(a)                                                      67
    1,200    Forrester Research, Inc.(a)                                                      16,896
      800    Franklin Covey Co.(a)                                                             1,840
    1,800    G&K Services, Inc. Class A                                                       72,522
    6,400    GTECH Holdings Corp.                                                            150,592
    1,700    GTSI Corp.(a)                                                                    16,490
      460    Gaiam, Inc.(a)                                                                    2,548
    2,600    Gartner, Inc. Class B(a)                                                         24,310
      900    Genaissance Pharmaceuticals(a)                                                    1,124
    2,200    Genencor International, Inc.(a)                                                  42,306
       35    General Magic, Inc.(a)                                                                -
    2,900    Gentiva Health Services, Inc.(a)                                                 46,922
      600    The Geo Group, Inc.(a)                                                           17,148
      200    Geoworks Corp.(a)                                                                     6
    1,600    Gevity HR, Inc.                                                                  30,592
      100    Gliatech, Inc.(a)                                                                     -
    2,000    Global Imaging Systems, Inc.(a)                                                  70,920
    2,360    Global Payments, Inc.                                                           152,196
   16,800    Google, Inc.(a)                                                               3,032,568
    3,600    GoRemote Internet Communications, Inc.(a)                                         5,501
    1,100    Hansen Natural Corp.(a)                                                          65,857
    3,400    Harris Interactive, Inc.(a)                                                      15,674
    4,300    Harte-Hanks, Inc.                                                               118,508
    1,800    Heidrick & Struggles International, Inc.(a)                                      66,186
    6,220    Hewitt Associates, Inc. Class A(a)                                              165,452
    2,400    Hudson Highland Group, Inc.(a)                                                   41,016
    1,953    Hyperion Solutions Corp.(a)                                                      86,147
   43,172    IAC/InterActiveCorp(a)(g)                                                       961,440
      800    ICT Group, Inc.(a)                                                                9,016
    1,400    IDX Systems Corp.(a)                                                             48,622
    1,580    IPIX Corp.(a)(g)                                                                  4,566
    3,110    ITT Educational Services, Inc.(a)                                               150,835
    1,300    Icoria, Inc.(a)                                                                     455
    6,390    Identix, Inc.(a)                                                                 32,270
    2,100    iGate Corp.(a)                                                                    7,833
    2,800    I-many, Inc.(a)                                                                   4,452
      350    The Immune Response Corp.(a)                                                        273
    1,400    Indus International, Inc.(a)                                                      3,416
    3,900    InFocus Corp.(a)                                                                 22,386
    3,200    Informatica Corp.(a)                                                             26,464
       26    Information Architects Corp.(a)                                                       3
    2,700    Inforte Corp.                                                                    14,580
    1,840    Infospace, Inc.(a)                                                               75,127
    1,300    infoUSA, Inc.                                                                    13,663
    1,595    Innovative Solutions & Support, Inc.(a)                                          50,641
      700    Insurance Auto Auctions, Inc.(a)                                                 19,495
       83    Insweb Corp.(a)                                                                     237
      600    Integral Systems, Inc.                                                           13,776
    3,700    Integrated Alarm Services Group, Inc.(a)(g)                                      18,500
    3,800    Intelligroup, Inc.(a)                                                             4,636
    4,000    Intellisync Corp.(a)(g)                                                          14,640
      600    Interactive Intelligence, Inc.(a)                                                 2,976
   15,800    Internap Network Services Corp.(a)                                                9,322
    2,600    Internet Security Systems(a)                                                     47,580
      100    Intersections, Inc.(a)                                                            1,455
    2,800    Interwoven, Inc.(a)                                                              21,812
    1,200    Intevac, Inc.(a)                                                                 11,316
    1,000    Intrado, Inc.(a)                                                                 12,300
       25    Intrusion, Inc.(a)                                                                   53
    3,300    Invitrogen Corp.(a)                                                             228,360
    6,300    Ipass, Inc.(a)                                                                   38,556
    7,950    Iron Mountain, Inc.(a)                                                          229,278
    1,400    iVillage, Inc.(a)                                                                 8,526
    2,900    JDA Software Group, Inc.(a)                                                      40,716
    5,100    Jack Henry & Associates, Inc.                                                    91,749
    3,385    Jacobs Engineering Group, Inc.(a)                                               175,749
    1,700    John H. Harland Co.                                                              58,412
    2,600    Jupitermedia Corp.(a)                                                            40,326
    1,821    Kana Software, Inc.(a)                                                            3,077
    3,636    Keane, Inc.(a)                                                                   47,377
      100    Keith Cos., Inc.(a)                                                               1,730
    2,000    Kelly Services, Inc. Class A                                                     57,580
      500    Keynote Systems, Inc.(a)                                                          5,935
    1,870    Kforce, Inc.(a)                                                                  20,551
    2,530    Kinder Morgan Management LLC(a)                                                 102,693
      400    Knology, Inc.(a)                                                                    948
    3,000    Korn/Ferry International(a)                                                      57,090
    1,875    Kronos, Inc.(a)                                                                  95,831
    2,400    LECG Corp.(a)                                                                    47,040
       42    LQ Corp., Inc.(a)                                                                    70
    2,500    Labor Ready, Inc.(a)                                                             46,625
    5,707    Lamar Advertising Co. Class A(a)                                                229,935
    3,400    Laureate Education, Inc.(a)                                                     145,486
    3,300    Lawson Software, Inc.(a)                                                         19,470
    2,000    Layne Christensen Co.(a)                                                         34,540
      300    Learning Care Group, Inc.(a)                                                      1,101
    1,000    Learning Tree International, Inc.(a)                                             14,410
      100    Level 8 Systems, Inc.(a)                                                              7
    2,219    Lightbridge, Inc.(a)                                                             13,425

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    2,800    Lionbridge Technologies(a)                                                 $     15,932
    6,410    Looksmart(a)                                                                      5,705
   11,000    Loudeye Corp.(a)(g)                                                              15,840
    1,200    Luminex Corp.(a)                                                                  9,036
    1,300    MAPICS, Inc.(a)                                                                  16,549
      900    MAXIMUS, Inc.(a)                                                                 30,141
    4,600    MPS Group, Inc.(a)                                                               48,346
      800    MPW Industrial Services Group, Inc.(a)                                            1,896
    1,300    MRO Software, Inc.(a)                                                            18,239
    2,690    Macrovision Corp.(a)                                                             61,305
    2,040    Magma Design Automation, Inc.(a)                                                 24,214
    3,900    Management Network Group, Inc.(a)                                                 9,243
    1,500    Manhattan Associates, Inc.(a)                                                    30,555
    3,216    Manpower, Inc.                                                                  139,960
    1,895    Mantech International Corp. Class A(a)                                           43,718
    4,900    Manugistics Group, Inc.(a)                                                        8,232
    1,200    Mapinfo Corp.(a)                                                                 14,448
      400    Marchex, Inc. Class B(a)                                                          7,456
    1,987    Matria Healthcare, Inc.(a)                                                       61,021
    2,900    Matrixone, Inc.(a)                                                               13,833
    1,600    Maxygen, Inc.(a)                                                                 13,728
    9,477    McAfee, Inc.(a)                                                                 213,801
    4,100    Mechanical Technology, Inc.(a)                                                   18,122
    1,800    Medical Staffing Network Holdings, Inc.(a)                                       11,898
    4,100    Mentor Graphics Corp.(a)                                                         56,170
      800    Merge Technologies, Inc.(a)                                                      13,992
      100    Meta Group, Inc.(a)                                                                 998
    1,900    MetaSolv, Inc.(a)                                                                 4,655
    3,700    Metro One Telecommunications(a)(g)                                                4,954
      400    Michael Baker Corp.(a)                                                            8,820
    1,390    MicroStrategy, Inc. Class A(a)                                                   75,435
    1,300    Microvision, Inc.(a)(g)                                                           7,579
    3,700    Millennium Cell, Inc.(a)(g)                                                       7,659
    5,966    Mindspeed Technologies, Inc.(a)                                                  13,304
    2,800    Miravant Medical Technologies(a)                                                  2,212
    1,100    Mobius Management Systems, Inc.(a)                                                7,205
      400    Moldflow Corp.(a)                                                                 6,396
    3,300    NAVTEQ Corp.(a)                                                                 143,055
    1,837    NCO Group, Inc.(a)                                                               35,913
    2,200    NDCHealth Corp.                                                                  35,156
    3,200    NIC, Inc.(a)                                                                     15,264
    1,400    NMS Communications Corp.(a)                                                       6,006
      900    NMT Medical, Inc.(a)                                                              7,380
      800    NVE Corp.(a)(g)                                                                  15,216
    1,900    NYFIX, Inc.(a)                                                                   10,222
    1,600    Nassda Corp.(a)                                                                  10,656
    4,500    National Instruments Corp.                                                      121,725
      240    Natural Health Trends Corp.(a)                                                    3,185
    2,000    Nautilus, Inc.                                                                   47,520
    2,700    Navigant Consulting, Inc.(a)                                                     73,521
       13    Navisite, Inc.(a)                                                                    21
    3,100    NeighborCare, Inc.(a)                                                            90,675
    1,220    Neoforma, Inc.(a)(g)                                                              9,699
      100    Neon Systems, Inc.(a)                                                               354
      200    NeoRx Corp.(a)                                                                      198
   3,820     NetFlix, Inc.(a)(g)                                                              41,447
     100     Netguru, Inc.(a)                                                                    111
   3,096     NetIQ Corp.(a)                                                                   35,387
      57     Netmanage, Inc.(a)                                                                  377
     400     Net Perceptions, Inc.(a)                                                            326
   1,900     Netratings, Inc.(a)                                                              28,975
     200     Netscout Systems, Inc.(a)                                                           890
      20     NetSol Technologies, Inc.(a)                                                         37
     200     New Century Equity Holdings Corp.(a)                                                 46
   3,000     New Frontier Media, Inc.(a)                                                      21,462
     400     New Horizons Worldwide, Inc.(a)                                                   1,600
      60     Niku Corp.(a)                                                                     1,083
   2,100     Nuance Communications, Inc.(a)                                                    6,132
   4,200     On Assignment, Inc.(a)                                                           21,420
     200     On2 Technologies, Inc.(a)                                                           128
      60     Onvia, Inc.(a)                                                                      307
     650     Onyx Software Corp.(a)                                                            1,710
   1,000     Open Solutions, Inc.(a)                                                          19,830
   3,761     Openwave Systems, Inc.(a)                                                        45,847
   1,200     Opnet Technologies, Inc.(a)                                                      10,032
   4,400     Opsware, Inc.(a)                                                                 22,704
   1,225     Option Care, Inc.                                                                25,223
   2,900     Orbital Sciences Corp.(a)                                                        28,072
   1,545     Orchid BioSciences, Inc.(a)                                                      18,169
     800     Overland Storage, Inc.(a)                                                        11,744
     100     PC Mall, Inc.(a)                                                                  1,242
   1,100     PC-Tel, Inc.(a)                                                                   8,096
     900     PDI, Inc.(a)                                                                     18,450
   1,391     PLATO Learning, Inc.(a)                                                          10,850
   5,700     PRG-Schultz International, Inc.(a)                                               28,557
   2,000     Packeteer, Inc.(a)                                                               30,780
   2,900     Pac-West Telecomm, Inc.(a)                                                        4,756
   1,369     PalmSource, Inc.(a)                                                              12,376
   3,500     Paxar Corp.(a)                                                                   74,690
     600     Pec Solutions, Inc.(a)                                                            7,548
   2,800     Pegasus Solutions, Inc.(a)                                                       33,096
     500     Pegasystems, Inc.(a)                                                              2,690
   6,500     Perot Systems Corp. Class A(a)                                                   87,360
   3,000     Per-Se Technologies, Inc.(a)                                                     46,050
   3,700     Phoenix Technologies Ltd.(a)                                                     35,224
   4,145     Pixar(a)                                                                        404,345
   5,229     Polycom, Inc.(a)                                                                 88,632
   2,300     Pomeroy IT Solutions, Inc.(a)                                                    34,270
   1,500     Portal Software, Inc.(a)                                                          3,630
   1,030     Pre-Paid Legal Services, Inc.(g)                                                 34,855
      10     Prescient Applied Intelligence, Inc.(a)                                               5
   2,333     Priceline.com, Inc.(a)(g)                                                        58,792
   2,900     Progress Software Corp.(a)                                                       76,038
   1,700     ProQuest Co.(a)                                                                  61,455
      32     Prosoft Learning Corp.(a)                                                            27
     102     Protection One, Inc.(a)                                                           2,856
   1,700     QAD, Inc.                                                                        14,059
     800     Quality Systems, Inc.                                                            33,872
   4,400     Quest Software, Inc.(a)                                                          60,896
     500     Quixote Corp.                                                                    10,835

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      366    Quotesmith.com, Inc.(a)                                                    $      1,739
    1,500    Quovadx, Inc.(a)                                                                  4,635
    1,400    R.H. Donnelley Corp.(a)                                                          81,326
    2,700    RPC, Inc.                                                                        41,013
    2,400    RSA Security, Inc.(a)                                                            38,040
    1,800    Radiant Systems, Inc.(a)                                                         17,640
    6,800    RealNetworks, Inc.(a)                                                            39,304
    2,800    Redback Networks, Inc.(a)                                                        16,744
   11,300    Red Hat, Inc.(a)(g)                                                             123,283
    1,497    Register.com(a)                                                                   8,787
      400    Remedytemp, Inc. Class A(a)                                                       3,940
    1,700    Renaissance Learning, Inc.                                                       29,104
    9,200    Republic Services, Inc. Class A                                                 308,016
    3,800    Resources Connection, Inc.(a)                                                    79,534
    3,100    Retek, Inc.(a)                                                                   34,782
    4,400    The Reynolds & Reynolds Co. Class A                                             119,064
    1,765    Rigel Pharmaceuticals, Inc.(a)                                                   28,311
      400    Rural Cellular Corp. Class A(a)                                                   2,116
      600    SAVVIS Communications Corp.(a)                                                      372
    2,415    The SCO Group, Inc.(a)                                                            8,501
      750    SFBC International, Inc.(a)                                                      26,430
    2,600    SM&A(a)                                                                          21,476
    1,400    SPAR Group, Inc.(a)                                                               1,862
      709    SPSS, Inc.(a)                                                                    12,330
    1,000    SRA International, Inc. Class A(a)                                               60,250
    1,160    SS&C Technologies, Inc.                                                          26,448
    2,400    SYKES Enterprises, Inc.(a)                                                       16,488
      400    SYNNEX Corp.(a)                                                                   6,968
      875    Saba Software, Inc.(a)                                                            4,428
    1,434    SafeNet, Inc.(a)                                                                 42,031
      200    Sagent Technology, Inc.                                                               4
    2,800    Salesforce.com, Inc.(a)                                                          41,972
      600    Salon Media Group, Inc.(a)                                                          150
    7,400    Sapient Corp.(a)                                                                 54,353
      100    Scientific Learning Corp.(a)                                                        600
    1,600    Seachange International, Inc.(a)                                                 20,720
    2,100    Secure Computing Corp.(a)                                                        17,997
    3,900    Seebeyond Technology Corp.(a)                                                    12,324
    5,700    Selectica, Inc.(a)                                                               18,354
    2,000    Sequenom, Inc.(a)                                                                 2,100
    3,300    Serena Software, Inc.(a)                                                         78,408
   17,900    The ServiceMaster Co.                                                           241,650
   77,625    Sirius Satellite Radio, Inc.(a)(g)                                              436,253
    3,800    Sitel Corp.(a)                                                                    7,448
       16    Smartserv Online, Inc.(a)                                                            25
      300    Sonic Foundry, Inc.(a)                                                              444
    3,600    SonicWALL, Inc.(a)                                                               18,324
    1,200    Sourcecorp(a)                                                                    24,168
    1,200    Spartech Corp.                                                                   23,820
    3,600    Spherion Corp.(a)                                                                26,964
    1,400    The Standard Register Co.                                                        17,430
    1,500    Startek, Inc.                                                                    25,200
    2,900    Stericycle, Inc.(a)                                                             128,180
      100    Storage Computer Corp.(a)                                                            18
    1,120    Stratasys, Inc.(a)                                                               31,730
    6,000    Strategic Diagnostics, Inc.(a)                                                   17,940
      800    Strayer Education, Inc.                                                          90,656
    1,500    TheStreet.com, Inc.(a)                                                            6,465
    4,400    SupportSoft, Inc.(a)                                                             23,232
   16,500    Sycamore Networks, Inc.(a)                                                       58,740
    2,300    Symyx Technologies(a)                                                            50,715
    8,805    Synopsys, Inc.(a)                                                               159,371
    1,600    Synplicity, Inc.(a)                                                               8,976
    1,200    Syntel, Inc.                                                                     21,240
      600    Sypris Solutions, Inc.                                                            6,432
   14,400    TIBCO Software, Inc.(a)                                                         107,280
      600    TNS, Inc.(a)                                                                     10,770
      600    TRC Cos., Inc.(a)                                                                 8,820
    2,182    Talx Corp.                                                                       39,625
    8,800    Tapestry Pharmaceuticals, Inc.(a)                                                 5,192
      300    Technology Solutions Co.(a)                                                         303
      200    TeleCommunication Systems, Inc. Class A(a)                                          534
    4,500    TeleTech Holdings, Inc.(a)                                                       58,140
    2,830    Telik, Inc.(a)                                                                   42,676
      200    Tenfold Corp.(a)                                                                    114
      600    TeraForce Technology Corp.(a)                                                        54
    3,225    Tetra Tech, Inc.(a)                                                              40,700
    2,150    Tetra Technologies, Inc.(a)                                                      61,146
      900    Tier Technologies, Inc. Class B(a)                                                6,633
    2,500    Track Data Corp.(a)                                                               6,525
    2,500    TradeStation Group, Inc.(a)                                                      15,100
    2,800    Transaction Systems Architects, Inc. Class A(a)                                  64,820
    1,950    Trident Microsystems, Inc.(a)                                                    34,476
      800    Trizetto Group(a)                                                                 7,448
      277    Tumbleweed Communications Corp.(a)                                                  765
    4,200    UNOVA, Inc.(a)                                                                   86,730
    1,600    URS Corp.(a)                                                                     46,000
    1,200    Ultimate Software Group, Inc.(a)                                                 19,176
    3,853    United Online, Inc.(a)                                                           40,341
      645    Universal Access Global Holdings, Inc.(a)                                            97
      600    Universal Electronics, Inc.(a)                                                   10,128
    1,055    Universal Technical Institute, Inc.(a)                                           38,824
    7,300    VA Software Corp.(a)                                                             12,045
      504    VI Technologies, Inc.(a)(g)                                                       1,521
    5,777    Valueclick, Inc.(a)                                                              61,294
      200    Vasco Data Security International(a)                                              1,254
    2,500    Vastera, Inc.(a)                                                                  7,325
    2,180    Ventiv Health, Inc.(a)                                                           50,140
    1,800    Verint Systems, Inc.(a)                                                          62,892
   15,758    VeriSign, Inc.(a)                                                               452,255
    1,300    Verisity Ltd.(a)                                                                 15,509
    2,685    Verity, Inc.(a)                                                                  25,373
       50    Versata, Inc.(a)                                                                     43
      570    Verso Technologies, Inc.(a)                                                         194
      300    Vertel Corp.(a)                                                                       1
      460    VerticalNet, Inc.(a)                                                                400
    1,400    Vertrue, Inc.(a)(g)                                                              49,616
    1,350    Viad Corp.                                                                       36,315
   16,800    Via Net.Works, Inc.(a)                                                            3,192
    6,030    Viewpoint Corp.(a)                                                               16,884

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
   17,300    Vignette Corp.(a)                                                          $     22,663
    3,500    Viisage Technology, Inc.(a)                                                      11,795
      600    Volt Information Sciences, Inc.(a)                                               14,490
    2,750    Waste Connections, Inc.(a)                                                       95,563
    2,000    WatchGuard Technologies(a)                                                        6,460
    1,640    Watson Wyatt & Co. Holdings                                                      44,608
    2,000    Wave Systems Corp. Class A(a)                                                     1,920
    2,700    WebEx Communications, Inc.(a)                                                    58,293
   19,160    WebMD Corp.(a)                                                                  162,860
    3,200    webMethods, Inc.(a)                                                              17,536
    1,600    Websense, Inc.(a)                                                                86,080
    6,650    Weight Watchers International, Inc.(a)                                          285,817
      500    Westaff, Inc.(a)                                                                  1,605
    5,700    Wind River Systems, Inc.(a)                                                      85,956
    3,700    Wireless Facilities, Inc.(a)                                                     23,125
    1,100    Witness Systems, Inc.(a)                                                         19,305
      200    Worldgate Communications(a)(g)                                                      778
    3,400    Wynn Resorts Ltd.(a)                                                            230,316
   10,000    Xybernaut Corp.(a)(g)                                                             4,200
    3,400    Zix Corp.(a)(g)                                                                  12,716
                                                                                        ------------
                                                                                          23,584,136
                                                                                        ------------
CHEMICALS - 1.6%
      400    AEP Industries, Inc.(a)                                                           7,860
    1,500    AMCOL International Corp.                                                        28,140
    1,425    Aceto Corp.                                                                      10,573
    3,400    Airgas, Inc.                                                                     81,226
    2,600    Albemarle Corp.                                                                  94,536
    1,400    Anika Therapeutics, Inc.(a)                                                      17,920
      600    Arch Chemicals, Inc.                                                             17,082
    1,300    Bio-Rad Laboratories, Inc. Class A(a)                                            63,323
    1,800    Brady Corp.                                                                      58,230
    3,500    Cabot Corp.                                                                     117,005
    2,300    Calgon Carbon Corp.                                                              19,642
    9,980    Celgene Corp.(a)                                                                339,819
    5,800    Crompton Corp.                                                                   84,680
    1,900    Cytec Industries, Inc.                                                          103,075
    4,400    Entegris, Inc.(a)                                                                43,516
    2,400    Ferro Corp.                                                                      45,168
    5,100    Foamex International, Inc.(a)                                                    10,149
    4,300    General Chemical Group, Inc.(a)                                                      86
    2,000    Georgia Gulf Corp.                                                               91,960
    1,700    H.B. Fuller Co.                                                                  49,300
      300    Hawkins, Inc.                                                                     3,594
      550    KMG Chemicals, Inc.                                                               3,492
    3,182    Kronos Worldwide, Inc.                                                          135,286
    3,600    Landec Corp.(a)                                                                  26,208
    3,515    Lubrizol Corp.                                                                  142,850
   14,756    Lyondell Chemical Co.                                                           411,987
    1,600    MacDermid, Inc.                                                                  52,000
      450    Mace Security International, Inc.(a)                                              1,188
    2,100    Matrixx Initiatives, Inc.(a)                                                     23,709
   13,600    The Mosaic Co.(a)                                                               232,016
      120    NewMarket Corp.(a)                                                                2,232
    2,200    OM Group, Inc.(a)                                                                66,924
    3,192    Olin Corp.                                                                       71,182
    1,700    Omnova Solutions, Inc.(a)                                                         9,129
    2,000    Oxigene, Inc.(a)                                                                  8,160
      400    Penford Corp.                                                                     6,500
    5,500    PolyOne Corp.(a)                                                                 48,840
      500    Quaker Chemical Corp.                                                            10,270
    6,800    RPM International, Inc.                                                         124,304
    1,900    Repligen Corp.(a)                                                                 3,230
    1,000    Rogers Corp.(a)                                                                  40,000
    3,900    Rollins, Inc.                                                                    72,540
    1,100    Schawk, Inc.                                                                     20,075
    3,000    Schulman A, Inc.                                                                 52,260
    3,200    Sensient Technologies Corp.                                                      68,992
      400    Stepan Co.                                                                        9,404
    1,300    TOR Minerals International, Inc.(a)                                               7,631
    2,700    Terra Nitrogen Co. LP                                                            67,365
    1,600    Tredegar Corp.                                                                   26,976
    1,100    Trex Co., Inc.(a)                                                                48,851
    2,900    Valspar Corp.                                                                   134,966
    1,900    WD-40 Co.                                                                        61,731
    6,800    WR Grace & Co.(a)                                                                57,936
    4,600    Wellman, Inc.                                                                    66,516
    1,100    Westlake Chemical Corp.                                                          35,585
    1,100    Zoltek Cos., Inc.(a)(g)                                                          13,376
                                                                                        ------------
                                                                                           3,450,595
                                                                                        ------------
COMMERCIAL BANKS - 5.2%
      720    ABC Bancorp                                                                      12,161
      800    Alabama National Bancorporation                                                  49,512
      200    Ameriana Bancorp                                                                  2,660
      400    American National Bankshares, Inc.                                                9,612
      432    Arrow Financial Corp.                                                            11,763
    7,879    Associated Banc-Corp                                                            246,061
    1,200    BCSB Bankcorp, Inc.                                                              16,572
    4,700    The Banc Corp.(a)                                                                48,269
      400    Bancfirst Corp.                                                                  27,608
      460    The Bancorp Inc.(a)                                                               6,440
    3,800    Bancorpsouth, Inc.                                                               78,432
    2,500    Bank Mutual Corp.                                                                29,550
      525    Bank of Granite Corp.                                                             9,707
    3,600    Bank of Hawaii Corp.                                                            162,936
    3,500    BankAtlantic Bancorp, Inc. Class A                                               60,900
      200    Bar Harbor Bankshares                                                             5,370
    2,800    Bay View Capital Corp.                                                           44,828
      300    Berkshire Bancorp, Inc.                                                           6,016
    2,600    Boston Private Financial Holdings, Inc.                                          61,750
    3,499    Brookline Bancorp, Inc.                                                          52,135
      400    Bryn Mawr Bank Corp.                                                              8,168
      800    CFS Bancorp, Inc.                                                                10,952
      300    Camden National Corp.                                                            10,605
    1,100    Capital Bank Corp.                                                               18,260
      500    Capital City Bank Group, Inc.                                                    20,255
      420    Capitol Bancorp Ltd.                                                             12,711
    4,540    Capitol Federal Financial                                                       157,266
      210    Carrollton Bancorp                                                                3,137

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      900    Cascade Bancorp                                                            $     17,379
      400    Cavalry Bancorp, Inc.                                                             8,424
      520    Center Bancorp, Inc.                                                              6,484
      628    Central Coast Bancorp(a)                                                         10,523
      300    Century Bancorp, Inc. Class A                                                     8,601
    1,113    Chemical Financial Corp.                                                         36,178
    2,233    Chittenden Corp.                                                                 58,214
    3,300    Citizens Banking Corp.                                                           96,888
    2,428    Citizens South Banking Corp.                                                     33,191
      300    City Bank                                                                         9,597
    1,800    City Holding Co.                                                                 53,163
    2,700    City National Corp.                                                             188,514
      980    Clifton Savings Bancorp, Inc.                                                    10,976
    1,250    CoBiz, Inc.                                                                      24,225
    7,155    The Colonial BancGroup, Inc.                                                    146,821
      400    Columbia Bancorp                                                                 12,744
    1,930    Columbia Banking System, Inc.                                                    45,837
      100    Comm Bancorp, Inc.                                                                4,125
    6,220    Commerce Bancorp, Inc.                                                          201,963
    4,385    Commerce Bancshares, Inc.                                                       211,357
      356    Commercial Bankshares, Inc.                                                      13,884
      100    Commercial National Financial Corp.                                               2,155
    1,600    Community Bank System, Inc.                                                      36,656
      488    Community Banks, Inc.                                                            12,195
      880    Community Trust Bancorp, Inc.                                                    25,353
    1,500    Corus Bankshares, Inc.                                                           71,535
    3,440    Cullen/Frost Bankers, Inc.                                                      155,316
    6,750    Doral Financial Corp.                                                           147,757
      900    EFC Bancorp, Inc.                                                                22,995
    3,690    East-West Bancorp, Inc.                                                         136,235
      250    Exchange National Bancshares, Inc.                                                7,262
      350    FFLC Bancorp, Inc.                                                               14,497
      300    FNB Corp.                                                                         6,003
    2,985    F.N.B. Corporation                                                               57,163
      300    FNB Corporation                                                                   7,734
    1,125    FNB Financial Services Corp.                                                     25,312
      300    Farmers Capital Bank Corp.                                                       10,026
      100    Financial Institutions, Inc.                                                      1,981
      600    First Bancorp                                                                    13,584
    2,050    First BanCorp                                                                    86,612
      750    First Busey Corp.                                                                14,512
    1,800    First Cash Financial Services, Inc.(a)                                           38,106
      700    First Charter Corp.                                                              15,813
      600    First Citizens BancShares, Inc. Class A                                          87,828
    3,200    First Commonwealth Financial Corp.                                               43,840
    1,200    First Federal Bancshares of Arkansas, Inc.                                       28,416
    1,710    First Financial Bancorp                                                          31,207
      350    First Financial Bankshares, Inc.                                                 15,620
      270    First Financial Service Corp.                                                     7,020
      300    First M&F Corp.                                                                  10,239
      115    First Merchants Corp.                                                             2,978
    2,275    First Midwest Bancorp, Inc.                                                      73,892
    1,210    First Mutual Bancshares, Inc.                                                    30,807
    7,106    First Niagara Financial Group, Inc.                                              93,870
      450    First Oak Brook Bancshares, Inc.                                                 13,180
      200    The First of Long Island Corp.                                                    8,398
    1,200    First Republic Bank                                                              38,844
      400    First South Bancorp, Inc.                                                        11,320
    2,400    First State Bancorporation                                                       40,740
      542    FirstBank NW Corp.                                                               15,176
    4,900    FirstMerit Corp.                                                                131,124
      500    Flag Financial Corp.                                                              7,440
    1,500    Franklin Bank Corp.(a)                                                           25,875
      400    Frontier Financial Corp.                                                         15,160
    7,951    Fulton Financial Corp.                                                          173,252
      561    German American Bancorp                                                           8,695
    3,900    Gold Banc Corp., Inc.                                                            54,717
      600    Great Southern Bancorp, Inc.                                                     19,482
    3,764    Greater Bay Bancorp                                                              91,879
      435    Greater Community Bancorp                                                         6,960
    1,500    Hancock Holding Co.                                                              48,750
    4,956    Hanmi Financial Corp.                                                            82,022
    1,400    Harbor Florida Bancshares, Inc.                                                  47,740
    1,541    Harleysville National Corp.                                                      32,746
      700    Heritage Commerce Corp.                                                          12,901
    9,200    Hibernia Corp. Class A                                                          294,492
    1,200    Home Federal Bancorp                                                             30,060
      500    Horizon Financial Corp.                                                           9,390
   11,820    Hudson City Bancorp, Inc.                                                       432,021
    3,440    Hudson United Bancorp                                                           121,260
      800    Independent Bank Corp.                                                           23,200
    1,000    Integra Bank Corp.                                                               22,140
      975    Interchange Financial Services Corp.                                             16,819
    4,175    Internet Capital Group, Inc.(a)                                                  29,309
    1,500    Irwin Financial Corp.                                                            34,530
    2,500    Jefferson Bancshares, Inc.                                                       30,875
      500    LSB Bancshares, Inc.                                                              8,549
      200    Lakeland Financial Corp.                                                          7,690
      250    MASSBANK Corp.                                                                    9,463
    1,000    Main Street Banks, Inc.                                                          26,480
      363    MainSource Financial Group, Inc.                                                  7,979
    5,077    Mercantile Bankshares Corp.                                                     258,216
      350    Merchants Bancshares, Inc.                                                        9,380
    1,400    Mid-State Bancshares                                                             37,240
    1,000    Midwest Banc Holdings, Inc.                                                      19,910
    1,360    NBT Bancorp, Inc.                                                                30,478
    2,900    Nara Bancorp, Inc.                                                               40,745
      787    National Penn Bancshares, Inc.                                                   19,337
    2,900    Netbank, Inc.                                                                    24,592
    5,400    NewAlliance Bancshares, Inc.                                                     75,600
    1,500    North Valley Bancorp                                                             28,425
      300    Northern States Financial Corp.                                                   8,208
      150    Norwood Financial Corp.                                                           4,327
      700    OceanFirst Financial Corp.                                                       16,079
      700    Ohio Valley Banc Corp.                                                           23,100
    4,332    Old National Bancorp                                                             87,940
      800    Old Second Bancorp, Inc.                                                         24,140
      546    Omega Financial Corp.                                                            16,263
    1,294    Oriental Financial Group                                                         30,305
    2,460    PFF Bancorp, Inc.                                                                67,896

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    1,000    Pamrapo Bancorp, Inc.                                                      $     21,980
      630    Park National Corp.                                                              70,875
      300    Parkvale Financial Corp.                                                          8,340
      363    Peapack Gladstone Financial Corp.                                                 9,801
      800    Pennfed Financial Services, Inc.                                                 11,872
      200    Peoples Bancorp                                                                   4,010
      595    Peoples Bancorp, Inc.                                                            16,006
      220    Peoples Bancorp of North Carolina, Inc.                                           3,916
    1,120    Peoples Banctrust Co., Inc.                                                      17,920
    5,342    People's Bank                                                                   218,755
    1,200    Peoples Financial Corp.                                                          21,480
   16,600    Popular, Inc.                                                                   403,712
    2,000    PrivateBancorp, Inc.                                                             62,820
    1,100    Prosperity Bancshares, Inc.                                                      29,139
    2,603    Provident Bancorp, Inc.                                                          31,861
    2,856    Provident Bankshares Corp.                                                       94,134
    3,330    Republic Bancorp, Inc.                                                           45,088
    1,024    Republic Bancorp, Inc. Class A                                                   22,743
    2,940    Riggs National Corp.                                                             56,125
      534    Royal Bancshares of Pennsylvania Class A                                         12,138
    1,500    S&T Bancorp, Inc.                                                                53,100
    6,000    S1 Corp.(a)                                                                      41,640
      200    SY Bancorp, Inc.                                                                  4,400
      650    Sandy Spring Bancorp, Inc.                                                       21,008
      151    Savannah Bancorp, Inc.                                                            4,364
      870    Seacoast Banking Corp. of Florida                                                17,122
      300    Shore Bancshares, Inc.                                                            9,270
      600    Signature Bank(a)                                                                15,906
    2,275    Silicon Valley Bancshares(a)                                                    100,237
      400    Simmons First National Corp. Class A                                              9,928
    5,504    Sky Financial Group, Inc.                                                       147,617
    6,055    The South Financial Group, Inc.                                                 184,920
      700    Southwest Bancorp, Inc.                                                          12,915
    4,000    Southwest Bancorp of Texas, Inc.                                                 73,400
      132    Southwest Georgia Financial Corp.                                                 3,033
      438    State Bancorp, Inc.                                                              11,392
    3,950    Sterling Bancshares, Inc.                                                        56,090
      700    Suffolk Bancorp                                                                  23,121
      800    Summit Bancshares, Inc.                                                          13,640
      798    Sun Bancorp, Inc.(a)                                                             18,262
    1,972    Susquehanna Bancshares, Inc.                                                     48,077
    8,890    TCF Financial Corp.                                                             241,364
    5,234    TD Banknorth, Inc.(a)                                                           163,510
    2,925    Texas Regional Bancshares, Inc. Class A                                          88,072
      484    Tompkins Trustco, Inc.                                                           20,594
      900    Trico Bancshares                                                                 18,855
    4,160    TrustCo Bank Corp NY                                                             47,798
    3,100    Trustmark Corp.                                                                  89,900
    3,375    UCBH Holdings, Inc.                                                             134,663
    1,310    UMB Financial Corp.                                                              74,565
      837    USB Holding Co., Inc.                                                            18,573
    4,936    Umpqua Holdings Corp.                                                           115,256
      400    Union Bankshares Corp.                                                           12,808
    9,100    UnionBanCal Corp.                                                               557,375
      279    United Bancorp, Inc.                                                              3,909
    3,400    United Bankshares, Inc.                                                         112,676
    1,632    United Community Financial Corp.                                                 18,099
    1,232    Unizan Financial Corp.                                                           32,032
    1,200    Vail Banks, Inc.                                                                 15,552
    6,048    Valley National Bancorp                                                         155,917
    1,625    Virginia Commerce Bancorp(a)                                                     43,940
      500    WSFS Financial Corp.                                                             26,280
      800    Washington Trust Bancorp, Inc.                                                   21,984
    1,300    WesBanco, Inc.                                                                   35,763
      800    West Coast Bancorp                                                               19,040
    1,800    Westamerica Bancorporation                                                       93,186
    3,221    Westcorp                                                                        136,087
    2,550    Whitney Holding Corp.                                                           113,501
    3,900    Wilmington Trust Corp.                                                          136,890
    1,650    Wintrust Financial Corp.                                                         77,699
    1,600    Yardville National Bancorp                                                       52,192
                                                                                        ------------
                                                                                          11,240,319
                                                                                        ------------
CONSTRUCTION - 2.3%
      400    Ablest, Inc.(a)                                                                   2,920
    1,000    American Woodmark Corp.                                                          36,280
      400    Ameron International Corp.                                                       14,400
    2,900    Apogee Enterprises, Inc.                                                         41,412
    2,500    Armstrong Holdings, Inc.(a)(g)                                                    4,625
      264    Beazer Homes USA, Inc.                                                           13,163
    1,900    Brookfield Homes Corp.                                                           80,199
    2,140    Building Material Holding Corp.                                                  95,187
      900    Carter's, Inc.(a)                                                                35,775
    1,510    Cavco Industries, Inc.(a)                                                        36,513
      375    Ceradyne, Inc.(a)                                                                 8,389
   16,751    DR Horton, Inc.                                                                 489,790
      500    Dominion Homes, Inc.(a)                                                           8,465
    2,633    Dycom Industries, Inc.(a)                                                        60,533
      900    EMCOR Group, Inc.(a)                                                             42,138
    1,240    Eagle Materials, Inc.                                                           100,366
    2,200    ElkCorp                                                                          84,612
    2,650    Florida Rock Industries, Inc.                                                   155,873
      600    Global Power Equipment Group, Inc.(a)                                             5,748
    1,950    Granite Construction, Inc.                                                       51,226
    3,500    Hovnanian Enterprises, Inc. Class A(a)                                          178,500
      500    Infrasource Services, Inc.(a)                                                     6,000
    1,600    Insituform Technologies, Inc. Class A(a)                                         23,216
      100    Integrated Electrical Services, Inc.(a)                                             276
      800    International Aluminum Corp.                                                     26,568
      300    LS Starrett Co. Class A                                                           5,820
      750    LSI Industries, Inc.                                                              8,422
    4,400    Lafarge North America, Inc.                                                     257,180
    7,580    Lennar Corp. Class A                                                            429,634
    1,180    Levitt Corp. Class A                                                             30,255
    2,616    MDC Holdings, Inc.                                                              182,204
    1,500    M/I Homes, Inc.                                                                  73,395
    2,800    Martin Marietta Materials, Inc.                                                 156,576
    1,900    Mastec, Inc.(a)                                                                  15,599
    1,200    Meritage Homes Corp.(a)                                                          70,704
    1,200    NCI Building Systems, Inc.(a)                                                    46,320
      423    NVR, Inc.(a)                                                                    332,055

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      200    Noland Co.                                                                 $      9,258
    2,400    Palm Harbor Homes, Inc.(a)                                                       39,024
      100    Patriot Transportation Holding, Inc.(a)                                           5,207
      500    Performance Technologies, Inc.(a)                                                 3,330
    1,500    Perini Corp.(a)                                                                  20,685
    6,600    Quanta Services, Inc.(a)                                                         50,358
    1,000    Ryland Group, Inc.                                                               62,020
    6,800    SBA Communications Corp. Class A(a)                                              62,288
    2,000    Simpson Manufacturing Co., Inc.                                                  61,800
      100    Skyline Corp.                                                                     3,849
    2,600    Standard-Pacific Corp.                                                          187,694
    2,800    Technical Olympic USA, Inc.                                                      84,560
    1,300    Texas Industries, Inc.                                                           69,875
    4,300    Toll Brothers, Inc.(a)                                                          339,055
    1,400    U.S. Concrete, Inc.(a)                                                            8,778
    3,900    USG Corp.(a)(g)                                                                 129,324
      500    United Mobile Homes, Inc.                                                         8,020
    2,600    WCI Communities, Inc.(a)                                                         78,208
    1,600    WESCO International, Inc.(a)                                                     44,800
    4,300    Walter Industries, Inc.                                                         182,965
    3,200    West Corp.                                                                      102,400
    6,000    Westell Technologies, Inc. Class A(a)                                            33,060
      500    William Lyon Homes, Inc.(a)                                                      38,350
    1,300    Wilsons The Leather Experts(a)                                                    6,201
    2,200    Yankee Candle Co., Inc.                                                          69,740
                                                                                        ------------
                                                                                           4,911,187
                                                                                        ------------
CONSUMER - DURABLES - 0.7%
    1,700    American Technology Corp.(a)                                                     13,685
    1,665    Applica, Inc.(a)                                                                  8,425
      700    Bassett Furniture Industries, Inc.                                               13,790
    4,200    Champion Enterprises, Inc.(a)                                                    39,480
      300    Compx International, Inc.                                                         5,094
    1,700    Emerson Radio(a)                                                                  5,984
    2,000    Ethan Allen Interiors, Inc.                                                      64,000
      200    Flexsteel Industries                                                              3,302
    2,700    Furniture Brands International, Inc.                                             58,887
   26,100    Gemstar-TV Guide International, Inc.(a)                                         113,535
      800    Genlyte Group, Inc.(a)                                                           71,976
    2,920    Griffon Corp.(a)                                                                 62,517
    1,100    Haverty Furniture Cos., Inc.                                                     16,775
    2,400    Helen of Troy Ltd.(a)                                                            65,712
    3,400    Interface, Inc. Class A(a)                                                       23,188
    2,300    Kimball International, Inc. Class B                                              33,350
      200    Koss Corp.                                                                        4,074
    3,100    La-Z-Boy, Inc.                                                                   43,183
      400    Lifetime Hoan Corp.                                                               6,196
      500    Mac-Gray Corp.(a)                                                                 4,225
    3,664    Mohawk Industries, Inc.(a)                                                      308,875
      400    National Presto Industries, Inc.                                                 16,120
    3,705    Restoration Hardware, Inc.(a)                                                    21,119
    1,700    Rockford Corp.(a)                                                                 4,165
      500    The Rowe Cos.(a)                                                                  1,980
      600    Salton, Inc.(a)(g)                                                                1,302
    2,100    Select Comfort Corp.(a)                                                          42,924
    1,000    Stanley Furniture Co., Inc.                                                      47,280
    1,600    Sturm Ruger & Co., Inc.                                                          11,088
    5,700    Tempur-Pedic International, Inc.(a)                                             106,362
      800    Thomas Industries, Inc.                                                          31,712
    1,445    Toro Co.                                                                        127,883
    4,300    United Rentals, Inc.(a)                                                          86,903
      642    Virco Manufacturing(a)                                                            4,931
      600    Water Pik Technologies, Inc.(a)                                                  11,820
      300    Wickes, Inc.(a)                                                                       -
                                                                                        ------------
                                                                                           1,481,842
                                                                                        ------------
CONTAINERS - 0.4%
      200    Anchor Glass Container Corp.                                                        448
    9,900    Crown Holdings, Inc.(a)                                                         154,044
    9,900    Graphic Packaging Corp.(a)                                                       43,659
    1,200    Greif, Inc.                                                                      83,616
    1,900    Mobile Mini, Inc.(a)                                                             76,779
    9,300    Owens-Illinois, Inc.(a)                                                         233,802
      500    Packaging Dynamics Corp.                                                          6,995
    1,000    Silgan Holdings, Inc.                                                            64,980
    5,500    Sonoco Products Co.                                                             158,675
                                                                                        ------------
                                                                                             822,998
                                                                                        ------------
DOMESTIC OIL - 2.9%
    4,400    Amerivest Properties, Inc.                                                       22,792
    3,100    Cal Dive International, Inc.(a)                                                 140,430
      700    Callon Petroleum Co.(a)                                                          10,878
    3,200    Carrizo Oil & Gas, Inc.(a)                                                       54,368
   16,000    Chesapeake Energy Corp.                                                         351,040
      500    Clayton Williams Energy, Inc.(a)                                                 12,950
    2,000    Comstock Resources, Inc.(a)                                                      57,480
    5,610    Consol Energy, Inc.                                                             263,782
    3,335    Delta Petroleum Corp.(a)                                                         48,324
    8,700    Diamond Offshore Drilling                                                       434,130
      400    Dorchester Minerals LP                                                            8,740
    1,900    Edge Petroleum Corp.(a)                                                          31,464
    1,201    Enbridge Energy Management LLC(a)                                                58,657
    1,000    Encore Acquisition Co.(a)                                                        41,300
    2,800    Energy Partners Ltd.(a)                                                          72,716
    2,800    Frontier Oil Corp.                                                              101,528
   10,030    Global Industries Ltd.(a)                                                        94,282
    1,830    Gulf Island Fabrication, Inc.                                                    42,932
    1,200    Gulfmark Offshore, Inc.(a)                                                       31,092
    2,100    Harvest Natural Resources, Inc.(a)                                               24,969
    1,600    Holly Corp.                                                                      59,632
    1,400    Houston Exploration Co.(a)                                                       79,730
    2,900    KCS Energy, Inc.(a)                                                              44,544
    1,300    Magellan Midstream Partners                                                      79,365
    6,350    Magnum Hunter Resources, Inc.(a)                                                102,299
    1,900    Matrix Service Co.(a)                                                             8,265
    2,200    McMoRan Exploration Co.(a)(g)                                                    44,220
    4,600    Meridian Resource Corp.(a)                                                       23,736
    5,400    Murphy Oil Corp.                                                                533,142
    2,999    Newfield Exploration Co.(a)                                                     222,706

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      900    PYR Energy Corp.(a)                                                        $      1,422
    2,100    Pacific Energy Partners LP                                                       63,840
    4,312    Patina Oil & Gas Corp.                                                          172,480
    9,410    Patterson-UTI Energy, Inc.                                                      235,438
    7,100    Petroquest Energy, Inc.(a)                                                       47,144
    8,175    Pioneer Natural Resources Co.                                                   349,236
    5,384    Plains Exploration & Production Co.(a)                                          187,902
    3,600    Pogo Producing Co.                                                              177,264
    4,800    Premcor, Inc.                                                                   286,464
    7,900    Pride International, Inc.(a)                                                    196,236
    2,820    Quicksilver Resources, Inc.(a)                                                  137,419
    1,800    Remington Oil & Gas Corp.(a)                                                     56,736
    1,700    Spinnaker Exploration Co.(a)                                                     60,401
    2,200    St. Mary Land & Exploration Co.                                                 110,110
    2,179    Stone Energy Corp.(a)                                                           105,834
      800    Sunoco Logistics Partners LP                                                     32,240
    2,300    Superior Energy Services(a)                                                      39,560
    4,800    Syntroleum Corp.(a)                                                              58,752
    3,300    TEPPCO Partners LP                                                              138,600
   15,700    Tatham Offshore, Inc.(a)                                                             16
    4,000    Tesoro Corp.(a)                                                                 148,080
    2,200    Todco Class A(a)                                                                 56,848
    2,000    Transmontaigne, Inc.(a)                                                          16,000
    4,100    Ultra Petroleum Corp.(a)                                                        208,280
    2,600    Universal Compression Holdings, Inc.(a)                                          98,462
    1,200    Valero LP                                                                        72,300
      500    Valley National Gases, Inc.                                                       8,190
    3,900    Vintage Petroleum, Inc.                                                         122,694
    1,100    Whiting Petroleum Corp.(a)                                                       44,858
                                                                                        ------------
                                                                                           6,334,299
                                                                                        ------------
DRUGS & MEDICINE - 9.8%
    2,200    AMERIGROUP Corp.(a)                                                              80,432
      900    ATS Medical, Inc.(a)                                                              3,285
    3,000    AVANIR Pharmaceuticals Class A(a)                                                 6,600
    2,200    AVI BioPharma, Inc.(a)                                                            5,500
    4,300    aaiPharma, Inc.(a)(g)                                                             3,053
    1,200    Abaxis, Inc.(a)                                                                  10,620
    5,300    Abgenix, Inc.(a)                                                                 37,100
    1,100    Abiomed, Inc.(a)                                                                 11,638
    2,000    Able Laboratories, Inc.(a)                                                       46,920
    1,600    Accelrys, Inc.(a)                                                                 9,488
    3,003    Accredo Health, Inc.(a)                                                         133,363
    3,000    Adolor Corp.(a)                                                                  29,820
    2,300    Advanced Medical Optics, Inc.(a)                                                 83,283
    1,700    Advanced Neuromodulation Systems, Inc.(a)                                        45,577
    1,700    Air Methods Corp.(a)                                                             13,549
    1,900    Albany Molecular Research, Inc.(a)                                               19,532
    1,600    Alexion Pharmaceuticals, Inc.(a)                                                 34,664
    3,600    Align Technology, Inc.(a)                                                        22,464
    4,800    Alkermes, Inc.(a)                                                                49,824
    1,700    Alliance Imaging, Inc.(a)                                                        16,235
    5,800    Allos Therapeutics(a)                                                            11,948
    2,345    Allscripts Healthcare Solutions, Inc.(a)                                         33,533
    2,200    Alpharma, Inc. Class A                                                           27,104
    1,200    Amedisys, Inc.(a)                                                                36,300
    2,600    American Healthways, Inc.(a)                                                     85,852
    4,000    American Medical Systems Holdings, Inc.(a)                                       68,720
    4,350    American Pharmaceutical Partners, Inc.(a)(g)                                    225,069
    2,800    Amsurg Corp.(a)                                                                  70,840
    6,600    Amylin Pharmaceuticals, Inc.(a)                                                 115,434
    4,300    Andrx Corp.(a)                                                                   97,481
      513    Angiodynamics, Inc.(a)                                                            9,388
    3,300    Antigenics, Inc.(a)(g)                                                           22,110
    5,585    Aphton Corp.(a)(g)                                                                7,093
    4,100    Applera Corp. - Celera Genomics Group(a)                                         42,025
    2,800    Apria Healthcare Group, Inc.(a)                                                  89,880
    8,200    Aradigm Corp.(a)(g)                                                              10,004
    3,340    Arena Pharmaceuticals, Inc.(a)                                                   16,867
    3,100    Ariad Pharmaceuticals, Inc.(a)                                                   17,360
    3,130    Arqule, Inc.(a)                                                                  14,742
    1,400    Array Biopharma, Inc.(a)                                                          9,814
    2,400    Arrow International, Inc.                                                        82,440
    2,000    Arthrocare Corp.(a)                                                              57,000
      700    Aspect Medical Systems, Inc.(a)                                                  15,113
    2,200    Atherogenics Inc.(a)(g)                                                          28,798
    3,800    Avant Immunotherapeutics, Inc.(a)                                                 6,194
    1,000    Avigen, Inc.(a)                                                                   2,790
      600    Axonyx, Inc.(a)                                                                     738
    4,063    Barr Pharmaceuticals, Inc.(a)                                                   198,396
      200    Barrier Therapeutics, Inc.(a)                                                     3,098
    3,500    Beckman Coulter, Inc.                                                           232,575
    6,400    Beverly Enterprises, Inc.(a)                                                     79,232
    3,100    BioCryst Pharmaceuticals, Inc.(a)                                                14,291
    2,400    Biolase Technology, Inc.(g)                                                      20,400
    6,500    BioMarin Pharmaceuticals, Inc.(a)                                                33,475
    3,000    Biopure Corp.(a)(g)                                                                 998
    4,596    Bioscript, Inc.(a)                                                               27,714
    1,360    Biosite, Inc.(a)                                                                 70,761
      100    Biosource International, Inc.(a)                                                    728
    1,000    Biospecifics Technologies(a)                                                      1,000
      900    BioSphere Medical, Inc.(a)                                                        3,555
    1,800    BioVeris Corp.(a)                                                                 9,504
   11,900    Birman Managed Care, Inc.(a)                                                          1
    1,800    Bone Care International, Inc.(a)                                                 46,692
    1,600    Bradley Pharmaceuticals, Inc.(a)                                                 15,296
      388    Britesmile, Inc.(a)(g)                                                            1,327
    2,700    CNS, Inc.                                                                        48,060
    2,700    CTI Molecular Imaging, Inc.(a)                                                   54,729
    2,700    CV Therapeutics, Inc.(a)                                                         54,972
   16,300    Calypte Biomedical Corp.(a)                                                       4,238
    1,200    Cambrex Corp.                                                                    25,560
    3,300    Cardiac Science, Inc.(a)                                                          3,795
    2,400    Cardiodynamics International Corp.(a)                                             7,008
    1,476    Cardiotech International, Inc.(a)                                                 2,804
    3,600    Cell Therapeutics, Inc.(a)(g)                                                    12,924
    3,300    Centene Corp.(a)                                                                 98,967
    3,200    Cephalon, Inc.(a)                                                               149,856
    1,400    Cerus Corp.(a)                                                                    4,298
    3,892    Charles River Laboratories International, Inc.(a)                               183,080

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      900    Cholestech Corp.(a)                                                        $      9,072
    1,400    Ciphergen Biosystems, Inc.(a)                                                     3,878
   11,200    Clarient, Inc.(a)(g)                                                             13,328
    2,500    Collagenex Pharmaceuticals, Inc.(a)                                              11,675
    2,500    Columbia Laboratories, Inc.(a)                                                    4,775
    5,000    Community Health Systems, Inc.(a)                                               174,550
    2,700    Compex Technologies, Inc.(a)                                                     13,527
    1,000    Conceptus, Inc.(a)                                                                7,800
    2,050    Conmed Corp.(a)                                                                  61,746
    2,643    Cooper Cos., Inc.                                                               192,675
      142    CorAutus Genetics, Inc.(a)                                                          615
    3,800    Corixa Corp.(a)                                                                  11,666
      100    Corvel Corp.(a)                                                                   2,132
    3,600    Covance, Inc.(a)                                                                171,396
    6,264    Coventry Health Care, Inc.(a)                                                   426,829
    2,400    CryoLife, Inc.(a)(g)                                                             14,856
    3,600    Cubist Pharmaceuticals, Inc.(a)                                                  38,232
    1,935    Curative Health Services, Inc.(a)                                                 6,579
    2,300    Curis, Inc.(a)                                                                    8,234
    1,900    Cyberonics, Inc.(a)                                                              83,923
    1,800    Cypress Bioscience, Inc.(a)                                                      16,326
      730    Cytogen Corp.(a)                                                                  4,227
      200    Cytokinetics, Inc.(a)                                                             1,312
    6,400    Cytyc Corp.(a)                                                                  147,264
      900    D&K Healthcare Resources, Inc.                                                    7,533
      500    DJ Orthopedics, Inc.(a)                                                          12,525
    2,675    Dade Behring Holdings, Inc.(a)                                                  157,638
    1,400    Datascope Corp.                                                                  42,812
    6,100    DaVita, Inc.(a)                                                                 255,285
      900    Daxor Corp.(a)                                                                   19,890
    3,430    Dendreon Corp.(a)                                                                18,694
    4,550    Dentsply International, Inc.                                                    247,566
    1,500    Diagnostic Products Corp.                                                        72,450
      200    Diametrics Medical, Inc.(a)                                                           6
    1,000    Digene Corp.(a)                                                                  20,750
    2,800    Discovery Laboratories, Inc.(a)                                                  15,764
    2,100    Dov Pharmaceutical, Inc.(a)                                                      28,728
    3,000    Durect Corp.(a)                                                                  10,920
      600    Dusa Pharmaceuticals, Inc.(a)                                                     5,238
      600    E-Z-EM,Inc.                                                                       7,152
    1,400    EPIX Pharmaceuticals, Inc.(a)                                                     9,800
    3,500    Edwards Lifesciences Corp.(a)                                                   151,270
    2,300    Emisphere Technologies, Inc.(a)(g)                                                8,441
      400    Encore Medical Corp.(a)                                                           2,152
    8,200    Endo Pharmaceuticals Holdings, Inc.(a)                                          184,910
      200    Endologix, Inc.(a)                                                                1,150
    4,300    Entremed, Inc.(a)                                                                 9,030
      673    Enzo Biochem, Inc.(a)                                                             9,705
    2,600    Enzon Pharmaceuticals, Inc.(a)                                                   26,494
    5,500    Eon Labs, Inc.(a)                                                               166,320
      725    Escalon Medical Corp.(a)                                                          3,777
    1,600    Exact Sciences Corp.(a)                                                           5,712
      900    Eyetech Pharmaceuticals, Inc.(a)                                                 24,750
    2,150    First Horizon Pharmaceutical Corp.(a)                                            36,292
   17,300    Fonar Corp.(a)                                                                   23,355
    3,200    Gen-Probe, Inc.(a)                                                              142,592
    3,100    Genaera Corp.(a)                                                                  7,223
    1,900    Gene Logic, Inc.(a)                                                               5,966
    2,000    Genelabs Technologies(a)                                                          1,200
   64,540    Genentech, Inc.(a)(g)                                                         3,653,609
    1,150    Genesis HealthCare Corp.(a)                                                      49,323
    2,100    Genitope Corp.(a)                                                                26,250
    9,700    Genta, Inc.(a)                                                                   10,961
    3,100    Geron Corp.(a)                                                                   18,941
      133    GlycoGenesys, Inc.(a)                                                                98
    4,900    Guilford Pharmaceuticals, Inc.(a)(g)                                             11,270
    1,500    Haemonetics Corp.(a)                                                             63,240
    6,480    Health Net, Inc.(a)                                                             211,961
      900    Healthcare Services Group                                                        21,825
    3,100    HealthExtras, Inc.(a)                                                            51,615
    2,000    HealthTronics, Inc.(a)                                                           21,520
    1,300    Hemispherx Biopharma, Inc.(a)(g)                                                  1,950
    2,400    Henry Schein, Inc.(a)                                                            86,016
    1,250    Hi-Tech Pharmacal Co., Inc.(a)                                                   27,475
    3,345    Hillenbrand Industries, Inc.                                                    185,547
    2,300    Hollis-Eden Pharmaceuticals(a)(g)                                                16,203
    1,200    Hologic, Inc.(a)                                                                 38,250
    2,600    Hooper Holmes, Inc.                                                               9,932
    7,500    Human Genome Sciences, Inc.(a)                                                   69,150
    2,900    Hydron Technologies, Inc.(a)                                                        377
    1,100    I-Flow Corp.(a)                                                                  17,413
    3,700    ICOS Corp.(a)                                                                    83,102
    1,600    ICU Medical, Inc.(a)(g)                                                          56,800
    1,600    II-VI, Inc.(a)                                                                   27,904
      600    IMPAC Medical Systems, Inc.(a)                                                   14,268
   14,143    IVAX Corp.(a)                                                                   279,607
    2,500    Idexx Laboratories, Inc.(a)                                                     135,400
    5,121    ImClone Systems, Inc.(a)                                                        176,675
    3,825    Immucor, Inc.(a)                                                                115,477
    2,400    Immunogen, Inc.(a)                                                               12,552
    3,000    Immunomedics, Inc.(a)                                                             7,290
    3,700    Impax Laboratories, Inc.(a)                                                      59,200
    2,400    Inamed Corp.(a)                                                                 167,712
    6,500    Incyte Corp.(a)                                                                  44,395
    4,800    Indevus Pharmaceuticals, Inc.(a)                                                 13,344
    1,400    Inkine Pharmaceutical Co.(a)                                                      4,298
    4,200    Insmed, Inc.(a)(g)                                                                3,570
    2,400    Inspire Pharmaceuticals, Inc.(a)                                                 19,584
    1,900    Integra LifeSciences Holdings Corp.(a)                                           66,918
    2,800    InterMune, Inc.(a)                                                               30,800
       16    Intrabiotics Pharmaceuticals, Inc.(a)                                                58
    3,500    Introgen Therapeutics, Inc.(a)(g)                                                27,615
    2,450    Intuitive Surgical, Inc.(a)                                                     111,402
    1,800    Invacare Corp.                                                                   80,334
      828    Inverness Medical Innovations, Inc.(a)                                           19,458
    4,400    Isis Pharmaceuticals, Inc.(a)                                                    17,028
    1,900    KV Pharmaceutical Co. Class A(a)                                                 44,080
    1,200    Kendle International, Inc.(a)                                                    13,800
    1,300    Kensey Nash Corp.(a)                                                             35,204
    2,190    Kindred Healthcare, Inc.(a)                                                      76,869

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    3,515    Kinetic Concepts, Inc.(a)                                                  $    209,670
    2,700    Komag, Inc.(a)                                                                   60,345
    1,900    Kyphon, Inc.(a)                                                                  47,823
    1,950    LCA-Vision, Inc.                                                                 64,935
    3,700    La Jolla Pharmaceutical Co.(a)                                                    2,590
    1,000    Lakeland Industries, Inc.                                                        19,069
      400    Landauer, Inc.                                                                   19,016
      300    Langer, Inc.(a)                                                                   2,133
    1,000    Large Scale Biology Corp.(a)(g)                                                     900
      800    Lectec Corp.                                                                      1,520
    2,100    Lexicon Genetics, Inc.(a)                                                        10,731
    3,000    Lifecell Corp.(a)                                                                26,700
      700    Lifecore Biomedical, Inc.(a)                                                     12,439
    8,500    Life Medical Sciences, Inc.(a)                                                    3,145
    2,100    LifePoint Hospitals, Inc.(a)                                                     92,064
    4,375    Ligand Pharmaceuticals, Inc. Class B(a)                                          25,069
    5,300    Lincare Holdings, Inc.(a)                                                       234,419
    4,400    MGI Pharma, Inc.(a)                                                             111,188
    1,100    Macrochem Corp.(a)                                                                  418
    1,479    Magellan Health Services, Inc.(a)                                                50,360
    1,300    Mannatech, Inc.                                                                  25,415
    1,800    Martek Biosciences Corp.(a)                                                     104,742
    3,300    Maxim Pharmaceuticals, Inc.(a)                                                    5,808
      600    Med-Design Corp.(a)                                                                 486
    4,700    Medarex, Inc.(a)                                                                 33,511
    1,900    Medcath Corp.(a)                                                                 55,670
      800    Medical Action Industries, Inc.(a)                                               15,120
    2,870    Medicines Co.(a)                                                                 65,034
    3,200    Medicis Pharmaceutical Corp. Class A                                             95,936
    1,030    Medis Technologies Ltd.(a)(g)                                                    14,770
      300    Medwave, Inc.(a)                                                                  1,131
    2,800    Mentor Corp.                                                                     89,880
      900    Meridian Bioscience, Inc.                                                        13,410
    2,768    Merit Medical Systems, Inc.(a)                                                   33,188
   17,638    Millennium Pharmaceuticals, Inc.(a)                                             148,512
    1,600    Mine Safety Appliances Co.                                                       61,984
    1,000    Molecular Devices Corp.(a)                                                       19,000
    1,100    Molina Healthcare, Inc.(a)                                                       50,699
    1,700    Myriad Genetics, Inc.(a)                                                         31,263
    4,200    NBTY, Inc.(a)                                                                   105,378
    2,240    NPS Pharmaceuticals, Inc.(a)                                                     28,269
    3,400    Nabi Biopharmaceuticals(a)                                                       42,432
      150    National Dentex Corp.(a)                                                          2,955
      400    National Healthcare Corp.                                                        13,684
      400    Natrol, Inc.(a)                                                                   1,184
      800    Natures Sunshine Prods., Inc.                                                    13,736
    4,200    Natus Medical, Inc.(a)                                                           35,112
    5,200    Nektar Therapeutics(a)                                                           72,488
    2,786    Neopharm, Inc.(a)                                                                21,647
    1,200    Neose Technologies, Inc.(a)                                                       3,096
    2,645    Neurocrine Biosciences, Inc.(a)                                                 100,669
    1,200    Neurogen Corp.(a)                                                                 8,496
    2,100    Northfield Laboratories, Inc.(a)(g)                                              23,625
    2,400    Novavax, Inc.(a)                                                                  3,384
    2,100    Noven Pharmaceuticals, Inc.(a)                                                   35,616
    1,400    Nutraceutical International Corp.(a)                                             22,204
    3,121    Nuvelo, Inc.(a)                                                                  20,286
    3,700    OCA, Inc.(a)(g)                                                                  15,725
    2,413    OSI Pharmaceuticals, Inc.(a)                                                     99,753
    4,200    Oakley, Inc.                                                                     53,844
    3,050    Odyssey HealthCare, Inc.(a)(g)                                                   35,868
    5,800    Omnicare, Inc.                                                                  205,610
    2,300    Onyx Pharmaceuticals, Inc.(a)                                                    72,105
    4,575    OraSure Technologies, Inc.(a)                                                    33,672
    4,100    Orthologic Corp.(a)                                                              20,746
    5,920    Orthovita, Inc.(a)                                                               20,128
    2,700    Oscient Pharmaceuticals Corp.(a)                                                  6,318
    3,300    Osteotech, Inc.(a)                                                               12,540
    2,300    Owens & Minor, Inc.                                                              62,445
    5,600    PSS World Medical, Inc.(a)                                                       63,672
    4,560    Pacificare Health Systems(a)                                                    259,555
    3,800    Pain Therapeutics, Inc.(a)                                                       19,304
    1,700    Par Pharmaceutical Cos., Inc.(a)                                                 56,848
    2,700    Parexel International Corp.(a)                                                   63,450
    7,800    Patterson Cos., Inc.(a)                                                         389,610
    1,180    Pediatric Services of America, Inc.(a)                                           14,561
    1,500    Pediatrix Medical Group, Inc.(a)                                                102,885
    2,300    Penwest Pharmaceuticals Co.(a)                                                   28,428
    8,500    Peregrine Pharmaceuticals, Inc.(a)                                               12,665
    5,000    Perrigo Co.                                                                      95,750
    3,500    Pharmaceutical Product Development, Inc.(a)                                     169,575
      700    Pharmacopeia Drug Discovery, Inc.(a)                                              3,528
    2,290    Pharmacyclics, Inc.(a)                                                           18,389
    1,900    Pharmion Corp.(a)                                                                55,100
    5,200    Pharmos Corp.(a)                                                                  3,172
      100    Physiometrix, Inc.(a)                                                                75
    1,600    PolyMedica Corp.                                                                 50,816
    3,900    Pozen, Inc.(a)                                                                   20,319
    3,100    Praecis Pharmaceuticals, Inc.(a)                                                  3,255
    2,700    Priority Healthcare Corp.(a)                                                     58,401
      500    Progenics Pharmaceuticals, Inc.(a)                                                8,405
    5,500    Protein Design Labs, Inc.(a)                                                     87,945
    2,800    Province Healthcare Co.(a)                                                       67,452
      300    Proxymed, Inc.(a)                                                                 2,607
      125    Psychemedics Corp.                                                                1,660
    1,366    Psychiatric Solutions, Inc.(a)                                                   62,836
      700    QMed, Inc.(a)                                                                     7,665
    1,900    Quidel Corp.(a)                                                                   7,429
    1,100    Radiologix, Inc.(a)                                                               4,719
    1,600    Regeneration Technologies, Inc.(a)                                               16,496
    2,400    Regeneron Pharmaceuticals, Inc.(a)                                               12,264
    1,200    RehabCare Group, Inc.(a)                                                         34,452
    4,550    Renal Care Group, Inc.(a)                                                       172,627
    1,200    Res-Care, Inc.(a)                                                                15,012
    2,100    Resmed, Inc.(a)                                                                 118,440
      900    Respironics, Inc.(a)                                                             52,443
    1,300    Retractable Technologies, Inc.(a)                                                 5,200
      900    Rita Medical Systems, Inc.(a)                                                     2,691
    2,700    Salix Pharmaceuticals Ltd.(a)                                                    44,523
    1,300    Sangamo Biosciences, Inc.(a)                                                      5,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      800    Santarus, Inc.(a)                                                          $      3,888
    3,700    Savient Pharmaceuticals, Inc.(a)                                                 10,175
    2,700    Sciclone Pharmaceuticals, Inc.(a)                                                 7,668
      700    Seattle Genetics, Inc.(a)                                                         3,598
    5,155    Sepracor, Inc.(a)                                                               295,949
    2,385    Serologicals Corp.(a)                                                            58,289
    2,100    Sierra Health Services(a)                                                       134,064
    2,015    Sirna Therapeutics, Inc.(a)                                                       5,884
    3,500    Sonic Innovations, Inc.(a)                                                       19,530
      800    SonoSite, Inc.(a)                                                                20,784
    1,900    Sparta Surgical Corp.(a)                                                              -
      900    Specialty Laboratories, Inc.(a)                                                   8,595
       16    Spectrum Pharmaceuticals, Inc.(a)                                                    95
    2,400    Staar Surgical Co.(a)                                                             9,384
    4,600    Star Scientific, Inc.(a)(g)                                                      24,334
    3,200    Steris Corp.(a)                                                                  80,800
    1,300    Sunrise Senior Living, Inc.(a)(g)                                                63,180
      400    Sunrise Technologies International(a)                                                 -
    2,630    SuperGen, Inc.(a)                                                                12,782
    1,900    SurModics, Inc.(a)                                                               60,629
    2,300    Sybron Dental Specialties, Inc.(a)                                               82,570
    2,100    Synovis Life Technologies, Inc.(a)                                               20,958
    3,800    Tanox, Inc.(a)                                                                   36,480
    8,500    Targeted Genetics Corp.(a)                                                        5,015
    2,500    Techne Corp.(a)                                                                 100,450
    1,900    Theragenics Corp.(a)                                                              6,536
    1,900    Third Wave Technologies, Inc.(a)                                                 10,944
    5,865    Thomas & Betts Corp.(a)                                                         189,440
    5,000    Thoratec Corp.(a)                                                                61,100
    2,800    Titan Pharmaceuticals, Inc.(a)                                                    6,216
      900    Transgenomic, Inc.(a)                                                               513
    2,500    Transkaryotic Therapies, Inc.(a)                                                 62,413
    4,146    Triad Hospitals, Inc.(a)                                                        207,715
    1,600    Trimeris, Inc.(a)                                                                18,016
    1,600    TriPath Imaging, Inc.(a)(g)                                                      11,264
      700    Tripos, Inc.(a)                                                                   2,905
      800    U.S. Physical Therapy, Inc.(a)                                                   11,184
    1,700    USANA Health Sciences, Inc.(a)                                                   80,410
    1,400    United Surgical Partners International, Inc.(a)                                  64,078
    2,100    United Therapeutics Corp.(a)                                                     95,960
    1,100    Universal Display Corp.(a)                                                        7,689
    3,400    Universal Health Services, Inc. Class B                                         178,160
    1,700    Urologix, Inc.(a)                                                                 7,803
    1,100    Utah Medical Products, Inc.                                                      24,200
    5,040    VCA Antech, Inc.(a)                                                             101,959
    4,700    Valeant Pharmaceuticals International                                           105,844
      193    Valentis, Inc.(a)                                                                   504
    7,120    Varian Medical Systems, Inc.(a)                                                 244,074
    2,300    Vasomedical, Inc.(a)                                                              2,116
    2,800    Ventana Medical Systems(a)                                                      104,888
    4,462    Vertex Pharmaceuticals, Inc.(a)                                                  41,764
    1,600    Viasys Healthcare, Inc.(a)                                                       30,528
    1,000    Vical, Inc.(a)                                                                    4,000
    3,200    Vicuron Pharmaceuticals, Inc.(a)                                                 50,432
    3,300    Vion Pharmaceuticals, Inc.(a)                                                     9,405
    1,390    Viragen, Inc.(a)(g)                                                                 945
    9,860    ViroLogic, Inc.(a)                                                               23,565
      900    Viropharma, Inc.(a)                                                               2,106
    1,805    VistaCare, Inc. Class A(a)                                                       36,948
    2,400    Visx, Inc.(a)                                                                    56,256
      800    Vital Signs, Inc.                                                                31,912
    2,400    Vivus, Inc.(a)                                                                    7,176
    1,400    West Pharmaceutical Services, Inc.                                               33,460
    2,100    Wilson Greatbatch Technologies, Inc.(a)                                          38,304
    1,200    Women First Healthcare, Inc.(a)                                                       1
    1,400    Wright Medical Group, Inc.(a)                                                    33,600
    2,000    XOMA Ltd.(a)(g)                                                                   2,000
    2,700    Zila, Inc.(a)                                                                    10,908
      555    Zoll Medical Corp.(a)                                                            12,504
    2,000    Zymogenetics, Inc.(a)                                                            30,520
                                                                                        ------------
                                                                                          21,184,193
                                                                                        ------------
ELECTRONICS - 5.2%
    7,300    8x8, Inc.(a)                                                                     12,337
      800    ADE Corp.(a)                                                                     17,760
    3,600    AMIS Holdings, Inc.(a)                                                           40,644
    3,100    APAC Customer Services, Inc.(a)                                                   3,875
    1,800    ATMI, Inc.(a)                                                                    45,072
    9,100    AVX Corp.                                                                       111,475
    1,200    AXT, Inc.(a)                                                                      1,476
       56    Ace*Comm Corp.(a)                                                                   177
    2,900    Actel Corp.(a)                                                                   44,602
    2,400    Acuity Brands, Inc.                                                              64,800
    5,200    Acxiom Corp.                                                                    108,836
    1,900    Advanced Energy Industries, Inc.(a)                                              18,373
      500    Advanced Power Technology, Inc.(a)                                                3,550
   95,635    Agere Systems, Inc. Class A(a)                                                  136,758
    2,200    Agilysys, Inc.                                                                   43,252
       20    Airnet Communications Corp.(a)                                                       21
    1,400    Alliance Fiber Optic Products, Inc.(a)                                            1,372
    5,000    Alliance Semiconductor Corp.(a)                                                  12,450
    2,262    Alliant Techsystems, Inc.(a)                                                    161,620
    1,200    American Physicians Capital, Inc.(a)                                             41,124
    1,200    American Science & Engineering, Inc.(a)                                          53,652
      100    American Technical Ceramics Corp.(a)                                                798
   13,810    Amkor Technology, Inc.(a)                                                        53,307
    5,405    Amphenol Corp. Class A                                                          200,201
      100    Amtech Systems, Inc.(a)                                                             315
    2,200    Anadigics, Inc.(a)                                                                3,168
    1,200    Anaren, Inc.(a)                                                                  14,556
    2,200    Anixter International, Inc.(a)                                                   79,530
    5,200    Arris Group, Inc.(a)                                                             35,932
    5,600    Arrow Electronics, Inc.(a)                                                      141,960
    3,500    Aspect Communications Corp.(a)                                                   36,435
    4,300    Asyst Technologies Inc.(a)                                                       20,597
    1,600    Atheros Communications Inc.(a)                                                   16,432
   27,600    Atmel Corp.(a)                                                                   81,420
    2,200    Audiovox Corp. Class A(a)                                                        28,028
    4,000    Avanex Corp.(a)                                                                   5,200

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    2,000    Avid Technology, Inc.(a)                                                   $    108,240
    6,564    Avnet, Inc.(a)                                                                  120,909
      900    Aware, Inc.(a)                                                                    3,924
    6,400    Axcelis Technologies, Inc.(a)                                                    46,720
    1,800    Axsys Technologies, Inc.(a)                                                      40,428
    1,500    BEI Technologies, Inc.                                                           35,955
      200    Badger Meter, Inc.                                                                5,300
      900    Bel Fuse, Inc. Class A                                                           21,825
    2,800    Belden CDT, Inc.                                                                 62,188
    3,335    Bell Microproducts, Inc.(a)                                                      24,946
    2,500    Benchmark Electronics, Inc.(a)                                                   79,575
      200    Boston Acoustics, Inc.                                                            2,877
    2,880    Broadwing Corp.(a)                                                               11,923
    2,796    Brooks Automation, Inc.(a)                                                       42,443
    5,300    Bruker BioSciences Corp.(a)                                                      18,656
    1,400    C&D Technologies, Inc.                                                           14,070
    2,600    C-COR, Inc.(a)                                                                   15,808
      764    CCC Information Services Group(a)                                                17,457
   19,400    CMGI, Inc.(a)                                                                    40,352
    2,200    CTS Corp.                                                                        28,600
    1,900    Cabot Microelectronics Corp.(a)                                                  59,622
   15,400    Cadence Design Systems, Inc.(a)                                                 230,230
    2,600    CalAmp Corp.(a)                                                                  15,808
    2,300    California Micro Devices CP(a)                                                   11,615
    3,185    Caliper Life Sciences, Inc.(a)                                                   20,543
    1,100    Candela Corp.(a)                                                                  9,812
    1,900    Captaris, Inc.(a)                                                                 7,695
      500    Celeritek, Inc.(a)                                                                  400
    2,400    Cepheid, Inc.(a)                                                                 23,208
    1,100    Ceva, Inc.(a)                                                                     8,140
      700    Champion Industries, Inc.                                                         2,870
    2,200    Checkpoint Systems, Inc.(a)                                                      37,136
    4,100    Cirrus Logic, Inc.(a)                                                            18,532
    2,600    Coherent, Inc.(a)                                                                87,776
    1,300    Cohu, Inc.                                                                       20,735
    2,500    CommScope, Inc.(a)                                                               37,400
    1,700    Computer Network Technology Corp.(a)                                              7,854
    1,600    Comtech Telecommunications Corp.(a)                                              83,360
   36,848    Conexant Systems, Inc.(a)                                                        55,272
    2,200    Cox Radio, Inc. Class A(a)                                                       36,982
    3,800    Credence Systems Corp.(a)                                                        30,058
    3,800    Cree, Inc.(a)                                                                    82,650
    2,205    Cymer, Inc.(a)                                                                   59,028
    7,200    Cypress Semiconductor Corp.(a)                                                   90,720
    1,590    DDi Corp.(a)                                                                      4,452
    2,700    DSP Group, Inc.(a)                                                               69,552
    1,800    Daktronics, Inc.(a)                                                              38,970
      100    Dataram Corp.(a)                                                                    470
      300    Digital Theater Systems, Inc.(a)                                                  5,433
      700    Diodes, Inc.(a)                                                                  18,991
    1,600    Dionex Corp.(a)                                                                  87,200
      500    Ducommun, Inc.(a)                                                                10,000
    2,200    Dupont Photomasks, Inc.(a)                                                       58,674
    1,400    Dynamics Research Corp.(a)                                                       23,016
    2,800    EFJ, Inc.(a)                                                                     23,044
      600    EMS Technologies, Inc.(a)                                                         8,160
    4,000    ESS Technology(a)                                                                21,080
    2,500    Electro Scientific Industries, Inc.(a)                                           48,475
    1,700    Electroglas, Inc.(a)                                                              6,715
    4,000    Electronics for Imaging(a)                                                       71,360
      200    eMagin Corp.(a)                                                                     188
    1,900    Emcore Corp.(a)                                                                   6,403
    4,600    Emulex Corp.(a)                                                                  86,664
    4,500    Energizer Holdings, Inc.(a)                                                     269,100
    1,100    Energy Conversion Devices, Inc.(a)(g)                                            25,003
       25    Entrada Networks, Inc.(a)                                                             3
    3,900    Exar Corp.(a)                                                                    52,260
      100    Excel Technology, Inc.(a)                                                         2,458
    2,000    FEI Co.(a)                                                                       46,300
    1,800    FSI International, Inc.(a)                                                        7,614
    5,600    Fairchild Semiconductor International, Inc.(a)                                   85,848
    1,400    Faro Technologies, Inc.(a)                                                       32,956
    4,200    Flir Systems, Inc.(a)                                                           127,260
    1,300    Formfactor, Inc.(a)                                                              29,432
    2,900    FuelCell Energy, Inc.(a)(g)                                                      28,942
    2,400    GTC Biotherapeutics, Inc.(a)                                                      2,520
    2,300    General Cable Corp.(a)                                                           27,761
    3,100    Genesis Microchip, Inc.(a)                                                       44,795
    3,200    Getty Images, Inc.(a)                                                           227,552
      500    Glenayre Technologies, Inc.(a)                                                      895
      200    Glowpoint, Inc.(a)                                                                  272
    3,500    Harman International Industries, Inc.                                           309,610
    4,300    Harmonic, Inc.(a)                                                                41,108
    4,690    Harris Corp.                                                                    153,128
    1,520    Harvard Bioscience, Inc.(a)                                                       5,913
    3,200    Hearst-Argyle Television, Inc.                                                   81,600
    2,075    Herley Industries, Inc.(a)                                                       35,503
      447    Hifn, Inc.(a)                                                                     3,241
    3,600    Hollywood Entertainment Corp.(a)                                                 47,412
      800    Hungarian Telephone & Cable(a)                                                   14,264
      495    Hutchinson Technology, Inc.(a)                                                   17,216
    2,600    IRIS International, Inc.(a)                                                      29,198
    2,000    IXYS Corp.(a)                                                                    22,880
    1,900    Illumina, Inc.(a)                                                                15,352
    3,935    Innovex, Inc.(a)                                                                 13,891
    3,900    Integrated Circuit Systems, Inc.(a)                                              74,568
    2,000    Integrated Silicon Solutions, Inc.(a)                                            13,400
    4,500    Interactive Data Corp.(a)                                                        93,375
      100    Interlink Electronics, Inc.(a)                                                      648
    2,403    Intermagnetics General Corp.(a)                                                  58,489
    3,800    International Rectifier Corp.(a)                                                172,900
    8,115    Intersil Corp. Class A                                                          140,552
    2,300    Itron, Inc.(a)                                                                   68,172
    2,100    Ixia(a)                                                                          37,359
      600    Keithley Instruments, Inc.                                                        9,678
    4,800    Kemet Corp.(a)                                                                   37,200
    4,200    Kopin Corp.(a)                                                                   12,894
    5,000    Kulicke & Soffa Industries, Inc.(a)                                              31,450
      100    LCC International, Inc. Class A(a)                                                  421
    7,800    Lam Research Corp.(a)                                                           225,108
    1,650    Laserscope(a)                                                                    52,371
    6,170    Lattice Semiconductor Corp.(a)                                                   33,133

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      500    LeCroy Corp.(a)                                                            $      8,565
      200    Leadis Technology, Inc.(a)                                                        1,196
      100    Lightpath Technologies, Inc. Class A(a)                                             301
    1,770    Littelfuse, Inc.(a)                                                              50,710
      100    M-Wave, Inc.(a)                                                                     128
   10,700    MEMC Electronic Materials, Inc.(a)                                              143,915
    3,153    MKS Instruments, Inc.(a)                                                         50,070
    6,287    MRV Communications, Inc.(a)                                                      20,307
    2,200    MTS Systems Corp.                                                                63,866
    3,160    Macromedia, Inc.(a)                                                             105,860
    1,800    Mattson Technology, Inc.(a)                                                      14,292
      400    Maxwell Technologies, Inc.(a)                                                     3,668
    1,400    Mercury Computer Systems, Inc.(a)                                                38,612
      500    Mestek, Inc.(a)                                                                  11,275
    2,100    Methode Electronics, Inc.                                                        25,431
    3,600    Microsemi Corp.(a)                                                               58,644
    1,700    Mobility Electronics, Inc.(a)                                                    11,883
    2,155    Monolithic System Technology, Inc.(a)                                            12,607
    2,400    Mykrolis Corp.(a)                                                                34,320
      800    NU Horizons Electronics Corp.(a)                                                  5,720
    1,825    Nanogen, Inc.(a)                                                                  6,351
    2,000    Nanometrics, Inc.(a)                                                             23,540
    3,000    Nanophase Technologies Corp.(a)(g)                                               17,190
    1,600    Neomagic Corp.(a)                                                                   736
    1,000    Neoware Systems, Inc.(a)                                                         10,430
    3,100    Netgear, Inc.(a)                                                                 46,779
    3,400    Netopia, Inc.(a)                                                                 10,880
    2,200    Newport Corp.(a)                                                                 31,878
    1,000    Novoste Corp.(a)                                                                    850
   15,350    ON Semiconductor Corp.(a)                                                        60,633
      700    OSI Systems, Inc.(a)                                                             12,257
    4,400    Omnivision Technologies, Inc.(a)(g)                                              66,660
    7,700    Oplink Communications, Inc.(a)                                                   12,089
      400    Optical Communication Products, Inc.(a)                                             696
        4    P-Com, Inc.(a)                                                                        -
      200    PDF Solutions, Inc.(a)                                                            2,800
    1,500    PLX Technology, Inc.(a)                                                          15,750
    1,150    Park Electrochemical Corp.                                                       23,299
      800    Parkervision, Inc.(a)(g)                                                          6,272
    1,100    Parlex Corp.(a)                                                                   6,985
    3,700    Paxson Communications Corp.(a)                                                    2,553
    2,700    Pemstar, Inc.(a)                                                                  3,186
    1,500    Pericom Semiconductor Corp.(a)                                                   12,855
    1,600    Photon Dynamics, Inc.(a)                                                         30,496
    3,200    Pinnacle Systems, Inc.(a)                                                        17,888
    2,700    Pixelworks, Inc.(a)                                                              22,005
      900    Planar Systems, Inc.(a)                                                           8,118
    2,600    Plantronics, Inc.                                                                99,008
    2,300    Plexus Corp.(a)                                                                  26,473
      600    Powell Industries, Inc.(a)                                                       11,112
    1,800    Power Integrations, Inc.(a)                                                      37,602
      200    Power-One, Inc.(a)                                                                  972
    4,400    Powerwave Technologies, Inc.(a)                                                  34,056
      900    Preformed Line Products Co.                                                      26,991
    2,262    Proxim Corp. Class A(a)                                                           1,855
    6,100    Quantum Corp.(a)                                                                 17,751
      200    QuickLogic Corp.(a)                                                                 684
   10,835    RF Micro Devices, Inc.(a)                                                        56,559
      900    Radisys Corp.(a)                                                                 12,744
    6,400    Rambus, Inc.(a)                                                                  96,448
      600    Raven Industries, Inc.                                                           12,252
    1,600    Rayovac Corp.(a)                                                                 66,560
    4,800    Remec, Inc.(a)                                                                   25,344
      700    Rex Stores Corp.(a)                                                               9,870
      800    Richardson Electronics Ltd.                                                       8,216
      100    Robotic Vision Systems, Inc.(a)                                                       5
      900    Rofin-Sinar Technologies, Inc.(a)                                                28,926
    1,000    Rudolph Technologies, Inc.(a)                                                    15,060
    5,900    SAFLINK Corp.(a)                                                                 12,921
    2,300    SBS Technologies, Inc.(a)                                                        25,645
      800    SCM Microsystems, Inc.(a)                                                         2,616
    1,200    Sagemark Cos. Ltd.(a)                                                             4,020
    6,318    ScanSoft, Inc.(a)                                                                23,503
   26,700    Seagate Technology(a)                                                           521,985
    1,100    Semitool, Inc.(a)                                                                11,220
    5,300    Semtech Corp.(a)                                                                 94,711
    1,300    Sigmatel, Inc.(a)                                                                48,659
    1,200    Sigmatron International, Inc.(a)                                                 14,028
    4,400    Silicon Image, Inc.(a)                                                           44,264
    3,100    Silicon Laboratories, Inc.(a)                                                    92,101
    5,800    Silicon Storage Technology, Inc.(a)                                              21,576
    1,800    Siliconix, Inc.(a)                                                               63,504
      600    SimpleTech, Inc.(a)                                                               2,364
    1,900    Sipex Corp.(a)                                                                    4,408
    3,300    Sirenza Microdevices, Inc.(a)                                                    10,461
    1,700    Sirf Technology Holdings, Inc.(a)                                                18,972
    8,900    Skyworks Solutions, Inc.(a)                                                      56,515
      100    SmartDisk Corp.(a)                                                                   43
    2,500    Somera Communications, Inc.(a)                                                    3,975
    1,200    Spectralink Corp.                                                                16,944
    1,400    Standard Microsystems Corp.(a)                                                   24,304
    5,400    Stratex Networks, Inc.(a)                                                         9,936
      200    Suntron Corp.(a)                                                                    430
    4,320    Superconductor Technologies(a)                                                    2,938
      100    Supertex, Inc.(a)                                                                 1,831
    2,076    Symmetricom, Inc.(a)                                                             23,023
    2,300    Synaptics, Inc.(a)                                                               53,360
    1,900    TTM Technologies, Inc.(a)                                                        19,874
    3,230    Taser International, Inc.(a)(g)                                                  38,760
    1,900    Technitrol, Inc.                                                                 28,348
   10,100    Tegal Corp.(a)                                                                   14,443
    3,700    Tekelec(a)                                                                       58,978
    4,400    Terayon Corp.(a)                                                                 13,552
    1,500    Tessera Technologies, Inc.(a)                                                    64,845
    5,500    Therma-Wave, Inc.(a)                                                             10,615
    1,300    Three-Five Systems, Inc.(a)                                                       1,339
      800    Tollgrade Communications, Inc.(a)                                                 5,520
   10,000    Transmeta Corp.(a)                                                                9,300
    3,600    Transwitch Corp.(a)                                                               4,932
    1,700    Tripath Technology, Inc.(a)                                                       1,513

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    6,845    Triquint Semiconductor, Inc.(a)                                            $     23,136
      100    Triton Network Systems, Inc.(a)                                                       3
      200    Tvia, Inc.(a)                                                                       280
    1,500    Tweeter Home Entertainment Group, Inc.(a)                                         8,355
    1,500    Ultralife Batteries, Inc.(a)                                                     25,680
    2,400    Ultratech, Inc.(a)                                                               35,040
    1,800    United Industrial Corp.                                                          53,316
      600    Unitil Corp.                                                                     15,330
    1,800    Valence Technology, Inc.(a)                                                       5,472
    2,050    Varian, Inc.(a)                                                                  77,675
    2,200    Varian Semiconductor Equipment Associates, Inc.(a)                               83,622
      105    Vialta, Inc.(a)                                                                      35
    1,400    Viasat, Inc.(a)                                                                  26,166
    1,800    Vicor Corp.                                                                      18,792
    1,300    Virage Logic Corp.(a)                                                            14,248
    9,326    Vishay Intertechnology, Inc.(a)                                                 115,922
   12,600    Vitesse Semiconductor Corp.(a)                                                   33,768
       66    Vyyo, Inc.(a)                                                                       490
    3,600    WJ Communications(a)                                                              8,568
   13,000    Western Digital Corp.(a)                                                        165,750
    5,900    Western Wireless Corp. Class A(a)                                               223,964
       75    YDI Wireless, Inc.(a)                                                               218
    4,117    Zebra Technologies Corp. Class A(a)                                             195,516
    4,352    Zhone Technologies, Inc.(a)                                                      10,967
    3,361    Zoran Corp.(a)                                                                   34,786
                                                                                        ------------
                                                                                          11,235,008
                                                                                        ------------
ENERGY & RAW MATERIALS - 2.9%
    1,000    APCO Argentina, Inc.                                                             37,980
    1,500    Alliance Resource Partners LP                                                    96,420
    8,900    Altair Nanotechnologies, Inc.(a)                                                 31,328
    3,700    Arch Coal, Inc.                                                                 159,137
    1,400    Atwood Oceanics, Inc.(a)                                                         93,156
      200    Barnwell Industries, Inc.                                                        10,610
      500    Berry Petroleum Co. Class A                                                      25,725
    2,400    Brigham Exploration Co.(a)                                                       22,152
    1,200    Buckeye Partners LP                                                              54,768
      900    CARBO Ceramics, Inc.                                                             63,135
    2,480    Cabot Oil & Gas Corp. Class A                                                   136,772
    5,600    Canyon Resources Corp.(a)                                                         4,032
    2,481    Cimarex Energy Co.(a)                                                            96,759
    1,700    Compass Minerals International, Inc.                                             43,265
    1,600    Cooper Cameron Corp.(a)                                                          91,536
      100    Crosstex Energy, Inc.                                                             4,377
    1,500    Dawson Geophysical Co.(a)                                                        36,300
    3,200    Denbury Resources, Inc.(a)                                                      112,736
      700    Dril-Quip, Inc.(a)                                                               21,518
    8,120    ENSCO International, Inc.                                                       305,799
    4,203    Emex Corp.(a)                                                                         -
   18,005    Enterprise Products Partners LP                                                 462,728
    1,000    The Exploration Co. of Delaware, Inc.(a)                                          5,720
    3,200    FMC Technologies, Inc.(a)                                                       106,176
    2,600    Forest Oil Corp.(a)                                                             105,300
      500    Friede Goldman Halter, Inc.(a)                                                        -
    5,800    Grant Prideco, Inc.(a)                                                          140,128
   10,800    Grey Wolf, Inc.(a)                                                               71,064
    2,849    Hanover Compressor Co.(a)                                                        34,387
    2,700    Headwaters, Inc.(a)                                                              88,614
    2,700    Helmerich & Payne, Inc.                                                         107,163
    4,800    Horizon Offshore, Inc.(a)                                                         1,920
    1,800    Hydril(a)                                                                       105,138
    1,900    Inergy LP                                                                        61,503
    4,500    Joy Global, Inc.                                                                157,770
      900    Kestrel Energy, Inc.(a)                                                           1,080
    7,800    Key Energy Services, Inc.(a)                                                     89,466
    1,500    Kirby Corp.(a)                                                                   63,045
      300    Lufkin Industries, Inc.                                                          14,487
      600    MAXXAM, Inc.(a)                                                                  17,280
    4,700    Massey Energy Co.                                                               188,188
    5,700    McDermott International, Inc.(a)                                                107,901
    4,800    Mission Resources Corp.(a)                                                       33,984
    3,000    NL Industries(a)                                                                 69,300
      200    Natural Resource Partners LP                                                     10,694
    5,000    Newpark Resources(a)                                                             29,450
    3,400    Noble Energy, Inc.                                                              231,268
    2,200    Offshore Logistics, Inc.(a)                                                      73,304
    1,400    Oil States International, Inc.(a)                                                28,770
    5,900    Parallel Petroleum Corp.(a)                                                      43,365
    9,600    Parker Drilling Co.(a)                                                           55,200
    6,590    Peabody Energy Corp.                                                            305,512
      800    Penn Virginia Corp.                                                              36,720
    1,780    Petroleum Development Corp.(a)                                                   67,088
    2,800    Plains All American Pipeline LP                                                 108,500
    5,700    Prolong International Corp.(a)                                                      969
    3,512    Quantum Fuel Systems Technologies Worldwide, Inc.(a)                             16,262
      100    RGC Resources, Inc.                                                               2,610
    5,000    Range Resources Corp.                                                           116,800
   17,800    Reliant Energy, Inc.(a)                                                         202,564
    1,100    SEACOR Holdings, Inc.(a)                                                         70,125
    4,500    Smith International, Inc.                                                       282,285
        7    Solexa, Inc.(a)                                                                      61
    2,100    Southwestern Energy Co.(a)                                                      119,196
    1,900    Swift Energy Co.(a)                                                              54,036
    1,100    TC Pipelines LP                                                                  39,435
    2,955    Tidewater, Inc.                                                                 114,831
    4,200    USEC, Inc.                                                                       68,376
    2,400    Unit Corp.(a)                                                                   108,408
    2,900    W-H Energy Services, Inc.(a)                                                     69,397
    7,100    Weatherford International Ltd.(a)                                               411,374
    3,800    Western Gas Resources, Inc.                                                     130,910
      500    Westmoreland Coal Co.(a)                                                         12,575
    1,200    World Fuel Services Corp.                                                        37,800
    1,300    Xanser Corp.(a)                                                                   4,160
                                                                                        ------------
                                                                                           6,331,892
                                                                                        ------------
ENERGY & UTILITIES - 2.8%
    4,000    AGL Resources, Inc.                                                             139,720
    1,100    ATG, Inc.(a)                                                                          -
    3,500    Active Power, Inc.(a)(g)                                                         11,340
    1,000    Allete, Inc.                                                                     41,850

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    6,200    Alliant Energy Corp.                                                       $    166,036
      950    American States Water Co.                                                        24,035
    4,613    Aqua America, Inc.                                                              112,326
    7,810    Aquila, Inc.(a)                                                                  29,912
      150    Artesian Resources Corp. Class A                                                  3,909
    4,100    Atmos Energy Corp.                                                              110,700
    2,900    Avista Corp.                                                                     50,750
      200    BIW Ltd.                                                                          4,090
    7,730    Beacon Power Corp.(a)                                                             7,962
    1,800    Black Hills Corp.                                                                59,526
      900    CH Energy Group, Inc.                                                            41,130
      900    California Water Service Group                                                   30,033
      800    Cascade Natural Gas Corp.                                                        15,968
    2,766    Catalytica Energy Systems(a)                                                      5,670
    1,700    Central Vermont Public Service Corp.                                             38,216
    1,400    Chesapeake Utilities Corp.                                                       37,240
    2,800    Cleco Corp.                                                                      59,640
      400    Connecticut Water Service, Inc.                                                   9,976
    8,435    DPL, Inc.                                                                       210,875
      100    Delta Natural Gas Co., Inc.                                                       2,576
    4,100    Duquesne Light Holdings, Inc.                                                    73,472
    3,900    El Paso Electric Co.(a)                                                          74,100
    2,700    The Empire District Electric Co.                                                 62,802
    2,400    Energen Corp.                                                                   159,840
    7,800    Energy East Corp.                                                               204,516
      200    Energy West, Inc.(a)                                                              1,472
      450    EnergySouth, Inc.                                                                12,886
    3,790    Equitable Resources, Inc.                                                       217,698
      133    Florida Public Utilities Co.                                                      2,500
    5,100    Great Plains Energy, Inc.                                                       155,958
    1,000    Green Mountain Power Corp.                                                       29,300
    4,720    Hawaiian Electric Industries                                                    120,454
    2,100    Idacorp, Inc.                                                                    59,577
    2,000    The Laclede Group, Inc.                                                          58,400
    5,750    MDU Resources Group, Inc.                                                       158,815
      300    MGE Energy, Inc.                                                                  9,945
      466    Middlesex Water Co.                                                               8,458
    5,430    NRG Energy, Inc.(a)                                                             185,434
    2,800    NSTAR                                                                           152,040
    4,650    National Fuel Gas Co.                                                           132,943
    2,140    New Jersey Resources Corp.                                                       93,154
    8,200    Northeast Utilities                                                             158,014
    1,600    Northwest Natural Gas Co.                                                        57,872
    5,000    OGE Energy Corp.                                                                134,750
    5,790    Oneok, Inc.                                                                     178,448
    1,200    Otter Tail Corp.                                                                 30,048
    3,400    PNM Resources, Inc.                                                              90,712
      133    Pennichuck Corp.                                                                  3,407
    10,273   Pepco Holdings, Inc.                                                            215,630
    4,100    Piedmont Natural Gas Co.                                                         94,464
    5,500    Puget Energy, Inc.                                                              121,220
    4,500    Questar Corp.                                                                   266,625
    6,300    SCANA Corp.                                                                     240,786
    5,800    SEMCO Energy, Inc.                                                               33,350
      300    SJW Corp.                                                                        10,539
    6,600    Sierra Pacific Resources(a)                                                      70,950
      800    South Jersey Industries, Inc.                                                    45,120
    4,542    Southern Union Co.(a)                                                           114,050
    1,800    Southwest Gas Corp.                                                              43,488
    1,497    Southwest Water Co.                                                              15,614
      600    Streicher Mobile Fueling, Inc.(a)                                                 1,332
    3,280    UGI Corp.                                                                       148,978
    1,400    UIL Holdings Corp.                                                               70,910
    2,600    Unisource Energy Corp.                                                           80,522
    3,400    Vectren Corp.                                                                    90,576
    2,940    Veritas DGC, Inc.(a)                                                             88,082
    2,300    WGL Holdings, Inc.                                                               71,208
    1,700    WPS Resources Corp.                                                              89,964
    5,225    Westar Energy, Inc.                                                             113,069
    7,380    Wisconsin Energy Corp.                                                          261,990
                                                                                        ------------
                                                                                           6,128,962
                                                                                        ------------
FINANCE - 0.0%
     300      Frontline Capital Group(a)                                                           -
   2,000      PHH Corp.(a)                                                                    43,740
                                                                                        ------------
                                                                                              43,740
                                                                                        ------------
FOOD & AGRICULTURE - 3.4%
    6,900      7-Eleven, Inc.(a)                                                             165,738
      400      Alico, Inc.                                                                    21,080
    1,200      American Italian Pasta Co. Class A                                             32,880
      300      The Andersons, Inc.                                                             9,300
      600      Atlantic Premium Brands Ltd.(a)                                                   690
      500      Bridgford Foods Corp.                                                           4,495
    6,600      Bunge Ltd.                                                                    355,608
      200      Cagle's, Inc. Class A(a)                                                        1,840
    1,802      Chiquita Brands International, Inc.                                            48,257
      400      Coca-Cola Bottling Co. Consolidated                                            20,924
    4,400      Corn Products International, Inc.                                             114,356
    1,200      Cuisine Solutions, Inc.(a)                                                      5,760
      500      Dairy Mart Convenience Stores(a)                                                    -
      600      Darling International, Inc.(a)                                                  2,394
    8,561      Dean Foods Co.(a)                                                             293,642
   13,100      Del Monte Foods Co.(a)                                                        142,135
    2,300      Delta & Pine Land Co.                                                          62,100
    2,700      Eden Bioscience Corp.(a)                                                        1,755
      400      Embrex, Inc.(a)                                                                 4,688
      200      Farmer Bros Co.                                                                 4,790
      100      Fisher Communications, Inc.(a)                                                  5,171
    2,675      Flowers Foods, Inc.                                                            75,462
      900      Fresh Brands, Inc.(a)                                                           6,570
    4,500      Fresh Del Monte Produce, Inc.                                                 137,340
    1,100      Gehl Co.(a)                                                                    29,381
      200      Glacier Water Services, Inc.(a)                                                 5,060
      600      Golden Enterprises, Inc.                                                        2,190
      400      Green Mountain Coffee Roasters, Inc.(a)                                         9,600
    1,000      Griffin Land & Nurseries, Inc.(a)                                              26,000
    2,200      Hain Celestial Group, Inc.(a)                                                  41,008

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    2,000    Harris & Harris Group, Inc.(a)                                             $     24,080
    4,100    Hines Horticulture, Inc.(a)                                                      17,179
    7,890    Hormel Foods Corp.                                                              245,458
       12    Imperial Sugar Co. New Shares                                                       167
    1,800    Ingles Markets, Inc. Class A                                                     23,976
    2,165    Ionatron, Inc.(a)(g)                                                             17,991
      500    J&J Snack Foods Corp.                                                            23,415
    3,319    The J.M. Smucker Co.                                                            166,946
      600    John B. Sanfilippo & Son,Inc.(a)                                                 14,748
  101,680    Kraft Foods, Inc.                                                             3,360,524
    1,700    Lance, Inc.                                                                      27,319
      900    Lifeway Foods, Inc.(a)                                                            7,651
    1,600    MGP Ingredients, Inc.                                                            13,344
      700    Marsh Supermarkets, Inc. Class B                                                  8,610
      400    Maui Land & Pineapple Co., Inc.(a)                                               17,160
      700    Monterey Gourmet Foods, Inc.(a)                                                   2,240
    1,520    Nash Finch Co.                                                                   57,745
      875    Neogen Corp.(a)                                                                  12,933
    2,100    NitroMed, Inc.(a)                                                                36,351
    1,300    The Pantry, Inc.(a)                                                              40,261
      700    Peet's Coffee & Tea, Inc.(a)                                                     17,255
    8,227    PepsiAmericas, Inc.                                                             186,424
    3,800    Performance Food Group Co.(a)                                                   105,184
    4,100    Pilgrim's Pride Corp.                                                           146,452
    1,200    Provena Foods, Inc.(a)                                                              900
    1,732    Ralcorp Holdings, Inc.                                                           82,010
      693    Rocky Mountain Chocolate Factory, Inc.                                           17,096
    1,150    Sanderson Farms, Inc.                                                            49,692
    1,900    The Scotts Miracle-Gro Co.(a)                                                   133,437
      200    Seneca Foods Corp.(a)                                                             3,350
    1,700    Smart & Final, Inc.(a)                                                           20,672
    7,100    Smithfield Foods, Inc.(a)                                                       224,005
      800    Spartan Stores, Inc.(a)                                                           8,512
    2,200    Spectrum Organic Products, Inc.(a)                                                1,056
      700    Standard Commercial Corp.                                                        13,020
      400    Tasty Baking Co.                                                                  3,356
      200    Tejon Ranch Co.(a)                                                                8,920
    4,600    Terra Industries, Inc.(a)(g)                                                     35,696
    3,089    Tootsie Roll Industries, Inc.                                                    92,669
   20,158    Tyson Foods, Inc. Class A                                                       336,235
    3,200    United Natural Foods, Inc.(a)                                                    91,616
    3,500    Wild Oats Markets, Inc.(a)                                                       37,205
      800    Willamette Valley Vineyards(a)                                                    2,464
      500    Zanett, Inc.(a)                                                                   1,725
      100    Zapata Corp.(a)                                                                   7,295
                                                                                        ------------
                                                                                           7,374,558
                                                                                        ------------
GOLD - 0.1%
    5,900    Glamis Gold Ltd.(a)                                                              92,099
   13,100    Hanover Gold Co., Inc.(a)                                                           720
    2,000    MK Resources Co.(a)                                                               3,000
    5,580    Meridian Gold, Inc.(a)                                                           93,967
    2,835    Royal Gold, Inc.                                                                 51,966
   12,700    U.S. Gold Corp.(a)                                                                4,509
                                                                                        ------------
                                                                                             246,261
                                                                                        ------------
INSURANCE - 4.0%
    5,300    21st Century Insurance Group                                                     73,935
    3,500    Alfa Corp.                                                                       50,575
      533    Alleghany Corp.(a)                                                              147,486
    3,800    Allmerica Financial Corp.(a)                                                    136,610
    2,800    AmerUs Group Co.                                                                132,300
    1,100    American Equity Investment Life Holding Co.                                      14,069
    4,300    American Financial Group, Inc.                                                  132,440
    1,700    American National Insurance                                                     180,030
      705    Arch Capital Group Ltd.(a)                                                       28,228
    1,700    Argonaut Group, Inc.(a)                                                          36,074
    4,800    Arthur J.Gallagher & Co.                                                        138,240
    7,805    Assurant, Inc.                                                                  263,028
      700    Atlantic American Corp.(a)                                                        2,121
      850    Baldwin & Lyons, Inc. Class B                                                    22,049
    3,280    Bristol West Holdings, Inc.                                                      50,840
    3,400    Brown & Brown, Inc.                                                             156,706
   15,629    CNA Financial Corp.(a)                                                          438,550
      800    CNA Surety Corp.(a)                                                              10,880
    1,100    Clark, Inc.                                                                      17,028
    1,900    Commerce Group, Inc.                                                            117,762
    8,100    Conseco, Inc.(a)                                                                165,402
    3,000    Crawford & Co. Class B                                                           21,450
    1,900    Delphi Financial Group Class A                                                   81,700
    2,088    Donegal Group, Inc. Class B                                                      34,243
      500    EMC Insurance Group, Inc.                                                         9,530
    3,600    Erie Indemnity Co. Class A                                                      187,632
      800    FBL Financial Group, Inc. Class A                                                22,400
      400    FMS Financial Corp.                                                               7,888
      600    FPIC Insurance Group, Inc.(a)                                                    19,290
    9,342    Fidelity National Financial, Inc.                                               307,725
    4,435    First American Corp.                                                            146,089
      400    First United Corp.                                                                8,060
    4,800    Fremont General Corp.                                                           105,552
   25,600    Genworth Financial, Inc. Class A                                                704,512
    2,910    Great American Financial Resources, Inc.                                         49,295
    3,700    HCC Insurance Holdings, Inc.                                                    133,792
    1,800    Harleysville Group, Inc.                                                         35,748
    1,900    Hilb Rogal & Hobbs Co.                                                           68,020
    2,400    Horace Mann Educators Corp.                                                      42,576
      720    Independence Holding Co.                                                         12,982
    2,100    Infinity Property & Casualty Corp.                                               65,646
      400    Kansas City Life Insurance Company                                               19,368
    1,200    LandAmerica Financial Group, Inc.                                                60,036
    1,200    Liberty Corp.                                                                    48,660
      600    Markel Corp.(a)                                                                 207,126
      400    Meadowbrook Insurance Group, Inc.(a)                                              2,100
      100    Merchants Group, Inc.                                                             2,430
    3,000    Mercury General Corp.                                                           165,780
      600    NYMAGIC, Inc.                                                                    14,220
    1,000    National Medical Health Card Systems, Inc.(a)                                    23,120
    3,500    Nationwide Financial Services Class A                                           125,650
      800    Navigators Group, Inc.(a)                                                        26,516
    4,000    Odyssey Re Holdings Corp.                                                       100,160
    4,600    Ohio Casualty Corp.(a)                                                          105,708
   10,650    Old Republic International Corp.                                                248,038

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    4,195    PMA Capital Corp. Class A(a)                                               $     33,560
    3,400    The PMI Group, Inc.                                                             129,234
    1,000    Penn Treaty American Corp.(a)                                                     2,240
    1,300    Philadelphia Consolidated Holding Co.(a)                                        100,789
    5,600    The Phoenix Cos., Inc.                                                           71,568
      700    Pico Holdings, Inc.(a)                                                           18,137
    1,800    Presidential Life Corp.                                                          29,304
    2,300    ProAssurance Corp.(a)                                                            90,850
    3,700    Protective Life Corp.                                                           145,410
      900    RLI Corp.                                                                        37,305
      200    RTW, Inc.(a)                                                                      2,100
    5,044    Radian Group, Inc.                                                              240,801
    3,300    Reinsurance Group of America                                                    140,514
      400    SCPIE Holdings, Inc.(a)                                                           4,412
    2,300    Selective Insurance Group                                                       106,329
    1,600    Stancorp Financial Group, Inc.                                                  135,648
    1,625    State Auto Financial Corp.                                                       43,258
    1,250    Sterling Financial Corp.                                                         32,525
      900    Stewart Information Services Corp.                                               33,768
    4,031    Transatlantic Holdings, Inc.                                                    266,933
      900    Triad Guaranty, Inc.(a)                                                          47,349
    3,800    UICI                                                                             92,150
    1,200    USI Holdings Corp.(a)                                                            14,136
      300    Unico American Corp.(a)                                                           3,000
      581    United America Indemnity, Ltd.(a)                                                10,946
    1,200    United Fire & Casualty Co.                                                       40,596
    3,800    Unitrin, Inc.                                                                   172,520
    3,300    Universal American Financial Corp.(a)                                            57,090
    1,900    Vesta Insurance Group, Inc.                                                       6,745
    5,085    WR Berkley Corp.                                                                252,216
    4,500    WellChoice, Inc.(a)                                                             239,895
      600    White Mountains Insurance Group Inc.                                            365,100
    1,700    Zenith National Insurance Corp.                                                  88,162
                                                                                        ------------
                                                                                           8,581,985
                                                                                        ------------
INTERNATIONAL OIL - 0.2%
    3,700    ATP Oil & Gas Corp.(a)                                                           80,068
   11,289    GlobalSantaFe Corp.                                                             418,144
                                                                                        ------------
                                                                                             498,212
                                                                                        ------------
LIQUOR - 0.2%
      600    Boston Beer Co., Inc. Class A(a)                                                 13,140
    1,875    Central European Distribution Corp.(a)                                           62,419
    5,440    Constellation Brands, Inc. Class A(a)                                           287,613
    1,000    Genesee Corp. Class B                                                             2,000
    2,300    National Beverage Corp.(a)                                                       18,745
      100    Pyramid Breweries, Inc.                                                             190
                                                                                        ------------
                                                                                             384,107
                                                                                        ------------
MEDIA - 3.4%
    1,000    Acme Communications, Inc.(a)                                                      5,270
    1,100    Advanced Marketing Services(a)                                                    6,600
      500    America's Car Mart, Inc.(a)                                                      17,530
    1,400    Banta Corp.                                                                      59,920
      400    Beasley Broadcasting Group, Inc. Class A(a)                                       7,112
    6,580    Belo Corp. Class A                                                              158,841
    2,700    Blockbuster, Inc. Class A                                                        23,841
    8,600    CNET Networks, Inc.(a)                                                           81,184
       50    CTN Media Group, Inc.(a)                                                              -
   14,700    Cablevision Systems Corp. Class A(a)                                            412,335
      600    Cadmus Communications Corp.                                                       8,471
    1,400    Carmike Cinemas, Inc.                                                            52,192
   17,600    Charter Communications, Inc. Class A(a)(g)                                       28,160
    6,500    Citadel Broadcasting Corp.(a)                                                    89,245
      500    Consolidated Graphics, Inc.(a)                                                   26,300
       29    Cross Media Marketing Corp.(a)                                                        -
    6,400    Crown Media Holdings, Inc. Class A(a)                                            57,664
    3,365    Cumulus Media, Inc. Class A(a)                                                   47,951
   85,245    The DIRECTV Group, Inc.(a)                                                    1,229,233
      100    Daily Journal Corp.(a)                                                            4,381
    5,700    Dex Media, Inc.                                                                 117,705
   10,240    EW Scripps Co. Class A                                                          499,200
   14,865    EchoStar Communications Corp. Class A                                           434,801
    4,300    Emmis Communications Corp. Class A(a)                                            82,646
    2,700    Entercom Communications Corp.(a)                                                 95,904
    3,000    Entravision Communications Corp. Class A(a)                                      26,610
    4,980    Gartner, Inc. Class A(a)                                                         47,659
    2,220    Gaylord Entertainment Co.(a)                                                     89,688
    1,000    Gray Television, Inc.                                                            14,470
    4,580    Hollinger International, Inc. Class A                                            49,922
       80    iBEAM Broadcasting Corp.(a)                                                           -
    5,400    Insight Communications Company, Inc. Class A(a)                                  63,990
      200    Intraware, Inc.(a)                                                                  126
    3,900    John Wiley & Sons, Inc. Class A                                                 137,475
    5,500    Journal Communications, Inc. Class A                                             91,025
    1,300    Journal Register Co.(a)                                                          21,710
    2,600    Lee Enterprises, Inc.                                                           112,840
   10,825    Liberty Media International, Inc. Class A(a)                                    473,486
      400    Lifeline Systems, Inc.(a)                                                        12,128
    2,700    Lin TV Corp. Class A(a)                                                          45,711
      100    Lynch Interactive Corp.(a)                                                        2,400
    2,800    Martha Stewart Living Omnimedia Class A(a)(g)                                    63,252
    2,900    McClatchy Co. Class A                                                           215,064
    1,300    Media General, Inc. Class A                                                      80,405
    4,600    Mediacom Communications Corp. Class A(a)                                         30,084
   14,654    Metro-Goldwyn-Mayer, Inc.                                                       175,115
    2,500    Navarre Corp.(a)                                                                 19,875
    1,400    Network Equipment Technologies, Inc.(a)                                           7,882
    2,500    Nexstar Broadcasting Group, Inc. Class A(a)                                      17,625
      100    Palatin Technologies, Inc.(a)                                                       234
    1,700    Penton Media, Inc.(a)                                                               281
      800    Playboy Enterprises, Inc. Class B(a)                                             10,320
   15,834    Primedia, Inc.(a)                                                                68,878
      600    Pulitzer, Inc.                                                                   38,238
    5,000    Radio One, Inc. Class A(a)                                                       73,400
    3,300    Raindance Communications, Inc.(a)                                                 8,286
    5,200    The Reader's Digest Association, Inc. Class A                                    90,012
    4,600    Regal Entertainment Group Class A                                                96,738
    1,900    Regent Communications, Inc.(a)                                                   10,165
    1,500    Rewards Network, Inc.(a)                                                          6,240

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      425    Saga Communications, Inc. Class A(a)                                       $      6,843
    1,000    Salem Communications Corp. Class A(a)                                            20,600
    2,610    Scholastic Corp.(a)                                                              96,283
    5,200    Sinclair Broadcast Group, Inc. Class A                                           41,756
    3,030    Source Interlink Cos., Inc.(a)                                                   34,088
    4,000    Spanish Broadcasting System Class A(a)                                           41,040
    1,300    The Sportsman's Guide, Inc.(a)                                                   33,982
      800    Thomas Nelson, Inc.                                                              18,920
    6,865    Tivo, Inc.(a)(g)                                                                 35,492
   22,800    USTMAN Technologies, Inc.(a)                                                        274
    1,800    United Capital Corp.(a)                                                          43,992
    9,900    Univercell Holdings, Inc.(a)                                                        228
    2,600    Valassis Communications, Inc.(a)                                                 90,896
    2,200    Valuevision Media, Inc. Class A(a)                                               27,214
      525    Washington Post Class B                                                         469,350
    6,200    Westwood One, Inc.(a)                                                           126,170
   11,875    XM Satellite Radio Holdings, Inc. Class A(a)(g)                                 374,063
    2,400    Young Broadcasting, Inc. Class A(a)                                              20,736
                                                                                        ------------
                                                                                           7,229,747
                                                                                        ------------
MISCELLANEOUS - 0.1%
    2,300    Coinstar, Inc.(a)                                                                48,760
    2,900    Crane Co.                                                                        83,491
    2,700    Deluxe Corp.                                                                    107,622
    1,400    Gerber Scientific, Inc.(a)                                                       10,192
                                                                                        ------------
                                                                                             250,065
                                                                                        ------------
MISCELLANEOUS FINANCE - 8.6%
    1,000    1st Source Corp.                                                                 21,330
    1,240    ACE Cash Express, Inc.(a)                                                        28,210
    4,950    AG Edwards, Inc.                                                                221,760
      300    ASB Financial Corp.                                                               6,600
    1,700    Accredited Home Lenders Holding Co.(a)                                           61,591
    1,700    Advanta Corp.                                                                    35,360
    1,700    Affiliated Managers Group(a)                                                    105,451
    1,400    Agree Realty Corp.                                                               37,772
    5,500    Alliance Capital Management Holding LP                                          259,325
    1,500    Amcore Financial, Inc.                                                           42,375
      900    Ameralia, Inc.(a)                                                                   513
    8,150    AmeriCredit Corp.(a)                                                            191,036
    8,300    American Financial Realty Trust                                                 121,429
    2,344    American Home Mortgage Investment Corp.                                          67,132
   26,780    Ameritrade Holding Corp.(a)                                                     273,424
      100    Ampal American Israel Class A(a)                                                    423
    1,600    Anchor Bancorp Wisconsin, Inc.                                                   44,976
    2,900    Apollo Investment Corp.                                                          48,662
    1,200    Ashford Hospitality Trust, Inc.                                                  12,240
    6,750    Astoria Financial Corp.                                                         170,775
      300    Atlantic Realty Trust Inc.                                                        5,553
      400    Atlantis Plastics, Inc.                                                           9,500
      300    BNP Residential Properties, Inc.                                                  4,800
    3,101    BOK Financial Corp.(a)                                                          126,149
    2,100    BP Prudhoe Bay Royalty Trust                                                    146,580
      700    Bank of the Ozarks, Inc.                                                         22,225
    2,735    Bankunited Financial Corp. Class A                                               73,462
      600    Banner Corp.                                                                     16,182
       75    Berkshire Hathaway, Inc. Class A(a)                                           6,525,000
      476    Berkshire Hathaway, Inc. Class B(a)                                           1,359,456
      300    Berkshire Hills Bancorp, Inc.                                                    10,125
    1,100    Blackrock, Inc.                                                                  82,423
    3,037    CVB Financial Corp.                                                              55,091
      500    Camco Financial Corp.                                                             7,015
      300    Capital Corp. of the West                                                        13,944
    6,100    CapitalSource, Inc.(a)                                                          140,300
      412    Cascade Financial Corp.                                                           7,210
    1,700    Cash America International, Inc.                                                 37,281
    3,022    Cathay General Bancorp                                                           95,193
    1,100    Cedar Shopping Centers, Inc.                                                     15,664
    2,476    Central Pacific Financial Corp.                                                  83,317
    3,000    Cenveo, Inc.(a)                                                                  16,920
    1,700    Ceres Group, Inc.(a)                                                              9,231
      500    Charter Financial Corp.                                                          16,685
    2,900    CharterMac                                                                       62,350
    2,060    Chicago Mercantile Exchange Holdings, Inc.                                      399,702
    1,112    Citizens, Inc.(a)(g)                                                              6,394
      629    Coastal Financial Corp.                                                           9,451
    4,122    Commercial Capital Bancorp, Inc.                                                 83,883
    2,500    Commercial Federal Corp.                                                         69,125
      600    Community Bank of Northern Virginia                                              12,084
    1,900    CompuCredit Corp.(a)                                                             50,578
    2,000    Corrections Corp. of America(a)                                                  77,200
    1,156    Cross Timbers Royalty Trust                                                      45,200
      700    Danielson Holdings Corp.(a)                                                      12,075
    3,700    Dime Community Bancshares                                                        56,240
    1,200    Downey Financial Corp.                                                           73,836
      629    ESB Financial Corp.                                                               8,554
      300    Eastern Virginia Bankshares, Inc.                                                 6,885
    7,800    Eaton Vance Corp.                                                               182,832
    1,300    Encore Capital Group, Inc.(a)                                                    18,915
    2,500    ePlus, Inc.(a)                                                                   29,175
    3,400    eSpeed, Inc. Class A(a)                                                          31,280
    2,100    Ezcorp, Inc.(a)                                                                  27,888
      900    The FINOVA Group, Inc.(a)                                                            81
    1,350    Fidelity Bankshares, Inc.                                                        31,023
    1,100    Financial Federal Corp.                                                          38,907
      600    Financial Industries Corp.(a)                                                     4,740
    2,400    First Albany Cos., Inc.                                                          21,984
    1,000    First Community Bancorp, Inc.                                                    44,300
      400    First Defiance Financial Corp.                                                   10,400
      800    First Financial Corp.                                                            23,640
    1,400    First Financial Holdings, Inc.                                                   38,892
      500    First Indiana Corp.                                                              12,100
    3,300    The First Marblehead Corp.(a)                                                   189,849
      615    First Place Financial Corp.                                                      11,254
    6,356    First Union Real Estate Equity & Mortgage Investments(a)                         25,678
      900    FirstFed Financial Corp.(a)                                                      45,909
    3,700    Flagstar Bancorp, Inc.                                                           72,335
      750    Flushing Financial Corp.                                                         13,650
      400    Foothill Independent Bancorp                                                     10,084

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    8,810    Friedman Billings Ramsey Group, Inc. Class A                               $    139,815
      400    Gabelli Asset Management, Inc. Class A                                           17,860
    1,555    Giant Industries, Inc.(a)                                                        39,963
      537    Glacier Bancorp, Inc.                                                            16,378
      710    Greater Delaware Valley Savings Bank                                             20,242
      700    Greenhill & Co., Inc.                                                            25,060
      900    HMN Financial, Inc.                                                              27,900
      400    Heritage Financial Corp.                                                          9,000
    3,400    Hugoton Royalty Trust                                                           100,266
      300    Humphrey Hospitality Trust                                                        1,140
      800    IBERIABANK Corp.                                                                 45,008
      200    ITLA Capital Corp.(a)                                                             9,992
    4,568    Independence Community Bank Corp.                                               178,152
      242    Independence Federal Savings Bank(a)                                              2,226
    1,242    Independent Bank Corp.                                                           35,732
    4,000    IndyMac Bancorp, Inc.                                                           136,000
      800    InnSuites Hospitality Trust                                                       1,000
   16,200    Instinet Group, Inc.(a)                                                          95,256
    2,765    International Bancshares Corp.                                                   95,863
    3,000    Investment Technology Group, Inc.(a)                                             52,500
    4,300    Investors Financial Services Corp.                                              210,313
    1,400    iPayment, Inc.(a)                                                                59,080
    3,300    Jefferies Group, Inc. New Shares                                                124,344
    1,700    KFX, Inc.(a)(g)                                                                  22,780
    1,790    KNBT Bancorp, Inc.                                                               27,387
    6,900    Knight Trading Group, Inc. Class A(a)                                            66,516
    8,800    La Quinta Corp.(a)                                                               74,800
    1,800    LabOne, Inc.(a)                                                                  62,064
    3,300    LaBranche & Co., Inc.(a)                                                         30,690
    2,682    Ladenburg Thalmann Financial Services, Inc.(a)                                    1,824
    6,112    Legg Mason, Inc.                                                                477,592
    5,839    Leucadia National Corp.                                                         200,570
    6,000    Liberty Self-Stor, Inc.                                                           3,420
    1,000    Lincoln Bancorp                                                                  18,000
    1,000    Lipid Sciences, Inc.(a)                                                           4,053
    2,780    MAF Bancorp, Inc.                                                               115,481
    1,450    MB Financial, Inc.                                                               55,535
    3,795    MCG Capital Corp.                                                                58,386
      200    Malan Realty Investors, Inc.                                                          -
      300    Maxus Realty Trust, Inc.                                                          4,095
    1,200    McGrath Rentcorp                                                                 28,056
    4,000    Medallion Financial Corp.                                                        36,560
    3,500    Metris Cos., Inc.(a)                                                             40,565
      500    MicroFinancial, Inc.                                                              2,325
      105    Mid Penn Bancorp, Inc.                                                            2,630
      300    The Midland Company                                                               9,453
    5,100    MoneyGram International, Inc.                                                    96,339
      400    Monmouth Capital Corp.                                                            2,612
    2,200    Monmouth Real Estate Investment Corporation Class A                              18,570
      300    MutualFirst Financial, Inc.                                                       6,870
      400    NASB Financial, Inc.                                                             15,700
    1,490    Nastech Pharmaceutical Co, Inc.(a)                                               14,721
    2,000    National Financial Partners Corp.                                                79,600
      120    National Security Group, Inc.                                                     2,490
      200    National Western Life Insurance Co. Class A(a)                                   34,188
    2,400    Nelnet, Inc. Class A(a)                                                          76,392
   15,464    New York Community Bancorp, Inc.                                                280,826
      400    North American Scientific, Inc.(a)                                                1,464
    1,800    Northwest Bancorp, Inc.                                                          38,538
    5,800    Nuveen Investments, Inc. Class A                                                199,056
      300    Oak Hill Financial, Inc.                                                         10,098
    2,500    Ocwen Financial Corp.(a)(g)                                                      20,175
      200    One Liberty Properties, Inc.                                                      3,732
      600    PAB Bankshares, Inc.                                                              8,400
    2,125    PMC Commercial Trust                                                             32,024
      292    PVF Capital Corp.                                                                 3,825
    2,710    Pacific Capital Bancorp                                                          80,704
    2,308    Partners Trust Financial Group, Inc.                                             24,466
      450    Peoples Holding Co.                                                              13,995
      745    Piper Jaffray Cos.(a)                                                            27,260
    1,800    Portfolio Recovery Associates, Inc.(a)                                           61,254
    1,300    Prime Group Realty Trust(a)                                                       9,308
      400    Provident Financial Holdings, Inc.                                               11,896
      589    Provident Financial Services, Inc.                                               10,072
    1,800    R-G Financial Corp. Class B                                                      56,106
    3,400    Raymond James Financial, Inc.                                                   103,020
    1,000    Resource America, Inc. Class A                                                   35,045
      300    Roberts Realty Investors, Inc.                                                    2,370
    6,760    SEI Investments Co.                                                             244,442
    1,210    SWS Group, Inc.                                                                  19,396
      900    Sanders Morris Harris Group, Inc.                                                16,272
    1,903    Santander BanCorp                                                                50,106
      200    Security Bank Corp.                                                               8,238
    3,300    Siebert Financial Corp.(a)                                                       10,296
    2,700    Sound Federal Bancorp, Inc.                                                      41,823
    3,000    Sports Resorts International, Inc.(a)                                             7,560
      400    State Financial Services Corp. Class A                                           14,780
    2,059    Sterling Financial Corp.(a)                                                      73,506
    1,032    Student Loan Corp.                                                              215,698
      100    TF Financial Corp.                                                                2,871
      679    Tarragon Corp.(a)                                                                13,709
    1,500    Transnational Financial Network, Inc.(a)                                            840
    1,100    United Community Banks, Inc.                                                     26,103
    1,000    United PanAm Financial Corp.(a)                                                  20,390
   21,132    UnitedGlobalCom, Inc. Class A(a)                                                199,909
      100    Value Line, Inc.                                                                  3,900
   11,352    W Holding Co., Inc.                                                             114,315
    2,560    WFS Financial, Inc.(a)                                                          110,464
    1,500    WP Carey & Co. LLC                                                               45,555
      200    WVS Financial Corp.                                                               3,370
    3,500    Waddell & Reed Financial, Inc. Class A                                           69,090
    5,161    Washington Federal, Inc.                                                        120,303
      151    Wayne Savings Bancshares, Inc.                                                    2,416
    3,000    Webster Financial Corp.                                                         136,230
      900    Wellsford Real Properties, Inc.(a)                                               13,095
      402    Wesco Financial Corp.                                                           154,762
      200    Willis Lease Finance Corp.(a)                                                     1,650
    2,300    Willow Grove Bancorp, Inc.                                                       37,030
    2,300    World Acceptance Corp.(a)                                                        58,696
      800    Wyndham International, Inc. Class A(a)                                              640
                                                                                        ------------
                                                                                          18,492,606
                                                                                        ------------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
MOTOR VEHICLES - 1.1%
    1,800    AO Smith Corp.                                                             $     51,966
      800    ASV, Inc.(a)                                                                     31,716
      305    Aftermarket Technology Corp.(a)                                                   5,032
    3,300    American Axle & Manufacturing Holdings, Inc.                                     80,850
    1,700    Arctic Cat, Inc.                                                                 46,002
    3,800    ArvinMeritor, Inc.                                                               58,786
    3,000    BorgWarner, Inc.                                                                146,040
    1,600    CSK Auto Corp.(a)                                                                28,240
    1,500    Cascade Corp.                                                                    52,500
      700    Coachmen Industries, Inc.                                                         9,520
    6,800    Collins & Aikman Corp.(a)                                                         8,364
    4,900    Donaldson Co., Inc.                                                             158,172
    3,300    Dura Automotive Systems, Inc. Class A(a)                                         15,906
    3,300    Federal-Mogul Corp.(a)                                                            1,122
    3,190    Fleetwood Enterprises, Inc.(a)                                                   27,753
    5,145    Gentex Corp.                                                                    164,125
    1,000    Group 1 Automotive, Inc.(a)                                                      26,300
      800    Hayes Lemmerz International, Inc.(a)                                              4,160
    1,300    IMPCO Technologies, Inc.(a)                                                       6,988
      600    Keystone Automotive Industries, Inc.(a)                                          13,896
      200    The Lamson & Sessions Co.(a)                                                      1,990
    3,645    Lear Corp.                                                                      161,692
      700    Lithia Motors, Inc. Class A                                                      17,927
      800    MarineMax, Inc.(a)                                                               24,944
      900    Midas, Inc.(a)                                                                   20,547
    1,900    Modine Manufacturing Co.                                                         55,727
    1,800    Monaco Coach Corp.                                                               29,070
      850    Monro Muffler, Inc.(a)                                                           21,938
    2,020    Myers Industries, Inc.                                                           28,502
    1,300    Noble International Ltd.                                                         29,458
    2,100    Oshkosh Truck Corp.                                                             172,179
    2,700    Polaris Industries, Inc.                                                        189,621
    1,700    Sonic Automotive, Inc.                                                           38,607
    2,700    Spartan Motors, Inc.                                                             27,135
    1,200    Standard Motor Products, Inc.                                                    14,040
      900    Stoneridge, Inc.(a)                                                              10,989
    1,510    Superior Industries International(g)                                             39,879
    5,000    TRW Automotive Holdings Corp.(a)                                                 97,150
    3,685    Thor Industries, Inc.                                                           110,218
    2,700    Titan International, Inc.                                                        38,799
    7,000    Tower Automotive, Inc.(a)(g)                                                      1,260
    2,000    United Auto Group, Inc.                                                          55,660
    2,840    United Defense Industries, Inc.                                                 208,513
    1,800    Winnebago Industries                                                             56,880
                                                                                        ------------
                                                                                           2,390,163
                                                                                        ------------
NON-DURABLES - 2.0%
    8,400    Acclaim Entertainment, Inc.(a)                                                       33
    1,100    Action Performance Cos., Inc.                                                    14,553
   10,433    Activision, Inc.(a)                                                             154,413
    3,800    American Greetings Class A                                                       96,824
    5,665    Applebees International, Inc.                                                   156,127
    1,100    BJ's Restaurants, Inc.(a)                                                        21,329
      430    Benihana, Inc. Class A(a)                                                         6,519
      500    Blue Nile, Inc.(a)                                                               13,825
    2,000    Bob Evans Farms, Inc.                                                            46,900
      210    Bowl America, Inc. Class A                                                        2,963
    3,700    Boyds Collection Ltd.(a)                                                          8,584
    4,900    Brinker International, Inc.(a)                                                  177,478
    2,600    Buca, Inc.(a)                                                                    16,325
      700    CBRL Group, Inc.                                                                 28,910
    2,250    CEC Entertainment, Inc.(a)                                                       82,350
    2,300    CKE Restaurants, Inc.(a)                                                         36,455
    1,100    Cabela's, Inc. Class A(a)                                                        22,693
    2,200    California Pizza Kitchen, Inc.(a)                                                51,568
    2,400    Centillium Communications, Inc.(a)                                                6,144
    1,700    Championship Auto Racing Teams, Inc.(a)                                             272
    2,800    Champps Entertainment, Inc.(a)                                                   25,108
    2,700    Checkers Drive-In Restaurant(a)                                                  35,667
    4,417    The Cheesecake Factory(a)                                                       156,583
      200    Churchill Downs, Inc.                                                             7,918
      700    Dave & Buster's, Inc.(a)                                                         13,090
    2,700    Denny's Corp.(a)(g)                                                              12,771
      500    Department 56(a)                                                                  8,730
    7,200    Dover Motorsports, Inc.                                                          36,360
    1,200    Drew Industries, Inc.(a)                                                         45,180
    1,200    EMAK Worldwide, Inc.(a)                                                          12,420
    1,600    Electronics Boutique Holdings Corp.(a)                                           68,752
    1,500    Handleman Co.                                                                    28,440
      410    Hanover Direct, Inc.(a)                                                             349
    1,412    Hibbett Sporting Goods, Inc.(a)                                                  42,416
    4,300    Hollywood Media Corp.(a)                                                         21,500
      800    Ihop Corp.                                                                       38,144
    3,000    International Speedway Corp. Class A                                            162,750
    3,100    Isle of Capri Casinos, Inc.(a)                                                   82,274
    2,200    Jack in the Box, Inc.(a)                                                         81,620
    2,513    Jakks Pacific, Inc.(a)                                                           53,954
      300    Kreisler Manufacturing Corp.(a)                                                   1,530
    4,400    Krispy Kreme Doughnuts, Inc.(a)(g)                                               33,572
    2,000    Lancaster Colony Corp.                                                           85,100
    1,700    Landry's Restaurants, Inc.                                                       49,164
      300    Lazare Kaplan International, Inc.(a)                                              3,423
    1,900    Leapfrog Enterprises, Inc.(a)(g)                                                 21,565
    1,100    Lodgenet Entertainment Corp.(a)                                                  20,724
    2,200    Lone Star Steakhouse & Saloon                                                    63,591
    1,100    Luby's, Inc.(a)                                                                   8,525
    5,700    Marvel Enterprises, Inc.(a)                                                     114,000
    5,000    Midway Games, Inc.(a)(g)                                                         51,300
    1,600    Morgan's Foods, Inc.(a)                                                           1,920
    1,400    Movado Group, Inc.                                                               25,900
    2,505    O'Charleys, Inc.(a)                                                              54,459
      300    Ohio Art Co.                                                                      2,040
    4,300    Outback Steakhouse, Inc.                                                        196,897
    1,995    PF Chang's China Bistro, Inc.(a)                                                119,301
    2,300    Panera Bread Co. Class A(a)                                                     130,019
    1,900    Papa John's International, Inc.(a)                                               65,968
      900    Peco II, Inc.(a)                                                                    945

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    6,400    Penn National Gaming, Inc.(a)                                              $    188,032
    1,670    RC2 Corp.(a)                                                                     56,780
    2,900    Rare Hospitality International, Inc.(a)                                          89,552
      800    Red Robin Gourmet Burgers, Inc.(a)                                               40,728
    2,500    Regis Corp.                                                                     102,325
    3,200    Ruby Tuesday, Inc.                                                               77,728
    1,300    Russ Berrie & Co., Inc.                                                          24,895
    2,600    Ryan's Restaurant Group, Inc.(a)                                                 37,778
    3,400    Samsonite Corp.(a)                                                                3,332
   20,800    Service Corp. International                                                     155,584
      400    Servotronics, Inc.(a)                                                             1,764
    4,625    Sonic Corp.(a)                                                                  154,475
    3,200    Sotheby's Holdings Class A(a)                                                    54,272
      800    The Steak N Shake Co.(a)                                                         15,480
      510    Steinway Musical Instruments(a)                                                  15,280
    5,300    Stewart Enterprises, Inc. Class A                                                32,595
    2,900    THQ, Inc.(a)                                                                     81,606
    1,000    Take-Two Interactive Software, Inc.(a)                                           39,100
    6,800    Tam Restaurants, Inc.(a)                                                            136
    2,400    The Topps Co., Inc.                                                              22,104
    3,300    Traffix, Inc.                                                                    16,665
    2,400    Trans World Entertainment(a)                                                     35,352
    3,800    Triarc Cos.                                                                      52,554
    4,655    Tupperware Corp.                                                                 94,776
    2,300    World Wrestling Entertainment, Inc.                                              27,600
    3,090    Youbet.com, Inc.(a)                                                              18,015
                                                                                        ------------
                                                                                           4,366,742
                                                                                        ------------
NON-FERROUS METALS - 0.5%
      800    AM Castle & Co.(a)                                                               10,080
    2,837    Aleris International, Inc.(a)                                                    70,783
      800    Brush Engineered Materials, Inc.(a)                                              15,224
    2,300    Century Aluminum Co.(a)                                                          69,598
    1,000    Cleveland-Cliffs, Inc.                                                           72,870
   17,500    Coeur d'Alene Mines Corp.(a)                                                     64,225
    3,400    Commercial Metals Co.                                                           115,226
    1,327    Encore Wire Corp.(a)                                                             13,535
   10,500    Hecla Mining Co.(a)                                                              57,540
   10,800    Kaiser Aluminum Corp.(a)                                                            810
    1,300    Minerals Technologies, Inc.                                                      85,514
    2,600    Mueller Industries, Inc.                                                         73,190
      900    RTI International Metals, Inc.(a)                                                21,060
    1,300    Reliance Steel & Aluminum Co.                                                    52,013
    4,300    Southern Peru Copper Corp.(g)                                                   238,478
    4,784    Stillwater Mining Co.(a)                                                         47,122
    1,150    Titanium Metals Corp.(a)                                                         41,400
      900    Wolverine Tube, Inc.(a)                                                           8,055
    4,700    Worthington Industries                                                           90,616
                                                                                        ------------
                                                                                           1,147,339
                                                                                        ------------
OPTICAL PHOTO & EQUIPMENT - 0.2%
      700    August Technology Corp.(a)                                                        8,204
    1,100    BMC Industries, Inc.(a)                                                               1
    2,100    CPI Corp.                                                                        31,710
    1,100    Cyberoptics Corp.(a)                                                             13,728
    1,900    Imation Corp.                                                                    66,025
    9,430    Ingram Micro, Inc. Class A(a)                                                   157,198
    2,095    LaserCard Corp.(a)(g)                                                            10,433
    7,200    Lexar Media, Inc.(a)(g)                                                          35,856
      200    Meade Instruments Corp.(a)                                                          582
      300    Panavision, Inc.(a)                                                               1,710
    3,100    Photronics, Inc.(a)                                                              56,110
      100    StockerYale, Inc.(a)                                                                 99
    1,600    Zomax, Inc.(a)                                                                    4,768
      700    Zygo Corp.(a)                                                                     9,072
                                                                                        ------------
                                                                                             395,496
                                                                                        ------------
PAPER & FOREST PRODUCTS - 0.5%
      200    Badger Paper Mills, Inc.(a)                                                         808
    3,800    Bowater, Inc.                                                                   143,146
      200    Buckeye Technologies, Inc.(a)                                                     2,160
      604    CSS Industries, Inc.                                                             22,076
    1,700    Caraustar Industries, Inc.(a)                                                    21,930
      600    Chesapeake Corp.                                                                 12,612
      700    Deltic Timber Corp.                                                              27,370
      100    Earthshell Corp.(a)                                                                 160
    2,400    Glatfelter                                                                       35,400
      480    Kadant, Inc.(a)                                                                   8,904
    2,900    Longview Fibre Co.                                                               54,404
    1,000    Lydall, Inc.(a)                                                                  11,100
      600    Neenah Paper, Inc.                                                               20,172
    5,100    Packaging Corp. of America                                                      123,879
      900    Pope & Talbot, Inc.                                                              15,822
    2,100    Potlatch Corp.                                                                   98,847
    2,914    Rayonier, Inc.                                                                  144,330
      900    Rock-Tenn Co. Class A                                                            11,970
   15,380    Smurfit-Stone Container Corp.(a)                                                237,929
    1,400    Universal Forest Products, Inc.                                                  54,390
    3,100    Wausau-Mosinee Paper Corp.                                                       43,834
                                                                                        ------------
                                                                                           1,091,243
                                                                                        ------------
PRODUCER GOODS - 3.3%
    5,023    AGCO Corp.(a)                                                                    91,670
      500    Aaon, Inc.(a)                                                                     8,230
    1,800    Actuant Corp. Class A(a)                                                         80,856
    4,500    Aeroflex, Inc.(a)                                                                41,985
      600    Alamo Group, Inc.                                                                14,844
    1,700    Albany International Corp. Class A                                               52,496
      115    Allied Motion Technologies, Inc.(a)                                                 829
      100    American Vanguard Corp.                                                           4,487
    4,500    Ametek, Inc.                                                                    181,125
    1,800    Applied Industrial Technologies, Inc.                                            48,960
    2,000    Aptargroup, Inc.                                                                103,960
      200    Arotech Corp.(a)                                                                    278
    1,100    Astec Industries, Inc.(a)                                                        24,255
    4,200    BE Aerospace, Inc.(a)                                                            50,400

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    1,300    Baldor Electric Co.                                                        $     33,553
    2,100    Barnes Group, Inc.                                                               57,057
      300    Blount International, Inc.(a)                                                     5,094
    2,600    Blyth, Inc.                                                                      82,784
    3,400    Briggs & Stratton Corp.                                                         123,794
      600    CIRCOR International, Inc.                                                       14,790
    1,500    CUNO, Inc.(a)                                                                    77,085
      900    Cantel Medical Corp.(a)                                                          26,064
    4,100    Capstone Turbine Corp.(a)                                                         6,355
      200    Catalyst Semiconductor, Inc.(a)                                                     854
      100    Chicago Rivet & Machine Co.                                                       3,085
    1,500    Clarcor, Inc.                                                                    77,940
    3,485    Cognex Corp.                                                                     86,707
    3,100    Columbus McKinnon Corp.(a)                                                       42,222
    1,900    Comfort Systems USA, Inc.(a)                                                     14,725
    1,800    Concord Camera Corp.(a)                                                           3,258
    1,900    Cryo-Cell International, Inc.(a)                                                  5,225
      600    Culp, Inc.(a)                                                                     3,540
    1,100    Curtiss-Wright Corp.                                                             62,700
    2,100    DiamondCluster International, Inc. Class A(a)                                    33,810
    7,600    Distributed Energy Systems Corp.(a)                                              25,840
      400    Duraswitch Industries, Inc.(a)                                                      512
      800    Duratek, Inc.(a)                                                                 15,960
      200    The Eastern Co.                                                                   4,420
    1,900    FMC Corp.(a)                                                                    101,555
    1,600    The Fairchild Corp.(a)                                                            4,960
    4,745    Fastenal Co.                                                                    262,446
    4,220    Fedders Corp.                                                                    11,732
    4,000    Federal Signal Corp.                                                             60,680
    2,500    Flowserve Corp.(a)                                                               64,675
      240    Foster Wheeler Ltd.(a)                                                            4,176
      700    Franklin Electric Co., Inc.                                                      26,411
    1,200    Gardner Denver, Inc.(a)                                                          47,412
      125    The Gorman-Rupp Co.                                                               2,683
    4,687    Graco, Inc.                                                                     189,167
    5,800    GrafTech International Ltd.(a)                                                   33,002
      700    HI Shear Technology Corp.(a)                                                      2,667
    3,300    HNI Corp.                                                                       148,335
      200    Hardinge, Inc.                                                                    2,690
    2,400    Harsco Corp.                                                                    143,064
    2,600    Helix Technology Corp.                                                           40,222
    4,690    Herman Miller, Inc.                                                             141,263
    1,700    Hexcel Corp.(a)                                                                  26,367
    3,000    Hubbell, Inc. Class B                                                           153,300
    3,800    Hughes Supply, Inc.                                                             113,050
    2,950    IDEX Corp.                                                                      119,032
      100    Ibis Technology Corp.(a)                                                            220
    2,600    JLG Industries, Inc.                                                             56,030
    4,500    Jacuzzi Brands, Inc.(a)                                                          43,920
    1,650    Jarden Corp.(a)                                                                  75,702
      100    Juno Lighting, Inc.                                                               3,750
    2,500    Kaydon Corp.                                                                     78,500
    2,000    Kennametal, Inc.                                                                 94,980
    2,190    Kos Pharmaceuticals, Inc.(a)                                                     91,279
      600    LB Foster Co. Class A(a)                                                          5,421
      700    Ladish Co., Inc.(a)                                                               8,260
      600    Lawson Products                                                                  28,080
    3,200    Lennox International, Inc.                                                       70,144
      782    Libbey, Inc.                                                                     16,422
    2,295    Lincoln Electric Holdings, Inc.                                                  69,034
      700    Lindsay Manufacturing Co.                                                        13,356
    1,700    Lone Star Technologies(a)                                                        67,031
    4,200    MSC Industrial Direct Co. Class A                                               128,352
    1,700    Magnetek, Inc.(a)                                                                 9,061
    1,600    Manitowoc Co.                                                                    64,624
      900    Material Sciences Corp.(a)                                                       12,105
    1,200    Matthews International Corp. Class A                                             39,312
    2,500    Maverick Tube Corp.(a)                                                           81,275
    2,300    Merix Corp.(a)                                                                   25,783
    5,060    Micrel, Inc.(a)                                                                  46,653
      900    Middleby Corp.                                                                   44,460
    4,356    Milacron, Inc.(a)                                                                13,286
      900    Modtech Holdings, Inc.(a)                                                         7,650
    1,550    Moog, Inc. Class A(a)                                                            70,060
      400    NACCO Industries, Inc. Class A                                                   40,776
      800    NATCO Group, Inc. Class A(a)                                                      8,696
    1,000    NN, Inc.                                                                         12,320
    1,900    Nordson Corp.                                                                    69,958
    1,500    Oceaneering International, Inc.(a)                                               56,250
      100    Paul Mueller Co.                                                                  2,700
    5,850    Pentair, Inc.                                                                   228,150
    6,407    Plug Power, Inc.(a)                                                              42,286
    1,600    Possis Medical, Inc.(a)                                                          13,392
    3,525    Precision Castparts Corp.                                                       271,460
    3,140    Presstek, Inc.(a)                                                                24,241
    2,600    Raytech Corporation(a)                                                            3,718
    2,505    Regal-Beloit Corp.                                                               72,119
      800    Research Frontiers, Inc.(a)                                                       4,160
      900    Robbins & Myers, Inc.                                                            19,809
      972    Ronson Corp.                                                                      1,867
    2,600    Roper Industries, Inc.                                                          170,300
      470    SI International, Inc.(a)                                                        12,986
    4,448    SPX Corp.                                                                       192,509
    7,200    Safeguard Scientifics, Inc.(a)                                                   10,224
    1,500    Sauer-Danfoss, Inc.                                                              33,945
      500    Schuff International, Inc.(a)                                                     1,500
      500    Selas Corp. of America(a)                                                           935
      500    Sequa Corp. Class A(a)                                                           25,925
    3,000    The Shaw Group, Inc.(a)                                                          65,400
    1,400    Sonic Solutions, Inc.(a)(g)                                                      21,070
      200    Spectrum Control, Inc.(a)                                                         1,494
      700    Standex International Corp.                                                      19,110
    3,300    Steelcase, Inc. Class A                                                          45,540
    3,000    Stewart & Stevenson Services                                                     68,670
    1,700    Sun Hydraulics, Inc.                                                             51,102
      600    SystemOne Technologies, Inc.(a)                                                      24
    1,365    TRM Corp.(a)                                                                     27,587
    1,500    Technology Research Corp.                                                         7,665
    1,600    Tecumseh Products Co. Class A                                                    63,376
    2,200    Teleflex, Inc.                                                                  112,596

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      500    Tennant Co.                                                                $     19,345
    2,500    Tenneco Automotive, Inc.(a)                                                      31,150
    2,404    Terex Corp.(a)                                                                  104,093
    2,500    ThermoGenesis Corp.(a)                                                           12,375
    5,500    Timken Co.                                                                      150,370
    3,200    Trinity Industries, Inc.                                                         90,144
      800    Triumph Group, Inc.(a)                                                           31,152
      100    Twin Disc, Inc.                                                                   2,461
    2,100    Tyler Technologies, Inc.(a)                                                      15,981
    7,440    Valhi, Inc.                                                                     146,196
    1,100    Valmont Industries, Inc.                                                         24,552
      500    Watsco, Inc.                                                                     21,050
    1,900    Watts Water Technologies, Inc. Class A                                           61,959
      500    Woodhead Industries, Inc.                                                         6,800
      600    Woodward Governor Co.                                                            43,020
    1,000    X-Rite, Inc.                                                                     15,040
    2,200    York International Corp.                                                         86,196
                                                                                        ------------
                                                                                           7,141,132
                                                                                        ------------
RAILROADS & SHIPPING - 0.4%
    2,700    Alexander & Baldwin, Inc.                                                       111,240
    4,600    Diamondhead Casino Corp.(a)                                                       3,036
    1,800    Florida East Coast Industries                                                    76,464
    2,700    GATX Corp.                                                                       89,613
    1,600    General Maritime Corp.(a)                                                        77,504
    2,200    Genesee & Wyoming, Inc. Class A(a)                                               57,002
      700    Greenbrier Cos., Inc.                                                            24,563
      300    International Shipholding Corp.(a)                                                4,560
    3,700    Kansas City Southern(a)                                                          71,262
      500    Maritrans, Inc.                                                                   9,525
    1,100    Martin Midstream Partners LP                                                     36,289
    5,300    OMI Corp. New Shares                                                            101,495
    2,200    Overseas Shipholding Group                                                      138,402
    1,900    RailAmerica, Inc.(a)                                                             23,712
    1,800    SCS Transportation, Inc.(a)                                                      33,462
      100    Seabulk International, Inc.(a)                                                    2,079
    2,100    Westinghouse Air Brake Technologies Corp.                                        43,029
                                                                                        ------------
                                                                                             903,237
                                                                                        ------------
REAL PROPERTY - 6.2%
    4,800    AMB Property Corp.                                                              181,440
    1,250    AMLI Residential Properties Trust                                                34,238
    3,500    Acadia Realty Trust                                                              56,280
    2,000    Affordable Residential Communities                                               25,300
      200    Alexander's, Inc.(a)                                                             48,300
    1,100    Alexandria Real Estate Equities, Inc.                                            70,818
      400    American Land Lease, Inc.                                                         9,256
      500    American Mortgage Acceptance Co.                                                  6,910
    1,800    American Real Estate Partners LP(a)                                              49,770
      500    American Realty Investors, Inc.(a)                                                4,500
    7,400    Annaly Mortgage Management, Inc.                                                138,824
    3,000    Anthracite Capital, Inc.                                                         33,420
    2,700    Anworth Mortgage Asset Corp.                                                     25,785
    4,050    Arden Realty, Inc.                                                              137,093
    4,400    Associated Estates Realty Corp.                                                  43,868
    4,445    AvalonBay Communities, Inc.                                                     297,326
      600    Avatar Holdings, Inc.(a)(g)                                                      28,110
    3,135    BRE Properties                                                                  110,666
      300    BRT Realty Trust                                                                  6,318
    1,000    Bedford Property Investors                                                       21,830
      400    Big 5 Sporting Goods Corp.                                                        9,880
    6,520    Boston Properties, Inc.                                                         392,700
    4,500    Boykin Lodging Co.(a)                                                            42,885
    2,720    Brandywine Realty Trust                                                          77,248
    3,000    CB Richard Ellis Group, Inc.(a)                                                 104,970
    2,200    CBL & Associates Properties, Inc.                                               157,322
    1,800    CRT Properties, Inc.                                                             39,204
      400    California Coastal Communities, Inc.(a)                                          10,464
    3,957    Camden Property Trust                                                           186,098
    3,000    Capital Automotive REIT                                                          99,360
    5,800    Capital Title Group, Inc.                                                        35,554
    2,500    Capstead Mortgage Corp.                                                          21,375
    4,000    CarrAmerica Realty Corp.                                                        126,200
    6,378    Catellus Development Corp.                                                      169,974
    3,000    Centerpoint Properties Trust                                                    123,000
    1,600    Colonial Properties Trust                                                        61,456
    2,391    Commercial Net Lease Realty                                                      44,114
    6,200    Cornerstone Realty Income Trust, Inc.                                            61,504
    1,100    Corporate Office Properties Trust                                                29,128
      700    Correctional Properties Trust                                                    17,675
    2,300    Cousins Properties, Inc.                                                         59,501
    7,600    Crescent Real Estate EQT Co.                                                    124,184
    3,100    Criimi MAE, Inc.(a)                                                              62,310
    5,383    Developers Diversified Realty Corp.                                             213,974
    8,875    Duke Realty Corp.                                                               264,919
    1,200    Eastgroup Properties                                                             45,240
    1,800    Entertainment Properties Trust                                                   74,574
    5,300    Equity Inns, Inc.                                                                58,459
    1,600    Equity Lifestyle Properties, Inc.                                                56,400
    2,955    Equity One, Inc.                                                                 60,843
    1,400    Essex Property Trust, Inc.                                                       96,516
    3,240    Federal Realty Investment Trust                                                 156,654
    3,500    FelCor Lodging Trust, Inc.(a)                                                    43,505
    1,127    First Acceptance Corp.(a)                                                        11,946
    3,000    First Industrial Realty Trust, Inc.                                             113,490
    3,100    Forest City Enterprises, Inc. Class A                                           197,780
    1,685    Gables Residential Trust                                                         56,111
   14,630    General Growth Properties, Inc.                                                 498,883
      900    Getty Realty Corp.                                                               22,995
    1,100    Glenborough Realty Trust, Inc.                                                   21,032
    2,700    Glimcher Realty Trust                                                            63,990
    1,900    Global Signal, Inc.                                                              56,924
    3,600    Government Properties Trust, Inc.                                                35,856
      322    Grubb & Ellis Co.(a)                                                              1,513
    11,000   HRPT Properties Trust                                                           131,010
    8,200    Health Care Property Investors, Inc.                                            192,454
    3,400    Health Care REIT, Inc.                                                          108,800
    2,600    Healthcare Realty Trust, Inc.                                                    94,744
      100    Heartland Partners LP Class A(a)                                                    430

28

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                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    2,000    Heritage Property Investment Trust                                         $     59,360
    2,100    Highland Hospitality Corp.                                                       21,735
    3,950    Highwoods Properties, Inc.                                                      105,939
    2,000    Home Properties, Inc.                                                            77,600
    7,100    Homestore, Inc.(a)                                                               15,762
    3,805    Hospitality Properties Trust                                                    153,646
   18,100    Host Marriott Corp.                                                             299,736
    4,300    IMPAC Mortgage Holdings, Inc.                                                    82,474
      400    Inland Real Estate Corp.                                                          6,012
    4,700    Innkeepers USA Trust                                                             60,677
    2,400    Investors Real Estate Trust                                                      22,392
    6,800    iStar Financial, Inc.                                                           280,024
    1,900    Jones Lang LaSalle, Inc.(a)                                                      88,635
    1,400    Kilroy Realty Corp.                                                              57,274
    6,950    Kimco Realty Corp.                                                              374,605
    1,400    Kramont Realty Trust                                                             32,760
      900    LTC Properties, Inc.                                                             15,615
    1,700    LaSalle Hotel Properties                                                         49,385
    1,700    Lexington Corporate Properties Trust                                             37,298
    3,160    Liberty Property Trust                                                          123,398
    1,970    Luminent Mortgage Capital, Inc.                                                  21,631
    4,500    MFA Mortgage Investments, Inc.                                                   34,245
    3,100    The Macerich Co.                                                                165,168
    3,500    Mack-Cali Realty Corp.                                                          148,225
    1,600    Maguire Properties, Inc.                                                         38,208
    4,700    Meristar Hospitality Corp.(a)                                                    32,900
    1,200    Mid-America Apartment Communities, Inc.                                          43,800
    3,300    The Mills Corp.                                                                 174,570
    1,600    National Health Investors, Inc.                                                  41,568
      600    National Health Realty, Inc.                                                     11,160
    4,000    Nationwide Health Properties, Inc.                                               80,840
    2,545    New Century Financial Corp.                                                     119,157
    5,800    New Plan Excel Realty Trust                                                     145,638
    2,605    Newcastle Investment Corp.                                                       77,108
    1,500    Novastar Financial, Inc.                                                         54,015
    2,800    Omega Healthcare Investors, Inc.                                                 30,744
      900    Orleans Homebuilders, Inc.                                                       16,551
      700    PS Business Parks, Inc.                                                          28,210
    2,809    Pan Pacific Retail Properties, Inc.                                             159,411
    1,200    Parkway Properties, Inc.                                                         56,040
    2,299    Pennsylvania Real Estate Investment Trust                                        92,696
    2,400    Post Properties, Inc.                                                            74,496
    2,600    Prentiss Properties Trust                                                        88,816
    8,005    Public Storage, Inc.                                                            455,805
    1,500    RAIT Investment Trust                                                            40,230
    1,900    Ramco-Gershenson Properties                                                      51,585
    1,000    Reading International, Inc. Class A(a)                                            7,050
    4,200    Realty Income Corp.                                                              96,096
    4,970    Reckson Associates Realty Corp.                                                 152,579
    1,500    Redwood Trust, Inc.                                                              76,770
    3,700    Regency Centers Corp.                                                           176,231
    2,400    SL Green Realty Corp.                                                           134,928
      200    Santa Fe Financial Corp.(a)                                                       2,600
      800    Saul Centers, Inc.                                                               25,600
    3,200    Senior Housing Properties Trust                                                  53,376
    2,900    Shurgard Storage Centers, Inc.                                                  118,842
      764    Simon Property Group, Inc.                                                       46,283
      800    Sizeler Property Investors                                                        9,488
    1,500    Sovran Self Storage, Inc.                                                        59,445
    4,700    The St. Joe Co.                                                                 316,310
      200    Stratus Properties, Inc.(a)                                                       3,200
    1,000    Sun Communities, Inc.                                                            35,800
    1,795    Sunset Financial Resources, Inc.                                                 17,519
    2,800    Tanger Factory Outlet Centers,Inc.                                               61,600
    3,000    Taubman Centers, Inc.                                                            83,220
    4,855    Thornburg Mortgage, Inc.                                                        136,134
    1,000    The Town & Country Trust                                                         26,450
    5,300    Trammell Crow Co.(a)                                                            109,021
      100    Transcontinental Realty Investors, Inc.(a)                                        1,909
    7,900    Trizec Properties, Inc.                                                         150,100
    2,900    Trustreet Properties, Inc.                                                       44,631
    7,465    United Dominion Realty Trust, Inc.                                              155,795
      500    Universal Health Realty Income Trust                                             14,125
    1,300    Urstadt Biddle Properties, Inc.                                                  20,280
    5,200    Ventas, Inc.                                                                    129,792
    7,705    Vornado Realty Trust                                                            533,725
    1,800    Washington Real Estate Investment Trust                                          51,750
    5,375    Weingarten Realty Investors                                                     185,491
    1,300    Winston Hotels, Inc.                                                             15,210
                                                                                        ------------
                                                                                          13,363,694
                                                                                        ------------
RETAIL - 4.1%
      600    1-800 Contacts, Inc.(a)                                                          12,522
    1,770    1-800-FLOWERS.COM, Inc. Class A(a)                                               13,399
    2,866    99 Cents Only Stores(a)                                                          37,745
    1,100    AC Moore Arts & Crafts, Inc.(a)                                                  29,326
    2,175    Aaron Rents, Inc.                                                                43,500
    5,500    Abercrombie & Fitch Co. Class A                                                 314,820
      600    Able Energy, Inc.(a)                                                              6,516
    4,000    Advance Auto Parts(a)                                                           201,800
    2,500    Alloy, Inc.(a)                                                                   14,700
   25,040    Amazon.com, Inc.(a)(g)                                                          858,121
    5,810    American Eagle Outfitters                                                       171,685
    3,675    Ann Taylor Stores Corp.(a)                                                       94,043
      200    Arden Group, Inc. Class A                                                        14,196
      400    Asbury Automotive Group, Inc.(a)                                                  6,160
    4,800    BJ's Wholesale Club, Inc.(a)                                                    149,088
    3,800    Barnes & Noble, Inc.(a)                                                         131,062
      300    Bluegreen Corp.(a)                                                                3,855
    2,100    The Bombay Co., Inc.(a)                                                          11,130
    2,000    The Bon-Ton Stores, Inc.                                                         36,180
    4,500    Borders Group, Inc.                                                             119,790
    1,999    Brightpoint, Inc.(a)                                                             37,441
    1,375    Brookstone, Inc.(a)                                                              22,302
    2,500    Burlington Coat Factory Warehouse Corp.                                          71,750
    6,000    Carmax, Inc.(a)                                                                 189,000
    3,000    Casey's General Stores, Inc.                                                     53,910
    3,900    Casual Male Retail Group, Inc.(a)(g)                                             25,311
    1,300    The Cato Corp. Class A                                                           41,925

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    1,900    Central Garden and Pet Co.(a)                                              $     83,334
    1,600    Charlotte Russe Holding, Inc.(a)                                                 20,672
    6,855    Charming Shoppes(a)                                                              55,731
    9,100    Chico's FAS, Inc.(a)                                                            257,166
    1,605    Childrens Place(a)                                                               76,639
    2,238    Christopher & Banks Corp.                                                        39,389
    5,000    Claire's Stores, Inc.                                                           115,200
    3,281    Coldwater Creek, Inc.(a)                                                         60,624
    1,900    Cost Plus, Inc.(a)                                                               51,072
      100    DEB Shops, Inc.                                                                   2,822
    6,605    Dollar Tree Stores, Inc.(a)                                                     189,762
    1,853    Dress Barn, Inc.(a)                                                              33,762
    3,400    Drugstore.com(a)                                                                  8,772
    2,400    Finish Line Class A                                                              55,560
      200    Flanigan's Enterprises, Inc.                                                      1,596
    9,000    Foot Locker, Inc.                                                               263,700
    2,350    Fred's, Inc.                                                                     40,349
      100    Gadzooks, Inc.(a)                                                                     4
    3,500    GameStop Corp. Class A(a)                                                        77,560
    1,487    GameStop Corp. Class B(a)                                                        33,160
    1,400    Gander Mountain Co.(a)(g)                                                        18,340
    1,300    Genesco, Inc.(a)                                                                 36,946
    2,000    Goody's Family Clothing, Inc.                                                    18,060
    2,400    Great Atlantic & Pacific Tea Co.(a)                                              35,760
    2,500    Greg Manning Auctions, Inc.(a)(g)                                                25,175
    1,900    Guitar Center, Inc.(a)                                                          104,177
    2,900    Gymboree Corp.(a)                                                                36,366
    2,850    HOT Topic, Inc.(a)                                                               62,273
    2,700    Hancock Fabrics, Inc.                                                            20,088
    3,800    Insight Enterprises, Inc.(a)                                                     66,728
    1,365    Jo-Ann Stores, Inc.(a)                                                           38,343
      900    Kirkland's, Inc.(a)                                                               9,954
    2,700    Linens 'N Things, Inc.(a)                                                        67,041
    2,200    Longs Drug Stores Corp.                                                          75,284
    2,200    Men's Wearhouse, Inc.(a)                                                         92,862
    7,300    Michaels Stores, Inc.                                                           264,990
    3,395    Movie Gallery, Inc.                                                              97,369
    2,500    Neiman-Marcus Group, Inc. Class A                                               228,775
    3,155    O'Reilly Automotive, Inc.(a)                                                    156,267
    1,200    Overstock.com, Inc.(a)(g)                                                        51,588
    1,000    PC Connection, Inc.(a)                                                            5,870
    3,400    PEP Boys-Manny Moe & Jack                                                        59,772
    8,900    PETsMART, Inc.                                                                  255,875
    4,425    Pacific Sunwear of California,Inc.(a)                                           123,811
      900    Party City Corp.(a)                                                              13,176
    4,800    Pathmark Stores, Inc.(a)                                                         30,288
    3,800    Payless Shoesource, Inc.(a)                                                      60,002
    3,500    Petco Animal Supplies, Inc.(a)                                                  128,835
    5,100    Pier 1 Imports, Inc.                                                             92,973
      750    Pricesmart, Inc.(a)                                                               5,505
      700    Provide Commerce, Inc.(a)                                                        20,216
    4,800    Rent-A-Center, Inc.(a)                                                          131,088
    2,100    Retail Ventures, Inc.(a)                                                         19,131
   27,400    Rite Aid Corp.(a)                                                               108,504
    8,600    Ross Stores, Inc.                                                               250,604
    2,600    Ruddick Corp.                                                                    60,190
    7,800    Saks, Inc.                                                                      140,790
    1,800    School Specialty, Inc.(a)                                                        70,488
    1,600    Sharper Image Corp.(a)                                                           26,576
      700    Shoe Carnival, Inc.(a)                                                           12,250
    1,800    ShopKo Stores, Inc.(a)                                                           39,996
    1,450    Stamps.com, Inc.(a)                                                              24,070
    1,700    Stein Mart, Inc.(a)                                                              38,250
      700    Systemax, Inc.(a)                                                                 3,808
    3,500    Talbots, Inc.                                                                   111,930
    2,100    Too, Inc.(a)                                                                     51,807
    2,800    Tractor Supply Co.(a)                                                           122,220
    2,500    Tuesday Morning Corp.(a)                                                         72,175
    2,000    Ultimate Electronics, Inc.(a)(g)                                                    580
      400    Unifirst Corp.                                                                   15,960
    2,100    United Stationers, Inc.(a)                                                       95,025
    5,000    Urban Outfitters, Inc.(a)                                                       239,850
      500    VSI Holdings, Inc.(a)                                                                 -
    1,700    Weis Markets, Inc.                                                               62,679
    2,000    West Marine, Inc.(a)                                                             42,520
    4,575    The Wet Seal, Inc. Class A(a)                                                    15,921
      900    Whitehall Jewellers, Inc.(a)                                                      6,390
    2,745    Whole Foods Market, Inc.                                                        280,347
    6,700    Williams-Sonoma, Inc.(a)                                                        246,225
    4,000    Zale Corp.(a)                                                                   118,880
                                                                                        ------------
                                                                                           8,889,114
                                                                                        ------------
SOAPS & COSMETICS - 0.3%
    1,900    Chattem, Inc.(a)                                                                 84,493
    3,600    Church & Dwight Co., Inc.                                                       127,692
    2,700    Elizabeth Arden, Inc.(a)                                                         64,098
    6,680    The Estee Lauder Cos., Inc. Class A                                             300,466
    1,200    Inter Parfums, Inc.                                                              17,280
    4,300    Nu Skin Enterprises, Inc. Class A                                                96,793
    5,100    Playtex Products, Inc.(a)                                                        45,900
    1,987    Revlon, Inc. Class A(a)                                                           5,723
                                                                                        ------------
                                                                                             742,445
                                                                                        ------------
STEEL - 0.4%
    6,500    AK Steel Holding Corp.(a)                                                        71,890
      200    Ampco-Pittsburgh Corp.                                                            2,706
    1,300    Carpenter Technology                                                             77,233
    1,400    Cold Metal Products, Inc.(a)                                                          -
      600    Friedman Industries                                                               4,098
    1,800    Gibraltar Industries, Inc.                                                       39,492
    6,400    Intermet Corp.                                                                    2,176
    6,000    International Steel Group, Inc.(a)                                              237,000
      700    Keystone Consolidated Industries, Inc.(a)                                           126
      300    NS Group, Inc.(a)                                                                 9,423
   11,100    National Steel Corp. Class B(a)                                                      44
      300    Northwest Pipe Co.(a)                                                             7,407
    9,000    Northwestern Steel & Wire Co.(a)                                                     45
    1,405    Olympic Steel, Inc.(a)                                                           25,121

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
    2,500    Oregon Steel Mills, Inc.(a)                                            $         57,500
    1,500    Quanex Corp.                                                                     79,980
      700    Roanoke Electric Steel Corp.                                                     14,476
    1,300    Ryerson Tull, Inc.                                                               16,471
    1,750    Schnitzer Steel Industries, Inc. Class A                                         59,028
      400    Shiloh Industries, Inc.(a)                                                        5,224
    3,800    Steel Dynamics, Inc.                                                            130,910
    1,800    Steel Technologies, Inc.                                                         43,182
      300    Weirton Steel Corp.(a)                                                                -
                                                                                        ------------
                                                                                             883,532
                                                                                        ------------
TECHNOLOGY - 0.0%
    7,300    AT&T Latin America Corp. Class A(a)                                                 146
      110    InterWorld Corp.(a)                                                                   6
      200    International Fibercom, Inc.(a)                                                       -
      200    Netobjects(a)                                                                         2
                                                                                        ------------
                                                                                                 154
                                                                                        ------------
TELEPHONE - 2.5%
    4,480    Adtran, Inc.                                                                     79,027
    6,908    Alamosa Holdings, Inc.(a)                                                        80,616
    1,800    Alaska Communications Systems Group, Inc.                                        18,090
   13,900    American Tower Corp. Class A(a)                                                 253,397
    7,105    Applied Digital Solutions, Inc.(a)                                               24,583
      600    Applied Innovation, Inc.(a)                                                       2,070
    1,300    Applied Signal Technology, Inc.                                                  29,770
      200    Atlantic Tele-Network Inc.                                                        6,404
    2,200    Autobytel, Inc.(a)                                                               11,088
    2,900    Boston Communications Group(a)                                                   20,648
      800    CT Communications, Inc.                                                           8,424
    2,000    Carrier Access Corp.(a)                                                          11,920
    3,155    CellStar Corp.(a)                                                                 7,351
    3,800    Centennial Communications Corp.(a)                                               41,230
    6,900    Choice One Communications, Inc.(a)                                                    -
    9,600    Cincinnati Bell, Inc.(a)                                                         40,800
    2,000    Commonwealth Telephone Enterprises, Inc.(a)                                      94,280
      230    Copper Mountain Networks(a)                                                         232
   11,615    Covad Communications Group, Inc.(a)(g)                                           13,880
      300    Covista Communications, Inc.(a)                                                     531
   12,440    Crown Castle International Corp.(a)                                             199,786
      699    D&E Communications, Inc.                                                          6,382
    6,900    Davel Communications, Inc.(a)                                                        95
    1,900    Ditech Communications Corp.(a)                                                   23,693
    3,900    Dobson Communications Corp. Class A(a)                                            7,800
      715    Equinix, Inc.(a)                                                                 30,273
    7,200    Extreme Networks(a)                                                              42,408
       10    Fibernet Telecom Group, Inc.(a)                                                       6
    9,300    Finisar Corp.(a)(g)                                                              11,625
    3,400    General Communication Class A(a)                                                 31,042
    2,195    Global Crossing Ltd.(a)(g)                                                       34,110
        6    GoAmerica, Inc.(a)                                                                   45
      100    Hector Communications Corp.                                                       2,150
      800    HickoryTech Corp.                                                                 8,128
    1,500    ID Systems, Inc.(a)                                                              16,620
      800    IDT Corp. Class B(a)                                                             11,832
    3,200    Intelidata Technologies Corp.(a)                                                    896
    3,000    Interdigital Communications Corp.(a)                                             45,960
    2,500    Inter-Tel, Inc.                                                                  61,250
    1,400    j2 Global Communications, Inc.(a)                                                48,034
   46,380    Level 3 Communications, Inc.(a)(g)                                               95,543
  179,645    Liberty Media Corp. Class A(a)                                                1,862,919
   14,100    MCI, Inc.                                                                       351,372
   11,038    McLeodUSA, Inc. Class A(a)                                                        1,987
    5,722    NTL, Inc.(a)                                                                    364,320
      300    NET2000 Communications, Inc.(a)                                                       -
    5,800    Net2Phone, Inc.(a)                                                                9,338
   11,365    Nextel Partners, Inc. Class A(a)                                                249,575
      600    North Pittsburgh Systems, Inc.                                                   11,859
    2,286    Novatel Wireless, Inc.(a)                                                        24,574
      247    Optical Cable Corp.(a)                                                            1,282
    2,200    Paradyne Networks Corp.(a)                                                        4,598
    2,080    Pegasus Communications Corp. Class A(a)(g)                                       27,622
    3,420    Price Communications Corp.(a)                                                    59,850
   12,300    Primus Telecommunications GP(a)                                                  19,311
   14,600    Sonus Networks, Inc.(a)                                                          61,904
    2,440    Spectrasite, Inc.(a)                                                            141,447
      390    Stratos International, Inc.(a)                                                    1,697
    4,800    Sunrise Telecom, Inc.                                                            12,960
      700    SureWest Communications                                                          16,142
    3,733    Talk America Holdings, Inc.(a)                                                   24,078
    3,400    Telephone & Data Systems, Inc.                                                  277,440
      200    Telular Corp.(a)                                                                  1,258
    8,000    Terremark Worldwide, Inc.(a)                                                      5,200
    6,900    Time Warner Telecom, Inc. Class A(a)                                             27,393
       40    Trinsic, Inc.(a)                                                                     21
    2,300    Triton PCS Holdings, Inc. Class A(a)                                              5,106
      100    Tut Systems, Inc.(a)                                                                241
    5,300    US Cellular Corp.(a)                                                            241,839
      500    US LEC Corp. Class A(a)                                                           1,270
    3,700    US Unwired, Inc. Class A(a)                                                      15,540
    4,100    Ubiquitel, Inc.(a)                                                               27,470
    1,700    Ulticom, Inc.(a)                                                                 18,921
    6,000    Utstarcom, Inc.(a)                                                               65,700
      400    Warwick Valley Telephone Co.                                                      8,628
                                                                                        ------------
                                                                                           5,364,881
                                                                                        ------------
TIRES & RUBBER GOODS - 0.1%
      200    American Biltrite, Inc.(a)                                                        2,250
    1,000    Bandag, Inc.                                                                     46,980
    2,200    Carlisle Cos., Inc.                                                             153,494
    1,000    SRI/Surgical Express, Inc.(a)                                                     4,850
    2,300    TBC Corp.(a)                                                                     64,078
                                                                                        ------------
                                                                                             271,652
                                                                                        ------------
TOBACCO - 0.1%
    2,700    DIMON, Inc.                                                                      16,875
    1,000    M&F Worldwide Corp.(a)                                                           13,340

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
      900    Schweitzer-Mauduit International, Inc.                                     $     30,195
    1,845    Universal Corp.                                                                  84,446
    4,062    Vector Group Ltd.                                                                62,474
                                                                                        ------------
                                                                                             207,330
                                                                                        ------------
TRAVEL & RECREATION - 2.4%
    4,038    All-American SportPark, Inc.(a)                                                   1,979
    4,200    Alliance Gaming Corp.(a)                                                         40,278
      300    Ambassadors Group, Inc.                                                          10,026
    1,300    Amerco, Inc.(a)                                                                  60,190
      100    American Classic Voyages Co.(a)                                                       -
    2,300    Ameristar Casinos, Inc.                                                         125,764
    1,900    Argosy Gaming Co.(a)                                                             87,248
    2,200    Aztar Corp.(a)                                                                   62,832
    4,800    Bally Total Fitness Holding Corp.(a)                                             16,704
    3,600    Boyd Gaming Corp.                                                               187,740
      600    Buckhead America Corp.(a)                                                           150
    7,300    CKX, Inc.(a)                                                                    178,047
   17,835    Caesars Entertainment, Inc.(a)                                                  352,955
    4,200    Callaway Golf Co.                                                                53,760
    2,400    Cedar Fair LP                                                                    75,528
    2,000    Central Parking Corp.                                                            34,360
    2,700    Choice Hotels International, Inc.                                               167,265
    2,400    Dick's Sporting Goods, Inc.(a)                                                   88,152
    1,500    Dollar Thrifty Automotive Group(a)                                               49,170
      589    Dover Downs Gaming & Entertainment, Inc.                                          7,333
      400    Empire Resorts, Inc.(a)                                                           2,892
    1,000    Full House Resorts, Inc.(a)                                                       3,800
    1,200    Glassmaster Co.(a)                                                                  624
      800    Hudson Hotels Corp.(a)                                                                -
      100    Huffy Corp.(a)                                                                        8
      400    International Leisure Hosts Ltd.(a)                                               1,900
      400    Jameson Inns, Inc.(a)                                                               588
    1,700    Johnson Outdoors, Inc. Class A(a)                                                32,181
    1,392    K2, Inc.(a)                                                                      19,140
    2,900    Lakes Entertainment, Inc.(a)                                                     52,200
   20,600    Las Vegas Sands Corp.(a)                                                        927,000
    8,400    MGM Mirage(a)                                                                   594,888
    3,400    MTR Gaming Group, Inc.(a)                                                        42,160
    3,700    Mandalay Resort Group                                                           260,813
      900    Marcus Corp.                                                                     18,450
      600    Marine Products Corp.                                                            10,086
    4,900    Mikohn Gaming Corp.(a)                                                           61,544
    4,600    Monarch Casino & Resort, Inc.(a)                                                 91,540
    2,300    Multimedia Games, Inc.(a)                                                        17,848
      900    Navigant International, Inc.(a)                                                  12,294
    3,500    Pinnacle Entertainment, Inc.(a)                                                  58,450
    2,300    President Casinos, Inc.(a)                                                          345
    4,700    Renaissance Entertainment Corp.(a)                                                  564
    1,200    Rent-Way, Inc.(a)                                                                 9,840
   11,400    Royal Caribbean Cruises Ltd.                                                    509,466
    3,150    SCP Pool Corp.                                                                  100,359
    3,700    Scientific Games Corp. Class A(a)                                                84,545
      300    Sholodge, Inc.(a)                                                                 1,050
    3,243    Shuffle Master, Inc.(a)                                                          93,917
    4,100    Six Flags, Inc.(a)                                                               16,892
      200    Sonesta International Hotels Class A(a)                                           6,000
    2,000    Speedway Motorsports, Inc.                                                       71,400
    1,692    The Sports Authority, Inc.(a)                                                    46,530
    3,600    Station Casinos, Inc.                                                           243,180
    1,100    Stellent, Inc.(a)                                                                 9,251
    1,700    Vail Resorts, Inc.(a)                                                            42,925
    1,800    WMS Industries, Inc.(a)(g)                                                       50,688
      300    Westcoast Hospitality Corp.(a)                                                    2,085
                                                                                        ------------
                                                                                           5,096,924
                                                                                        ------------
TRUCKING & FREIGHT - 1.0%
    1,900    Arkansas Best Corp.                                                              71,782
      300    BancTrust Financial Group, Inc.                                                   6,006
    4,800    CH Robinson Worldwide, Inc.                                                     247,344
    2,200    CNF, Inc.                                                                       102,938
    1,700    Celadon Group, Inc.(a)                                                           31,535
      500    Central Freight Lines, Inc.(a)                                                    1,780
      700    Covenant Transport, Inc. Class A(a)                                              12,320
    5,205    Expeditors International Washington, Inc.                                       278,728
    1,800    Forward Air Corp.                                                                76,644
      800    Frozen Food Express Industries(a)                                                 9,216
    1,100    HUB Group, Inc. Class A(a)                                                       68,937
    4,581    Heartland Express, Inc.                                                          87,726
    4,600    JB Hunt Transport Services, Inc.                                                201,342
    3,000    Knight Transportation, Inc.                                                      74,010
    4,610    Laidlaw International, Inc.(a)                                                   95,888
    4,400    Landstar System, Inc.(a)                                                        144,100
      825    Marten Transport Ltd.(a)                                                         17,597
    1,375    Old Dominion Freight Line(a)                                                     42,831
      900    Overnite Corp.                                                                   28,791
      400    PAM Transportation Services(a)                                                    6,880
    3,600    Pacer International, Inc.(a)                                                     86,004
    3,300    Sirva, Inc.(a)                                                                   23,463
    4,670    Swift Transportation Co., Inc.(a)                                               103,394
      700    US Xpress Enterprises, Inc. Class A(a)                                           11,445
    1,700    USF Corp.                                                                        82,042
    1,700    Wabash National Corp.                                                            41,480
    4,400    Werner Enterprises, Inc.                                                         85,492
    2,993    Yellow Roadway Corp.(a)                                                         175,210
                                                                                        ------------
                                                                                           2,214,925
                                                                                        ------------
             TOTAL INVESTMENTS IN COMMON STOCKS
             (Cost - $160,740,062) - 93.5%                                               202,275,978
                                                                                        ------------
                   PREFERRED STOCKS

TELEPHONE - 0.0%
       50    ATSI Communications, Inc. Series H(h)                                                23
                                                                                        ------------
             TOTAL INVESTMENTS IN PREFERRED STOCKS
             (Cost - $200) - 0.0%                                                                 23
                                                                                        ------------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2005 (UNAUDITED)

   SHARES
     HELD    INDUSTRY+/ISSUE                                                                   VALUE
----------------------------------------------------------------------------------------------------
                   RIGHTS

DRUGS & MEDICINE - 0.0%
    9,860    ViroLogic, Inc.(f)                                                         $      2,958
                                                                                        ------------
             TOTAL INVESTMENTS IN RIGHTS
             (Cost - $3,550) - 0.0%                                                            2,958
                                                                                        ------------

                   WARRANTS(d)
APPAREL - 0.0%
      103    Polymer Group, Inc. Class A (expires 3/04/2010)                                       1
      103    Polymer Group, Inc. Class B (expires 3/04/2010)                                       1
                                                                                        ------------
                                                                                                   2
                                                                                        ------------

BUSINESS SERVICES - 0.0%
      104    Magellan Health Services, Inc. (expires 1/15/2011)                                1,040
                                                                                        ------------

CONSTRUCTION - 0.0%
    4,800    Foster Wheeler Ltd. Class B (expires 9/24/2007)                                   4,608
                                                                                        ------------

ENERGY & RAW MATERIALS - 0.0%
       77    Trico Marine Services, Inc. Series A (expires 3/15/2010)                            462
       77    Trico Marine Services, Inc. Series B (expires 3/15/2008)                            231
                                                                                        ------------
                                                                                                 693
                                                                                        ------------

TECHNOLOGY - 0.0%
      121    Optical Cable Corp. (expires 10/24/2007)                                             38
                                                                                        ------------

TELEPHONE - 0.0%
       46    Spectrasite, Inc. (expires 2/10/2010)                                             3,807
                                                                                        ------------
             TOTAL INVESTMENTS IN WARRANTS
             (Cost - $30,782) - 0.0%                                                          10,188
                                                                                        ------------

BENEFICIAL INTEREST/
SHARES HELD
--------------------
                   OTHER INTERESTS (e)
ENERGY & UTILITIES - 0.0%
      600    PetroCorp Incorporated (Escrow Shares)                                                -
                                                                                        ------------

FINANCE - 0.0%
      700    Bingham Financial Services Corporation (Escrow Shares)                                -
                                                                                        ------------

TELEPHONE - 0.0%
$     600    High Speed Access Corp. (Liquidating Shares)                                          -
$  16,016    McLeod USA, Incorporated (Litigation Trust Certificates)                              -
                                                                                        ------------
                                                                                                   -
                                                                                        ------------
             TOTAL INVESTMENTS IN OTHER INTERESTS
             (Cost - $763) - 0.0%                                                                  -
                                                                                        ------------
             TOTAL LONG-TERM INVESTMENTS
             (Cost - $160,775,357) - 93.5%                                               202,289,147
                                                                                        ------------

 BENEFICIAL
   INTEREST    INDUSTRY+/ISSUE                                                                 VALUE
----------------------------------------------------------------------------------------------------

               SHORT-TERM SECURITIES

$13,192,960       Merrill Lynch Liquidity Series,
                     LLC Cash Sweep Series I(b)                                         $ 13,192,960
  7,787,820       Merrill Lynch Liquidity Series,
                     LLC Money Market Series(b)(c)                                         7,787,820
                                                                                        ------------
                  TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                  (Cost - $20,980,780) - 9.7%                                             20,980,780
                                                                                        ------------
                  TOTAL INVESTMENTS
                  (Cost - $181,756,137*) - 103.2%                                        223,269,927
                                                                                        ------------
               Liabilities in Excess of Other Assets - (3.2%)                             (6,841,011)
                                                                                        ------------
               NET ASSETS - 100.0%                                                      $216,428,916
                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                                          $182,677,819
                                                                                        ============
Unrealized appreciation                                                                 $ 55,757,409
Unrealized depreciation                                                                  (15,165,301)
                                                                                        ------------
Net unrealized appreciation                                                             $ 40,592,108
                                                                                        ============

  + For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) Non-income-producing security.

(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

  AFFILIATE                                         NET ACTIVITY           INTEREST INCOME
------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series,
   LLC Cash Sweep Series I                            $3,240,925                   $74,354
Merrill Lynch Liquidity Series,
   LLC Money Market Series                            $2,132,400                   $18,287

(c) Security was purchased with the cash proceeds from securities loans.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.

(f) The rights entitle the holder to future cash distributions.

(g) Security, or portion of security, is on loan.

(h) Convertible security.

Financial futures contracts purchased as of March 31, 2005,were as follows:

NUMBER OF                                    EXPIRATION              FACE            UNREALIZED
CONTRACTS         ISSUE                            DATE             VALUE          DEPRECIATION
-----------------------------------------------------------------------------------------------
       16         Russell 2000 Index          June 2005        $5,035,997          $   (93,597)
       28         S&P MidCap 400 Index        June 2005        $9,401,601             (139,201)
                                                                                   ------------
TOTAL UNREALIZED DEPRECIATION - NET                                                $  (232,798)
                                                                                   ============

             DIRECTORS           Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

        ADMINISTRATOR,           USAA Investment Management Company
   INVESTMENT ADVISER,           P.O. Box 659453
          UNDERWRITER,           San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT           USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

             CUSTODIAN           JP Morgan Chase
                                 4 Chase MetroTech, 18th Floor
                                 Brooklyn, New York 11245

           INDEPENDENT           Ernst & Young LLP
     REGISTERED PUBLIC           100 West Houston St., Suite 1900
       ACCOUNTING FIRM           San Antonio, Texas 78205

             TELEPHONE           Call toll free - Central time
      ASSISTANCE HOURS           Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL           (800) 531-8181
     INFORMATION ABOUT           For account servicing, exchanges,
          MUTUAL FUNDS           or redemptions
                                 (800) 531-8448

       RECORDED MUTUAL           24-hour service (from any phone)
     FUND PRICE QUOTES           (800) 531-8066

           MUTUAL FUND           (from touch-tone phones only)
        USAA TOUCHLINE           For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

       INTERNET ACCESS           USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48481-0505                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /S/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 25, 2005
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MAY 24, 2005
         ------------


By:*     /S/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MAY 24, 2005
         ------------


*Print the name and title of each signing officer under his or her signature.